UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04997
Delaware Group® Equity Funds V
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
November 30
Date of reporting period:
November 30, 2025
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Nomura Small Cap Core Fund
(formerly, Macquarie Small Cap Core Fund)
Class A : DCCAX
Annual shareholder report | November 30, 2025
This annual shareholder report contains important information about Nomura Small Cap Core Fund (Fund) for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the
Material Fund changes section.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102	1.04%
Management's discussion of Fund performance
Performance highlights
Nomura Small Cap Core Fund (Class A) returned -4.00% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 13.59%, while the Russell 2000® Index, the Fund's narrowly based securities market index, returned 4.09%.
Top contributors to performance:
Stock selection was strongest within the healthcare sector. Insmed, Inc. and Travere Therapeutics, Inc. were the leading contributors.
The Fund’s holdings in the consumer services sector outperformed versus the Russell 2000 index (benchmark). Brinker International, Inc., operator of Chili’s and Maggiano’s restaurants, contributed the most to performance.
The Fund’s holdings in the media sector outperformed. IMAX Corp. was the top contributor.
Top detractors from performance:
The Fund's underperformance was largely due to lack of exposure to lower-quality stocks, which led the market rally starting in April 2025.
The technology sector detracted the most from performance. Results were weakest within the software industry.
The Fund’s holdings in the capital goods sector underperformed versus the benchmark. A lack of exposure to Bloom Energy Corp. detracted the most.
Stock selection in the finance sector underperformed, with the insurance industry detracting the most.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period November 30, 2015, through November 30, 2025
Average annual total returns (as of November 30, 2025)	1 year	5 year	10 year
Nomura Small Cap Core Fund (Class A) – including sales charge	-9.51%	6.35%	7.78%
Nomura Small Cap Core Fund (Class A) – excluding sales charge	-4.00%	7.61%	8.42%
Russell 3000 Index	13.59%	14.15%	14.05%
Russell 2000 Index	4.09%	7.99%	9.12%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of November 30, 2025)
Fund net assets	$6,514,110,730
Total number of portfolio holdings*	137
Total advisory fees paid (during reporting period)	$44,025,690
Portfolio turnover rate	26%
*	Excludes cash and cash equivalents.

Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Healthcare	20.27%
Financials	18.57%
Industrials	18.39%
Information Technology	12.39%
Consumer Discretionary	10.37%
Real Estate	6.87%
Energy	3.78%
Utilities	2.87%
Materials	2.65%
Communication Services	1.62%
Consumer Staples	1.25%

Top 10 equity holdings
Semtech	2.07%
Travere Therapeutics	1.71%
Federal Signal	1.70%
Ligand Pharmaceuticals	1.69%
Bridgebio Pharma	1.58%
Construction Partners Class A	1.45%
Modine Manufacturing	1.41%
Axsome Therapeutics	1.40%
Artivion	1.38%
Old National Bancorp	1.37%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Small Cap Core Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5086291)
TSAR-DCCAX-0126

Nomura Small Cap Core Fund
(formerly, Macquarie Small Cap Core Fund)
Class C : DCCCX
Annual shareholder report | November 30, 2025
This annual shareholder report contains important information about Nomura Small Cap Core Fund (Fund) for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the
Material Fund changes section.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$175	1.79%
Management's discussion of Fund performance
Performance highlights
Nomura Small Cap Core Fund (Class C) returned -4.69% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 13.59%, while the Russell 2000® Index, the Fund's narrowly based securities market index, returned 4.09%.
Top contributors to performance:
Stock selection was strongest within the healthcare sector. Insmed, Inc. and Travere Therapeutics, Inc. were the leading contributors.
The Fund’s holdings in the consumer services sector outperformed versus the Russell 2000 index (benchmark). Brinker International, Inc., operator of Chili’s and Maggiano’s restaurants, contributed the most to performance.
The Fund’s holdings in the media sector outperformed. IMAX Corp. was the top contributor.
Top detractors from performance:
The Fund's underperformance was largely due to lack of exposure to lower-quality stocks, which led the market rally starting in April 2025.
The technology sector detracted the most from performance. Results were weakest within the software industry.
The Fund’s holdings in the capital goods sector underperformed versus the benchmark. A lack of exposure to Bloom Energy Corp. detracted the most.
Stock selection in the finance sector underperformed, with the insurance industry detracting the most.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2015, through November 30, 2025
Average annual total returns (as of November 30, 2025)	1 year	5 year	10 year
Nomura Small Cap Core Fund (Class C) – including sales charge	-5.63%	6.81%	7.62%
Nomura Small Cap Core Fund (Class C) – excluding sales charge	-4.69%	6.81%	7.62%
Russell 3000 Index	13.59%	14.15%	14.05%
Russell 2000 Index	4.09%	7.99%	9.12%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of November 30, 2025)
Fund net assets	$6,514,110,730
Total number of portfolio holdings*	137
Total advisory fees paid (during reporting period)	$44,025,690
Portfolio turnover rate	26%
*	Excludes cash and cash equivalents.

Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Healthcare	20.27%
Financials	18.57%
Industrials	18.39%
Information Technology	12.39%
Consumer Discretionary	10.37%
Real Estate	6.87%
Energy	3.78%
Utilities	2.87%
Materials	2.65%
Communication Services	1.62%
Consumer Staples	1.25%

Top 10 equity holdings
Semtech	2.07%
Travere Therapeutics	1.71%
Federal Signal	1.70%
Ligand Pharmaceuticals	1.69%
Bridgebio Pharma	1.58%
Construction Partners Class A	1.45%
Modine Manufacturing	1.41%
Axsome Therapeutics	1.40%
Artivion	1.38%
Old National Bancorp	1.37%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Small Cap Core Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5086291)
TSAR-DCCCX-0126

Nomura Small Cap Core Fund
(formerly, Macquarie Small Cap Core Fund)
Class R : DCCRX
Annual shareholder report | November 30, 2025
This annual shareholder report contains important information about Nomura Small Cap Core Fund (Fund) for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the
Material Fund changes section.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$126	1.29%
Management's discussion of Fund performance
Performance highlights
Nomura Small Cap Core Fund (Class R) returned -4.23% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 13.59%, while the Russell 2000® Index, the Fund's narrowly based securities market index, returned 4.09%.
Top contributors to performance:
Stock selection was strongest within the healthcare sector. Insmed, Inc. and Travere Therapeutics, Inc. were the leading contributors.
The Fund’s holdings in the consumer services sector outperformed versus the Russell 2000 index (benchmark). Brinker International, Inc., operator of Chili’s and Maggiano’s restaurants, contributed the most to performance.
The Fund’s holdings in the media sector outperformed. IMAX Corp. was the top contributor.
Top detractors from performance:
The Fund's underperformance was largely due to lack of exposure to lower-quality stocks, which led the market rally starting in April 2025.
The technology sector detracted the most from performance. Results were weakest within the software industry.
The Fund’s holdings in the capital goods sector underperformed versus the benchmark. A lack of exposure to Bloom Energy Corp. detracted the most.
Stock selection in the finance sector underperformed, with the insurance industry detracting the most.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2015, through November 30, 2025
Average annual total returns (as of November 30, 2025)	1 year	5 year	10 year
Nomura Small Cap Core Fund (Class R) – including sales charge	-4.23%	7.35%	8.16%
Nomura Small Cap Core Fund (Class R) – excluding sales charge	-4.23%	7.35%	8.16%
Russell 3000 Index	13.59%	14.15%	14.05%
Russell 2000 Index	4.09%	7.99%	9.12%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of November 30, 2025)
Fund net assets	$6,514,110,730
Total number of portfolio holdings*	137
Total advisory fees paid (during reporting period)	$44,025,690
Portfolio turnover rate	26%
*	Excludes cash and cash equivalents.

Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Healthcare	20.27%
Financials	18.57%
Industrials	18.39%
Information Technology	12.39%
Consumer Discretionary	10.37%
Real Estate	6.87%
Energy	3.78%
Utilities	2.87%
Materials	2.65%
Communication Services	1.62%
Consumer Staples	1.25%

Top 10 equity holdings
Semtech	2.07%
Travere Therapeutics	1.71%
Federal Signal	1.70%
Ligand Pharmaceuticals	1.69%
Bridgebio Pharma	1.58%
Construction Partners Class A	1.45%
Modine Manufacturing	1.41%
Axsome Therapeutics	1.40%
Artivion	1.38%
Old National Bancorp	1.37%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Small Cap Core Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5086291)
TSAR-DCCRX-0126

Nomura Small Cap Core Fund
(formerly, Macquarie Small Cap Core Fund)
Institutional Class : DCCIX
Annual shareholder report | November 30, 2025
This annual shareholder report contains important information about Nomura Small Cap Core Fund (Fund) for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the
Material Fund changes section.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$78	0.79%
Management's discussion of Fund performance
Performance highlights
Nomura Small Cap Core Fund (Institutional Class) returned -3.76% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 13.59%, while the Russell 2000® Index, the Fund's narrowly based securities market index, returned 4.09%.
Top contributors to performance:
Stock selection was strongest within the healthcare sector. Insmed, Inc. and Travere Therapeutics, Inc. were the leading contributors.
The Fund’s holdings in the consumer services sector outperformed versus the Russell 2000 index (benchmark). Brinker International, Inc., operator of Chili’s and Maggiano’s restaurants, contributed the most to performance.
The Fund’s holdings in the media sector outperformed. IMAX Corp. was the top contributor.
Top detractors from performance:
The Fund's underperformance was largely due to lack of exposure to lower-quality stocks, which led the market rally starting in April 2025.
The technology sector detracted the most from performance. Results were weakest within the software industry.
The Fund’s holdings in the capital goods sector underperformed versus the benchmark. A lack of exposure to Bloom Energy Corp. detracted the most.
Stock selection in the finance sector underperformed, with the insurance industry detracting the most.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2015, through November 30, 2025
Average annual total returns (as of November 30, 2025)	1 year	5 year	10 year
Nomura Small Cap Core Fund (Institutional Class) – including sales charge	-3.76%	7.88%	8.70%
Nomura Small Cap Core Fund (Institutional Class) – excluding sales charge	-3.76%	7.88%	8.70%
Russell 3000 Index	13.59%	14.15%	14.05%
Russell 2000 Index	4.09%	7.99%	9.12%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of November 30, 2025)
Fund net assets	$6,514,110,730
Total number of portfolio holdings*	137
Total advisory fees paid (during reporting period)	$44,025,690
Portfolio turnover rate	26%
*	Excludes cash and cash equivalents.

Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Healthcare	20.27%
Financials	18.57%
Industrials	18.39%
Information Technology	12.39%
Consumer Discretionary	10.37%
Real Estate	6.87%
Energy	3.78%
Utilities	2.87%
Materials	2.65%
Communication Services	1.62%
Consumer Staples	1.25%

Top 10 equity holdings
Semtech	2.07%
Travere Therapeutics	1.71%
Federal Signal	1.70%
Ligand Pharmaceuticals	1.69%
Bridgebio Pharma	1.58%
Construction Partners Class A	1.45%
Modine Manufacturing	1.41%
Axsome Therapeutics	1.40%
Artivion	1.38%
Old National Bancorp	1.37%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Small Cap Core Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5086291)
TSAR-DCCIX-0126

Nomura Small Cap Core Fund
(formerly, Macquarie Small Cap Core Fund)
Class R6 : DCZRX
Annual shareholder report | November 30, 2025
This annual shareholder report contains important information about Nomura Small Cap Core Fund (Fund) for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the
Material Fund changes section.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$68	0.69%
Management's discussion of Fund performance
Performance highlights
Nomura Small Cap Core Fund (Class R6) returned -3.65% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 13.59%, while the Russell 2000® Index, the Fund's narrowly based securities market index, returned 4.09%.
Top contributors to performance:
Stock selection was strongest within the healthcare sector. Insmed, Inc. and Travere Therapeutics, Inc. were the leading contributors.
The Fund’s holdings in the consumer services sector outperformed versus the Russell 2000 index (benchmark). Brinker International, Inc., operator of Chili’s and Maggiano’s restaurants, contributed the most to performance.
The Fund’s holdings in the media sector outperformed. IMAX Corp. was the top contributor.
Top detractors from performance:
The Fund's underperformance was largely due to lack of exposure to lower-quality stocks, which led the market rally starting in April 2025.
The technology sector detracted the most from performance. Results were weakest within the software industry.
The Fund’s holdings in the capital goods sector underperformed versus the benchmark. A lack of exposure to Bloom Energy Corp. detracted the most.
Stock selection in the finance sector underperformed, with the insurance industry detracting the most.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period May 2, 2016 (Class R6's inception), through November 30, 2025
Average annual total returns (as of November 30, 2025)	1 year	5 year	Since inception (5/2/16)
Nomura Small Cap Core Fund (Class R6) – including sales charge	-3.65%	8.01%	9.78%
Nomura Small Cap Core Fund (Class R6) – excluding sales charge	-3.65%	8.01%	9.78%
Russell 3000 Index	13.59%	14.15%	14.67%
Russell 2000 Index	4.09%	7.99%	10.01%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of November 30, 2025)
Fund net assets	$6,514,110,730
Total number of portfolio holdings*	137
Total advisory fees paid (during reporting period)	$44,025,690
Portfolio turnover rate	26%
*	Excludes cash and cash equivalents.

Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Healthcare	20.27%
Financials	18.57%
Industrials	18.39%
Information Technology	12.39%
Consumer Discretionary	10.37%
Real Estate	6.87%
Energy	3.78%
Utilities	2.87%
Materials	2.65%
Communication Services	1.62%
Consumer Staples	1.25%

Top 10 equity holdings
Semtech	2.07%
Travere Therapeutics	1.71%
Federal Signal	1.70%
Ligand Pharmaceuticals	1.69%
Bridgebio Pharma	1.58%
Construction Partners Class A	1.45%
Modine Manufacturing	1.41%
Axsome Therapeutics	1.40%
Artivion	1.38%
Old National Bancorp	1.37%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Small Cap Core Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5086291)
TSAR-DCZRX-0126

Nomura Small Cap Value Fund
(formerly, Macquarie Small Cap Value Fund)
Class A : DEVLX
Annual shareholder report | November 30, 2025
This annual shareholder report contains important information about Nomura Small Cap Value Fund (Fund) for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	1.09%
Management's discussion of Fund performance
Performance highlights
Nomura Small Cap Value Fund (Class A) returned -1.99% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 13.59%, while the Russell 2000® Value Index, the Fund's narrowly based securities market index, returned 3.02%.
Top contributors to performance:
Holdings in the industrials sector outperformed the Fund's narrowly based securities market index (benchmark), specifically positions in the construction and engineering industry.
Strong stock selection, in addition to an underweight allocation to companies in the real estate investment trust (REIT) sector, contributed to the Fund’s performance.
Holdings in the financial services sector outperformed versus the benchmark. Within the sector, stocks owned in the banks and consumer finance industries were the largest contributors.
Top detractors from performance:
Stock selection in the materials sector was weak as the Fund’s holdings in the chemicals industry underperformed.
Investments in the healthcare equipment and supplies industry underperformed versus the benchmark.
Holdings in the consumer discretionary sector underperformed over the period. The Fund’s positions in the textiles, apparel, and luxury goods industry detracted from performance.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period November 30, 2015, through November 30, 2025
Average annual total returns (as of November 30, 2025)	1 year	5 year	10 year
Nomura Small Cap Value Fund (Class A) – including sales charge	-7.63%	9.14%	7.37%
Nomura Small Cap Value Fund (Class A) – excluding sales charge	-1.99%	10.44%	8.01%
Russell 3000 Index	13.59%	14.15%	14.05%
Russell 2000 Value Index	3.02%	10.51%	8.66%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of November 30, 2025)
Fund net assets	$3,658,857,424
Total number of portfolio holdings*	104
Total advisory fees paid (during reporting period)	$25,807,981
Portfolio turnover rate	21%
*	Excludes cash and cash equivalents.

Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	30.22%
Industrials	20.29%
Consumer Discretionary	9.69%
Real Estate	9.31%
Information Technology	7.84%
Energy	6.26%
Utilities	5.93%
Materials	5.48%
Healthcare	2.03%
Consumer Staples	1.21%

Top 10 equity holdings
Webster Financial	1.95%
Axis Capital Holdings	1.94%
FNB	1.92%
Hancock Whitney	1.91%
CACI International Class A	1.86%
Valley National Bancorp	1.85%
MasTec	1.80%
Stifel Financial	1.78%
Columbia Banking System	1.76%
TTM Technologies	1.75%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Small Cap Value Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5086292)
TSAR-DEVLX-0126

Nomura Small Cap Value Fund
(formerly, Macquarie Small Cap Value Fund)
Class C : DEVCX
Annual shareholder report | November 30, 2025
This annual shareholder report contains important information about Nomura Small Cap Value Fund (Fund) for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$181	1.84%
Management's discussion of Fund performance
Performance highlights
Nomura Small Cap Value Fund (Class C) returned -2.74% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 13.59%, while the Russell 2000® Value Index, the Fund's narrowly based securities market index, returned 3.02%.
Top contributors to performance:
Holdings in the industrials sector outperformed the Fund's narrowly based securities market index (benchmark), specifically positions in the construction and engineering industry.
Strong stock selection, in addition to an underweight allocation to companies in the real estate investment trust (REIT) sector, contributed to the Fund’s performance.
Holdings in the financial services sector outperformed versus the benchmark. Within the sector, stocks owned in the banks and consumer finance industries were the largest contributors.
Top detractors from performance:
Stock selection in the materials sector was weak as the Fund’s holdings in the chemicals industry underperformed.
Investments in the healthcare equipment and supplies industry underperformed versus the benchmark.
Holdings in the consumer discretionary sector underperformed over the period. The Fund’s positions in the textiles, apparel, and luxury goods industry detracted from performance.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2015, through November 30, 2025
Average annual total returns (as of November 30, 2025)	1 year	5 year	10 year
Nomura Small Cap Value Fund (Class C) – including sales charge	-3.58%	9.61%	7.20%
Nomura Small Cap Value Fund (Class C) – excluding sales charge	-2.74%	9.61%	7.20%
Russell 3000 Index	13.59%	14.15%	14.05%
Russell 2000 Value Index	3.02%	10.51%	8.66%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of November 30, 2025)
Fund net assets	$3,658,857,424
Total number of portfolio holdings*	104
Total advisory fees paid (during reporting period)	$25,807,981
Portfolio turnover rate	21%
*	Excludes cash and cash equivalents.

Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	30.22%
Industrials	20.29%
Consumer Discretionary	9.69%
Real Estate	9.31%
Information Technology	7.84%
Energy	6.26%
Utilities	5.93%
Materials	5.48%
Healthcare	2.03%
Consumer Staples	1.21%

Top 10 equity holdings
Webster Financial	1.95%
Axis Capital Holdings	1.94%
FNB	1.92%
Hancock Whitney	1.91%
CACI International Class A	1.86%
Valley National Bancorp	1.85%
MasTec	1.80%
Stifel Financial	1.78%
Columbia Banking System	1.76%
TTM Technologies	1.75%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Small Cap Value Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5086292)
TSAR-DEVCX-0126

Nomura Small Cap Value Fund
(formerly, Macquarie Small Cap Value Fund)
Class R : DVLRX
Annual shareholder report | November 30, 2025
This annual shareholder report contains important information about Nomura Small Cap Value Fund (Fund) for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$132	1.34%
Management's discussion of Fund performance
Performance highlights
Nomura Small Cap Value Fund (Class R) returned -2.24% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 13.59%, while the Russell 2000® Value Index, the Fund's narrowly based securities market index, returned 3.02%.
Top contributors to performance:
Holdings in the industrials sector outperformed the Fund's narrowly based securities market index (benchmark), specifically positions in the construction and engineering industry.
Strong stock selection, in addition to an underweight allocation to companies in the real estate investment trust (REIT) sector, contributed to the Fund’s performance.
Holdings in the financial services sector outperformed versus the benchmark. Within the sector, stocks owned in the banks and consumer finance industries were the largest contributors.
Top detractors from performance:
Stock selection in the materials sector was weak as the Fund’s holdings in the chemicals industry underperformed.
Investments in the healthcare equipment and supplies industry underperformed versus the benchmark.
Holdings in the consumer discretionary sector underperformed over the period. The Fund’s positions in the textiles, apparel, and luxury goods industry detracted from performance.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2015, through November 30, 2025
Average annual total returns (as of November 30, 2025)	1 year	5 year	10 year
Nomura Small Cap Value Fund (Class R) – including sales charge	-2.24%	10.17%	7.74%
Nomura Small Cap Value Fund (Class R) – excluding sales charge	-2.24%	10.17%	7.74%
Russell 3000 Index	13.59%	14.15%	14.05%
Russell 2000 Value Index	3.02%	10.51%	8.66%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of November 30, 2025)
Fund net assets	$3,658,857,424
Total number of portfolio holdings*	104
Total advisory fees paid (during reporting period)	$25,807,981
Portfolio turnover rate	21%
*	Excludes cash and cash equivalents.

Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	30.22%
Industrials	20.29%
Consumer Discretionary	9.69%
Real Estate	9.31%
Information Technology	7.84%
Energy	6.26%
Utilities	5.93%
Materials	5.48%
Healthcare	2.03%
Consumer Staples	1.21%

Top 10 equity holdings
Webster Financial	1.95%
Axis Capital Holdings	1.94%
FNB	1.92%
Hancock Whitney	1.91%
CACI International Class A	1.86%
Valley National Bancorp	1.85%
MasTec	1.80%
Stifel Financial	1.78%
Columbia Banking System	1.76%
TTM Technologies	1.75%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Small Cap Value Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5086292)
TSAR-DVLRX-0126

Nomura Small Cap Value Fund
(formerly, Macquarie Small Cap Value Fund)
Institutional Class : DEVIX
Annual shareholder report | November 30, 2025
This annual shareholder report contains important information about Nomura Small Cap Value Fund (Fund) for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$83	0.84%
Management's discussion of Fund performance
Performance highlights
Nomura Small Cap Value Fund (Institutional Class) returned -1.75% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 13.59%, while the Russell 2000® Value Index, the Fund's narrowly based securities market index, returned 3.02%.
Top contributors to performance:
Holdings in the industrials sector outperformed the Fund's narrowly based securities market index (benchmark), specifically positions in the construction and engineering industry.
Strong stock selection, in addition to an underweight allocation to companies in the real estate investment trust (REIT) sector, contributed to the Fund’s performance.
Holdings in the financial services sector outperformed versus the benchmark. Within the sector, stocks owned in the banks and consumer finance industries were the largest contributors.
Top detractors from performance:
Stock selection in the materials sector was weak as the Fund’s holdings in the chemicals industry underperformed.
Investments in the healthcare equipment and supplies industry underperformed versus the benchmark.
Holdings in the consumer discretionary sector underperformed over the period. The Fund’s positions in the textiles, apparel, and luxury goods industry detracted from performance.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2015, through November 30, 2025
Average annual total returns (as of November 30, 2025)	1 year	5 year	10 year
Nomura Small Cap Value Fund (Institutional Class) – including sales charge	-1.75%	10.72%	8.27%
Nomura Small Cap Value Fund (Institutional Class) – excluding sales charge	-1.75%	10.72%	8.27%
Russell 3000 Index	13.59%	14.15%	14.05%
Russell 2000 Value Index	3.02%	10.51%	8.66%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of November 30, 2025)
Fund net assets	$3,658,857,424
Total number of portfolio holdings*	104
Total advisory fees paid (during reporting period)	$25,807,981
Portfolio turnover rate	21%
*	Excludes cash and cash equivalents.

Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	30.22%
Industrials	20.29%
Consumer Discretionary	9.69%
Real Estate	9.31%
Information Technology	7.84%
Energy	6.26%
Utilities	5.93%
Materials	5.48%
Healthcare	2.03%
Consumer Staples	1.21%

Top 10 equity holdings
Webster Financial	1.95%
Axis Capital Holdings	1.94%
FNB	1.92%
Hancock Whitney	1.91%
CACI International Class A	1.86%
Valley National Bancorp	1.85%
MasTec	1.80%
Stifel Financial	1.78%
Columbia Banking System	1.76%
TTM Technologies	1.75%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Small Cap Value Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5086292)
TSAR-DEVIX-0126

Nomura Small Cap Value Fund
(formerly, Macquarie Small Cap Value Fund)
Class R6 : DVZRX
Annual shareholder report | November 30, 2025
This annual shareholder report contains important information about Nomura Small Cap Value Fund (Fund) for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$70	0.71%
Management's discussion of Fund performance
Performance highlights
Nomura Small Cap Value Fund (Class R6) returned -1.62% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 13.59%, while the Russell 2000® Value Index, the Fund's narrowly based securities market index, returned 3.02%.
Top contributors to performance:
Holdings in the industrials sector outperformed the Fund's narrowly based securities market index (benchmark), specifically positions in the construction and engineering industry.
Strong stock selection, in addition to an underweight allocation to companies in the real estate investment trust (REIT) sector, contributed to the Fund’s performance.
Holdings in the financial services sector outperformed versus the benchmark. Within the sector, stocks owned in the banks and consumer finance industries were the largest contributors.
Top detractors from performance:
Stock selection in the materials sector was weak as the Fund’s holdings in the chemicals industry underperformed.
Investments in the healthcare equipment and supplies industry underperformed versus the benchmark.
Holdings in the consumer discretionary sector underperformed over the period. The Fund’s positions in the textiles, apparel, and luxury goods industry detracted from performance.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period May 2, 2016 (Class R6's inception), through November 30, 2025
Average annual total returns (as of November 30, 2025)	1 year	5 year	Since inception (5/2/16)
Nomura Small Cap Value Fund (Class R6) – including sales charge	-1.62%	10.89%	8.87%
Nomura Small Cap Value Fund (Class R6) – excluding sales charge	-1.62%	10.89%	8.87%
Russell 3000 Index	13.59%	14.15%	14.67%
Russell 2000 Value Index	3.02%	10.51%	9.14%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of November 30, 2025)
Fund net assets	$3,658,857,424
Total number of portfolio holdings*	104
Total advisory fees paid (during reporting period)	$25,807,981
Portfolio turnover rate	21%
*	Excludes cash and cash equivalents.

Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	30.22%
Industrials	20.29%
Consumer Discretionary	9.69%
Real Estate	9.31%
Information Technology	7.84%
Energy	6.26%
Utilities	5.93%
Materials	5.48%
Healthcare	2.03%
Consumer Staples	1.21%

Top 10 equity holdings
Webster Financial	1.95%
Axis Capital Holdings	1.94%
FNB	1.92%
Hancock Whitney	1.91%
CACI International Class A	1.86%
Valley National Bancorp	1.85%
MasTec	1.80%
Stifel Financial	1.78%
Columbia Banking System	1.76%
TTM Technologies	1.75%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Small Cap Value Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5086292)
TSAR-DVZRX-0126

Nomura Wealth Builder Fund
(formerly, Macquarie Wealth Builder Fund)
Class A : DDIAX
Annual shareholder report | November 30, 2025
This annual shareholder report contains important information about Nomura Wealth Builder Fund (Fund) for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$113	1.08%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.04% if tax and non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Nomura Wealth Builder Fund (Class A) returned 8.93% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices, returned 15.00% and 5.70%, respectively, while the current blended benchmark*, the Fund's narrowly based securities market index, returned 11.36%.
Top contributors to performance:
Global equities and fixed income generally rose during the fiscal year against relatively stabilizing inflation and continued rate cuts by the US Federal Reserve and central banks globally.
Investment growth in artificial intelligence contributed significantly to US equity performance.
US equities with a quality and income style tilt contributed to Fund performance relative to the S&P 500 Index, driven by periods of US equity momentum broadening.
An overweight to US corporate bonds was a key contributor to Fund performance. Both high yield and investment grade corporates outperformed longer-duration US government bonds that comprise a material portion of the Bloomberg US Aggregate Index.
Top detractors from performance:
US large-cap value stocks underperformed the S&P 500 Index, detracting from Fund performance relative to pure index exposure.
Although all other equity and fixed income sleeves performed positively, exposure to US real estate investment trusts at the beginning of the reporting period detracted from performance.
Some US market indices, such as the S&P 500 Index, at times exhibited high volatility during the reporting period due to changing global trade dynamics. US equity indices underperformed international equities broadly over the reporting period, negatively impacting the Fund's US-focused strategy relative to globally focused peers.
The portfolio’s small allocation to money market funds also detracted.
*The blended benchmark is computed using a combination of 60% S&P 500 Index / 40% Bloomberg US Aggregate Index.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period November 30, 2015, through November 30, 2025
Average annual total returns (as of November 30, 2025)	1 year	5 year	10 year
Nomura Wealth Builder Fund (Class A) – including sales charge	2.65%*	7.87%	6.39%
Nomura Wealth Builder Fund (Class A) – excluding sales charge	8.93%*	9.16%	7.02%
S&P 500 Index	15.00%	15.28%	14.63%
Bloomberg US Aggregate Index	5.70%	-0.31%	1.99%
60% S&P 500 Index / 40% Bloomberg US Aggregate Index	11.36%	8.98%	9.67%
*	The total return has been adjusted to reflect performance in conformity with US generally accepted accounting principles and may differ from the total return in other performance information.
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of November 30, 2025)
Fund net assets	$835,151,384
Total number of portfolio holdings*	722
Total advisory fees paid (during reporting period)	$4,775,810
Portfolio turnover rate	91%
*	Excludes cash and cash equivalents.

Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	56.19%
Corporate Bonds	14.29%
Exchange-Traded Funds	9.40%
Agency Mortgage-Backed Securities	8.51%
US Treasury Obligations	3.85%
Non-Agency Commercial Mortgage-Backed Securities	2.55%
Collateralized Loan Obligations	1.30%
Non-Agency Asset-Backed Securities	1.03%
Non-Agency Collateralized Mortgage Obligations	0.84%
Municipal Bonds	0.17%
Top 10 equity holdings
NVIDIA	3.57%
Microsoft	2.63%
Apple	2.50%
Broadcom	1.57%
Alphabet Class A	1.36%
Exxon Mobil	1.26%
Merck & Co.	1.10%
Cisco Systems	1.07%
Meta Platforms Class A	0.96%
AbbVie	0.86%

Material Fund changes
Effective April 1, 2025, the Fund revised its principal investment strategies to explain that, at times, the Fund may invest in a wholly-owned company acting as an investment vehicle for the Fund, in order to effect certain investments consistent with the Fund's investment objectives (the Subsidiary). The Fund also added new risk disclosure related to the Fund's investments in a Subsidiary.
Effective on or around July 31, 2025, the Fund revised its principal investment strategies to explain that within the Fund's tactical/completion sleeve, the Fund may invest in exchange-traded funds (ETFs) managed by the Fund's manager and/or its affiliates (Affiliated ETFs) and ETFs that are managed by unaffiliated investment advisers (Unaffiliated ETFs). The Fund also added additional risk disclosure related to the Fund's investments in Affiliated ETFs.
Effective December 1, 2025, the Fund was renamed Nomura Wealth Builder Fund.
For the fiscal year ended November 30, 2025, the Fund's total annual operating expenses for Class A increased from 0.79% to 1.08%.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5084532)
TSAR-DDIAX-0126

Nomura Wealth Builder Fund
(formerly, Macquarie Wealth Builder Fund)
Class C : DDICX
Annual shareholder report | November 30, 2025
This annual shareholder report contains important information about Nomura Wealth Builder Fund (Fund) for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$191	1.83%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.79% if tax and non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Nomura Wealth Builder Fund (Class C) returned 8.21% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices, returned 15.00% and 5.70%, respectively, while the current blended benchmark*, the Fund's narrowly based securities market index, returned 11.36%.
Top contributors to performance:
Global equities and fixed income generally rose during the fiscal year against relatively stabilizing inflation and continued rate cuts by the US Federal Reserve and central banks globally.
Investment growth in artificial intelligence contributed significantly to US equity performance.
US equities with a quality and income style tilt contributed to Fund performance relative to the S&P 500 Index, driven by periods of US equity momentum broadening.
An overweight to US corporate bonds was a key contributor to Fund performance. Both high yield and investment grade corporates outperformed longer-duration US government bonds that comprise a material portion of the Bloomberg US Aggregate Index.
Top detractors from performance:
US large-cap value stocks underperformed the S&P 500 Index, detracting from Fund performance relative to pure index exposure.
Although all other equity and fixed income sleeves performed positively, exposure to US real estate investment trusts at the beginning of the reporting period detracted from performance.
Some US market indices, such as the S&P 500 Index, at times exhibited high volatility during the reporting period due to changing global trade dynamics. US equity indices underperformed international equities broadly over the reporting period, negatively impacting the Fund's US-focused strategy relative to globally focused peers.
The portfolio’s small allocation to money market funds also detracted.
*The blended benchmark is computed using a combination of 60% S&P 500 Index / 40% Bloomberg US Aggregate Index.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2015, through November 30, 2025
Average annual total returns (as of November 30, 2025)	1 year	5 year	10 year
Nomura Wealth Builder Fund (Class C) – including sales charge	7.21%*	8.35%	6.22%
Nomura Wealth Builder Fund (Class C) – excluding sales charge	8.21%*	8.35%	6.22%
S&P 500 Index	15.00%	15.28%	14.63%
Bloomberg US Aggregate Index	5.70%	-0.31%	1.99%
60% S&P 500 Index / 40% Bloomberg US Aggregate Index	11.36%	8.98%	9.67%
*	The total return has been adjusted to reflect performance in conformity with US generally accepted accounting principles and may differ from the total return in other performance information.
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of November 30, 2025)
Fund net assets	$835,151,384
Total number of portfolio holdings*	722
Total advisory fees paid (during reporting period)	$4,775,810
Portfolio turnover rate	91%
*	Excludes cash and cash equivalents.

Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	56.19%
Corporate Bonds	14.29%
Exchange-Traded Funds	9.40%
Agency Mortgage-Backed Securities	8.51%
US Treasury Obligations	3.85%
Non-Agency Commercial Mortgage-Backed Securities	2.55%
Collateralized Loan Obligations	1.30%
Non-Agency Asset-Backed Securities	1.03%
Non-Agency Collateralized Mortgage Obligations	0.84%
Municipal Bonds	0.17%
Top 10 equity holdings
NVIDIA	3.57%
Microsoft	2.63%
Apple	2.50%
Broadcom	1.57%
Alphabet Class A	1.36%
Exxon Mobil	1.26%
Merck & Co.	1.10%
Cisco Systems	1.07%
Meta Platforms Class A	0.96%
AbbVie	0.86%

Material Fund changes
Effective April 1, 2025, the Fund revised its principal investment strategies to explain that, at times, the Fund may invest in a wholly-owned company acting as an investment vehicle for the Fund, in order to effect certain investments consistent with the Fund's investment objectives (the Subsidiary). The Fund also added new risk disclosure related to the Fund's investments in a Subsidiary.
Effective on or around July 31, 2025, the Fund revised its principal investment strategies to explain that within the Fund's tactical/completion sleeve, the Fund may invest in exchange-traded funds (ETFs) managed by the Fund's manager and/or its affiliates (Affiliated ETFs) and ETFs that are managed by unaffiliated investment advisers (Unaffiliated ETFs). The Fund also added additional risk disclosure related to the Fund's investments in Affiliated ETFs.
Effective December 1, 2025, the Fund was renamed Nomura Wealth Builder Fund.
For the fiscal year ended November 30, 2025, the Fund's total annual operating expenses for Class C increased from 1.54% to 1.83%.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5084532)
TSAR-DDICX-0126

Nomura Wealth Builder Fund
(formerly, Macquarie Wealth Builder Fund)
Class R : DDDRX
Annual shareholder report | November 30, 2025
This annual shareholder report contains important information about Nomura Wealth Builder Fund (Fund) for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R	$139	1.33%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.29% if tax and non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Nomura Wealth Builder Fund (Class R) returned 8.71% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices, returned 15.00% and 5.70%, respectively, while the current blended benchmark*, the Fund's narrowly based securities market index, returned 11.36%.
Top contributors to performance:
Global equities and fixed income generally rose during the fiscal year against relatively stabilizing inflation and continued rate cuts by the US Federal Reserve and central banks globally.
Investment growth in artificial intelligence contributed significantly to US equity performance.
US equities with a quality and income style tilt contributed to Fund performance relative to the S&P 500 Index, driven by periods of US equity momentum broadening.
An overweight to US corporate bonds was a key contributor to Fund performance. Both high yield and investment grade corporates outperformed longer-duration US government bonds that comprise a material portion of the Bloomberg US Aggregate Index.
Top detractors from performance:
US large-cap value stocks underperformed the S&P 500 Index, detracting from Fund performance relative to pure index exposure.
Although all other equity and fixed income sleeves performed positively, exposure to US real estate investment trusts at the beginning of the reporting period detracted from performance.
Some US market indices, such as the S&P 500 Index, at times exhibited high volatility during the reporting period due to changing global trade dynamics. US equity indices underperformed international equities broadly over the reporting period, negatively impacting the Fund's US-focused strategy relative to globally focused peers.
The portfolio’s small allocation to money market funds also detracted.
*The blended benchmark is computed using a combination of 60% S&P 500 Index / 40% Bloomberg US Aggregate Index.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2015, through November 30, 2025
Average annual total returns (as of November 30, 2025)	1 year	5 year	10 year
Nomura Wealth Builder Fund (Class R) – including sales charge	8.71%*	8.89%	6.76%
Nomura Wealth Builder Fund (Class R) – excluding sales charge	8.71%*	8.89%	6.76%
S&P 500 Index	15.00%	15.28%	14.63%
Bloomberg US Aggregate Index	5.70%	-0.31%	1.99%
60% S&P 500 Index / 40% Bloomberg US Aggregate Index	11.36%	8.98%	9.67%
*	The total return has been adjusted to reflect performance in conformity with US generally accepted accounting principles and may differ from the total return in other performance information.
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of November 30, 2025)
Fund net assets	$835,151,384
Total number of portfolio holdings*	722
Total advisory fees paid (during reporting period)	$4,775,810
Portfolio turnover rate	91%
*	Excludes cash and cash equivalents.

Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	56.19%
Corporate Bonds	14.29%
Exchange-Traded Funds	9.40%
Agency Mortgage-Backed Securities	8.51%
US Treasury Obligations	3.85%
Non-Agency Commercial Mortgage-Backed Securities	2.55%
Collateralized Loan Obligations	1.30%
Non-Agency Asset-Backed Securities	1.03%
Non-Agency Collateralized Mortgage Obligations	0.84%
Municipal Bonds	0.17%
Top 10 equity holdings
NVIDIA	3.57%
Microsoft	2.63%
Apple	2.50%
Broadcom	1.57%
Alphabet Class A	1.36%
Exxon Mobil	1.26%
Merck & Co.	1.10%
Cisco Systems	1.07%
Meta Platforms Class A	0.96%
AbbVie	0.86%

Material Fund changes
Effective April 1, 2025, the Fund revised its principal investment strategies to explain that, at times, the Fund may invest in a wholly-owned company acting as an investment vehicle for the Fund, in order to effect certain investments consistent with the Fund's investment objectives (the Subsidiary). The Fund also added new risk disclosure related to the Fund's investments in a Subsidiary.
Effective on or around July 31, 2025, the Fund revised its principal investment strategies to explain that within the Fund's tactical/completion sleeve, the Fund may invest in exchange-traded funds (ETFs) managed by the Fund's manager and/or its affiliates (Affiliated ETFs) and ETFs that are managed by unaffiliated investment advisers (Unaffiliated ETFs). The Fund also added additional risk disclosure related to the Fund's investments in Affiliated ETFs.
Effective December 1, 2025, the Fund was renamed Nomura Wealth Builder Fund.
For the fiscal year ended November 30, 2025, the Fund's total annual operating expenses for Class R increased from 1.04% to 1.33%.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5084532)
TSAR-DDDRX-0126

Nomura Wealth Builder Fund
(formerly, Macquarie Wealth Builder Fund)
Institutional Class : DDIIX
Annual shareholder report | November 30, 2025
This annual shareholder report contains important information about Nomura Wealth Builder Fund (Fund) for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$87	0.83%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.79% if tax and non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Nomura Wealth Builder Fund (Institutional Class) returned 9.22% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices, returned 15.00% and 5.70%, respectively, while the current blended benchmark*, the Fund's narrowly based securities market index, returned 11.36%.
Top contributors to performance:
Global equities and fixed income generally rose during the fiscal year against relatively stabilizing inflation and continued rate cuts by the US Federal Reserve and central banks globally.
Investment growth in artificial intelligence contributed significantly to US equity performance.
US equities with a quality and income style tilt contributed to Fund performance relative to the S&P 500 Index, driven by periods of US equity momentum broadening.
An overweight to US corporate bonds was a key contributor to Fund performance. Both high yield and investment grade corporates outperformed longer-duration US government bonds that comprise a material portion of the Bloomberg US Aggregate Index.
Top detractors from performance:
US large-cap value stocks underperformed the S&P 500 Index, detracting from Fund performance relative to pure index exposure.
Although all other equity and fixed income sleeves performed positively, exposure to US real estate investment trusts at the beginning of the reporting period detracted from performance.
Some US market indices, such as the S&P 500 Index, at times exhibited high volatility during the reporting period due to changing global trade dynamics. US equity indices underperformed international equities broadly over the reporting period, negatively impacting the Fund's US-focused strategy relative to globally focused peers.
The portfolio’s small allocation to money market funds also detracted.
*The blended benchmark is computed using a combination of 60% S&P 500 Index / 40% Bloomberg US Aggregate Index.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2015, through November 30, 2025
Average annual total returns (as of November 30, 2025)	1 year	5 year	10 year
Nomura Wealth Builder Fund (Institutional Class) – including sales charge	9.22%*	9.44%	7.29%
Nomura Wealth Builder Fund (Institutional Class) – excluding sales charge	9.22%*	9.44%	7.29%
S&P 500 Index	15.00%	15.28%	14.63%
Bloomberg US Aggregate Index	5.70%	-0.31%	1.99%
60% S&P 500 Index / 40% Bloomberg US Aggregate Index	11.36%	8.98%	9.67%
*	The total return has been adjusted to reflect performance in conformity with US generally accepted accounting principles and may differ from the total return in other performance information.
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of November 30, 2025)
Fund net assets	$835,151,384
Total number of portfolio holdings*	722
Total advisory fees paid (during reporting period)	$4,775,810
Portfolio turnover rate	91%
*	Excludes cash and cash equivalents.

Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	56.19%
Corporate Bonds	14.29%
Exchange-Traded Funds	9.40%
Agency Mortgage-Backed Securities	8.51%
US Treasury Obligations	3.85%
Non-Agency Commercial Mortgage-Backed Securities	2.55%
Collateralized Loan Obligations	1.30%
Non-Agency Asset-Backed Securities	1.03%
Non-Agency Collateralized Mortgage Obligations	0.84%
Municipal Bonds	0.17%
Top 10 equity holdings
NVIDIA	3.57%
Microsoft	2.63%
Apple	2.50%
Broadcom	1.57%
Alphabet Class A	1.36%
Exxon Mobil	1.26%
Merck & Co.	1.10%
Cisco Systems	1.07%
Meta Platforms Class A	0.96%
AbbVie	0.86%

Material Fund changes
Effective April 1, 2025, the Fund revised its principal investment strategies to explain that, at times, the Fund may invest in a wholly-owned company acting as an investment vehicle for the Fund, in order to effect certain investments consistent with the Fund's investment objectives (the Subsidiary). The Fund also added new risk disclosure related to the Fund's investments in a Subsidiary.
Effective on or around July 31, 2025, the Fund revised its principal investment strategies to explain that within the Fund's tactical/completion sleeve, the Fund may invest in exchange-traded funds (ETFs) managed by the Fund's manager and/or its affiliates (Affiliated ETFs) and ETFs that are managed by unaffiliated investment advisers (Unaffiliated ETFs). The Fund also added additional risk disclosure related to the Fund's investments in Affiliated ETFs.
Effective December 1, 2025, the Fund was renamed Nomura Wealth Builder Fund.
For the fiscal year ended November 30, 2025, the Fund's total annual operating expenses for Institutional Class increased from 0.54% to 0.83%.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5084532)
TSAR-DDIIX-0126

Nomura Wealth Builder Fund
(formerly, Macquarie Wealth Builder Fund)
Class R6 : DDERX
Annual shareholder report | November 30, 2025
This annual shareholder report contains important information about Nomura Wealth Builder Fund (Fund) for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$80	0.76%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.72% if tax and non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Nomura Wealth Builder Fund (Class R6) returned 9.23% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices, returned 15.00% and 5.70%, respectively, while the current blended benchmark*, the Fund's narrowly based securities market index, returned 11.36%.
Top contributors to performance:
Global equities and fixed income generally rose during the fiscal year against relatively stabilizing inflation and continued rate cuts by the US Federal Reserve and central banks globally.
Investment growth in artificial intelligence contributed significantly to US equity performance.
US equities with a quality and income style tilt contributed to Fund performance relative to the S&P 500 Index, driven by periods of US equity momentum broadening.
An overweight to US corporate bonds was a key contributor to Fund performance. Both high yield and investment grade corporates outperformed longer-duration US government bonds that comprise a material portion of the Bloomberg US Aggregate Index.
Top detractors from performance:
US large-cap value stocks underperformed the S&P 500 Index, detracting from Fund performance relative to pure index exposure.
Although all other equity and fixed income sleeves performed positively, exposure to US real estate investment trusts at the beginning of the reporting period detracted from performance.
Some US market indices, such as the S&P 500 Index, at times exhibited high volatility during the reporting period due to changing global trade dynamics. US equity indices underperformed international equities broadly over the reporting period, negatively impacting the Fund's US-focused strategy relative to globally focused peers.
The portfolio’s small allocation to money market funds also detracted.
*The blended benchmark is computed using a combination of 60% S&P 500 Index / 40% Bloomberg US Aggregate Index.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in multiple broad-based securities market indices and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period February 28, 2023 (Class R6's inception), through November 30, 2025
Average annual total returns (as of November 30, 2025)	1 year	Since inception (2/28/23)
Nomura Wealth Builder Fund (Class R6) – including sales charge	9.23%*	12.42%
Nomura Wealth Builder Fund (Class R6) – excluding sales charge	9.23%*	12.42%
S&P 500 Index	15.00%	23.68%
Bloomberg US Aggregate Index	5.70%	5.00%
60% S&P 500 Index / 40% Bloomberg US Aggregate Index	11.36%	15.99%
*	The total return has been adjusted to reflect performance in conformity with US generally accepted accounting principles and may differ from the total return in other performance information.
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of November 30, 2025)
Fund net assets	$835,151,384
Total number of portfolio holdings*	722
Total advisory fees paid (during reporting period)	$4,775,810
Portfolio turnover rate	91%
*	Excludes cash and cash equivalents.

Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	56.19%
Corporate Bonds	14.29%
Exchange-Traded Funds	9.40%
Agency Mortgage-Backed Securities	8.51%
US Treasury Obligations	3.85%
Non-Agency Commercial Mortgage-Backed Securities	2.55%
Collateralized Loan Obligations	1.30%
Non-Agency Asset-Backed Securities	1.03%
Non-Agency Collateralized Mortgage Obligations	0.84%
Municipal Bonds	0.17%
Top 10 equity holdings
NVIDIA	3.57%
Microsoft	2.63%
Apple	2.50%
Broadcom	1.57%
Alphabet Class A	1.36%
Exxon Mobil	1.26%
Merck & Co.	1.10%
Cisco Systems	1.07%
Meta Platforms Class A	0.96%
AbbVie	0.86%

Material Fund changes
Effective April 1, 2025, the Fund revised its principal investment strategies to explain that, at times, the Fund may invest in a wholly-owned company acting as an investment vehicle for the Fund, in order to effect certain investments consistent with the Fund's investment objectives (the Subsidiary). The Fund also added new risk disclosure related to the Fund's investments in a Subsidiary.
Effective on or around July 31, 2025, the Fund revised its principal investment strategies to explain that within the Fund's tactical/completion sleeve, the Fund may invest in exchange-traded funds (ETFs) managed by the Fund's manager and/or its affiliates (Affiliated ETFs) and ETFs that are managed by unaffiliated investment advisers (Unaffiliated ETFs). The Fund also added additional risk disclosure related to the Fund's investments in Affiliated ETFs.
Effective April 1, 2025, the Fund introduced a revised fee waiver for Class R6 shares of 0.72% (excluding certain items, such as distribution and service (12b-1) fees). For the fiscal year ended November 30, 2025, the Fund's total annual operating expenses for Class R6 increased from 0.47% to 0.76%.
Effective December 1, 2025, the Fund was renamed Nomura Wealth Builder Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5084532)
TSAR-DDERX-0126

(b)	Not applicable

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Nomura Funds Internet Web site at https://global.nomuraassetmanagement.com/about/business-ethics. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not, other than in his or her capacity as a member of the Board of Trustees or any committee thereof, (i) accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Joseph W. Chow

H. Jeffrey Dobbs

Frances Sevilla-Sacasa, Chair

Christianna Wood

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $130,000 for 2025 and $108,500 for 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $1,374,878 for 2024. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $38,500 for 2025 and $18,170 for 2024. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025 and $0 for 2024.

(e)(1)

The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Nomura Funds.

Service	Range of Fees
Audit Services

Statutory audits or financial audits for new Funds	up to $50,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate

Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate

Tax Services

U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate

U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund

Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services

Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $16,391,075 for 2025 and $9,688,403 for 2024.

(h)

The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Multi-asset mutual fund
Nomura Wealth Builder Fund
(formerly, Macquarie Wealth Builder Fund)
Financial statements and other information
For the year ended November 30, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at nomuraassetmanagement.com/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at nomuraassetmanagement.com/proxy; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Nomura Wealth Builder Fund	November 30, 2025
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.04%
Fannie Mae REMIC Series 2013-44 DI 3.00% 5/25/33 Σ, =	149,468	$ 9,416
GNMA
Series 2013-113 LY 3.00% 5/20/43	358,067	337,873
Series 2017-10 KZ 3.00% 1/20/47	1,144	1,036
Total Agency Collateralized Mortgage Obligations (cost $383,245)		348,325

Agency Mortgage-Backed Securities — 8.51%
Fannie Mae 3.50% 10/1/42	265,696	253,775
Fannie Mae S.F. 15 yr
2.00% 8/1/36	770,428	714,275
2.50% 8/1/36	462,162	437,600
2.50% 6/1/37	572,324	541,082
3.00% 9/1/37	764,354	736,564
Fannie Mae S.F. 30 yr
2.00% 6/1/50	2,373,842	1,947,188
2.00% 3/1/51	2,294,896	1,880,977
2.00% 4/1/51	7,906,740	6,476,106
2.50% 8/1/50	486,167	423,040
2.50% 1/1/51	216,468	189,120
2.50% 8/1/51	238,429	206,612
2.50% 11/1/51	291,404	251,218
2.50% 2/1/52	2,218,485	1,917,376
2.50% 3/1/52	3,265,636	2,794,024
2.50% 4/1/52	2,113,857	1,817,294
3.00% 5/1/52	914,707	821,569
3.00% 6/1/52	577,085	518,862
3.00% 7/1/52	2,426,609	2,162,662
3.50% 1/1/46	89,717	85,743
3.50% 12/1/47	1,564,314	1,468,439
3.50% 9/1/52	1,730,412	1,621,954
4.00% 5/1/51	353,921	341,799
5.00% 7/1/47	542,068	558,459
5.00% 7/1/49	56,255	57,186
5.00% 8/1/53	852,503	854,006
5.50% 5/1/44	917,211	957,246
5.50% 8/1/52	322,416	330,157
5.50% 10/1/52	72,849	74,252
5.50% 2/1/55	1,734,596	1,756,900
5.50% 9/1/55	698,130	707,107

Schedule of investments
Nomura Wealth Builder Fund
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 1/1/42	532,798	$ 562,322
6.00% 5/1/53	279,725	287,270
6.00% 6/1/53	150,955	154,961
6.00% 9/1/53	738,811	758,425
6.00% 12/1/54	3,153,719	3,231,362
6.50% 3/1/55	2,134,079	2,210,444

Freddie Mac S.F. 15 yr 2.00% 8/1/36	2,124,619	1,965,169
Freddie Mac S.F. 30 yr
2.00% 3/1/52	1,520,151	1,244,031
2.50% 11/1/50	296,779	257,577
2.50% 5/1/51	86,849	75,323
3.00% 11/1/46	895,993	819,713
4.00% 9/1/49	829,190	805,556
4.00% 3/1/54	1,044,015	994,646
4.00% 4/1/54	954,458	909,325
4.50% 10/1/52	2,321,398	2,282,876
5.00% 9/1/52	1,374,105	1,390,510
5.00% 11/1/52	125,353	125,826
5.50% 9/1/52	245,806	253,151
5.50% 3/1/53	271,770	277,449
5.50% 6/1/53	701,652	712,854

GNMA I S.F. 30 yr 3.00% 8/15/45	592,864	540,397
GNMA II S.F. 30 yr
2.00% 10/20/50	3,433,175	2,859,531
2.50% 7/20/51	3,300,340	2,865,473
3.00% 4/20/52	2,651,419	2,392,968
3.50% 9/20/55	1,572,986	1,442,596
4.00% 4/20/55	1,269,931	1,204,490
4.50% 8/20/55	1,228,921	1,202,328
5.00% 12/20/54	1,676,078	1,675,860
5.50% 5/20/53	1,373,635	1,396,660
5.50% 2/20/55	1,045,890	1,057,005
6.00% 3/20/55	1,439,906	1,468,437
6.50% 4/20/55	710,482	733,116
Total Agency Mortgage-Backed Securities (cost $70,593,367)		71,060,243

	Principal amount°	Value (US $)

Collateralized Loan Obligations — 1.30%
AGL CLO 17 Series 2022-17A AR 144A 4.82% (TSFR03M + 0.95%, Floor 0.95%) 1/21/35 #, •	450,000	$ 449,077
AIMCO CLO 15 Series 2021-15A D1R 144A 6.632% (TSFR03M + 2.75%, Floor 2.75%) 4/17/38 #, •	290,000	288,493
AIMCO CLO 17 Series 2022-17A CR 144A 5.757% (TSFR03M + 1.90%, Floor 1.90%) 7/20/37 #, •	450,000	449,413
Bain Capital Credit CLO Series 2021-7A A1R 144A 4.837% (TSFR03M + 0.98%, Floor 0.98%) 1/22/35 #, •	600,000	597,562
Ballyrock CLO 18 Series 2021-18A C1R 144A 6.755% (TSFR03M + 2.85%, Floor 2.85%) 4/15/38 #, •	300,000	298,848
Ballyrock CLO 27
Series 2024-27A A1A 144A 5.208% (TSFR03M + 1.35%, Floor 1.35%) 10/25/37 #, •	500,000	501,285
Series 2024-27A B 144A 5.758% (TSFR03M + 1.90%, Floor 1.90%) 10/25/37 #, •	450,000	449,415

Barings CLO Series 2018-2A CR 144A 6.005% (TSFR03M + 2.10%, Floor 1.95%) 7/15/36 #, •	450,000	450,256
Canyon Capital CLO Series 2019-2A AR2 144A 4.915% (TSFR03M + 1.01%, Floor 1.01%) 10/15/34 #, •	250,000	249,455
Canyon CLO Series 2020-2A AR2 144A 4.935% (TSFR03M + 1.03%, Floor 1.03%) 10/15/34 #, •	350,000	349,002
CIFC Funding Series 2025-1A D1 144A 6.36% (TSFR03M + 2.50%, Floor 2.50%) 4/23/38 #, •	150,000	148,919
Dryden 109 CLO Series 2022-109A DR 144A 6.605% (TSFR03M + 2.70%, Floor 2.70%) 4/15/38 #, •	150,000	149,524
Elmwood CLO 22 Series 2023-1A D1R 144A 6.682% (TSFR03M + 2.80%, Floor 2.80%) 4/17/38 #, •	290,000	289,470
ICG US CLO Series 2014-1A A1A2 144A 5.346% (TSFR03M + 1.46%, Floor 1.20%) 10/20/34 #, •	250,000	250,050
Madison Park Funding XXVII Series 2018-27A D1R 144A 6.734% (TSFR03M + 2.85%, Floor 2.85%) 4/20/38 #, •	150,000	149,727

Schedule of investments
Nomura Wealth Builder Fund
	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)

Magnetite Xlv Series 2025-45A D1 144A 6.405% (TSFR03M + 2.50%, Floor 2.50%) 4/15/38 #, •	290,000	$ 289,082
Neuberger Berman Loan Advisers CLO 42 Series 2021-42A AR 144A 4.844% (TSFR03M + 0.95%, Floor 0.95%) 7/16/36 #, •	1,200,000	1,199,165
Oaktree CLO Series 2020-1A D1RR 144A 6.505% (TSFR03M + 2.60%, Floor 2.60%) 1/15/38 #, •	150,000	148,337
Octagon Investment Partners 51 Series 2021-1A AR 144A 4.874% (TSFR03M + 0.99%, Floor 0.99%) 7/20/34 #, •	1,150,000	1,146,176
OHA Credit Funding Series 2022-11A CR 144A 5.784% (TSFR03M + 1.90%, Floor 1.90%) 7/19/37 #, •	350,000	349,544
OHA Credit Partners VII Series 2012-7A D1R4 144A 6.389% (TSFR03M + 2.50%, Floor 2.50%) 2/20/38 #, •	200,000	199,510
Signal Peak CLO 5 Series 2018-5A A1R 144A 5.408% (TSFR03M + 1.55%, Floor 1.55%) 4/25/37 #, •	250,000	250,503
TCW CLO
Series 2019-2A D1R2 144A 6.884% (TSFR03M + 3.00%, Floor 3.00%) 1/20/38 #, •	200,000	194,105
Series 2024-2A C 144A 6.032% (TSFR03M + 2.15%, Floor 2.15%) 7/17/37 #, •	450,000	449,409

Venture 34 CLO Series 2018-34A AR 144A 5.185% (TSFR03M + 1.28%, Floor 1.28%) 10/15/31 #, •	262,628	262,657
Venture 42 CLO Series 2021-42A A1A 144A 5.296% (TSFR03M + 1.39%, Floor 1.13%) 4/15/34 #, •	250,000	250,028
Wellington Management CLO 4 Series 2025-4A D1 144A 6.434% (TSFR03M + 2.55%, Floor 2.55%) 4/18/38 #, •	400,000	396,572
Zais CLO 16 Series 2020-16A A1R2 144A 5.014% (TSFR03M + 1.13%, Floor 1.13%) 10/20/34 #, •	700,000	699,320
Total Collateralized Loan Obligations (cost $10,932,628)		10,904,904

	Principal amount°	Value (US $)

Corporate Bonds — 14.29%
Automotive — 0.24%
Allison Transmission 144A 3.75% 1/30/31 #	255,000	$ 237,998
American Axle and Manufacturing 144A 6.375% 10/15/32 #	147,000	148,013
Clarios Global
144A 6.75% 2/15/30 #	166,000	172,682
144A 6.75% 9/15/32 #	147,000	151,317

Dana 4.50% 2/15/32	135,000	132,520
Garrett Motion Holdings 144A 7.75% 5/31/32 #	314,000	332,128
Goodyear Tire and Rubber 5.25% 7/15/31	337,000	318,606
Phinia 144A 6.625% 10/15/32 #	109,000	113,264
Wand NewCo 3 144A 7.625% 1/30/32 #	217,000	228,849
ZF North America Capital 144A 6.75% 4/23/30 #	175,000	170,413
		2,005,790
Banking — 3.37%
Banco Santander
4.551% 11/6/30	200,000	201,055
8.00% 2/1/34 μ, ψ	255,000	283,311
Bank of America
1.734% 7/22/27 μ	530,000	521,793
1.922% 10/24/31 μ	560,000	502,407
2.884% 10/22/30 μ	20,000	19,095
2.972% 2/4/33 μ	240,000	220,675
3.194% 7/23/30 μ	55,000	53,270
5.518% 10/25/35 μ	1,937,000	2,001,937
6.204% 11/10/28 μ	280,000	291,256
6.25% 7/26/30 μ, ψ	635,000	642,596
6.625% 5/1/30 μ, ψ	185,000	192,050

Bank of Montreal 7.70% 5/26/84 μ	200,000	212,915
Bank of New York Mellon 4.942% 2/11/31 μ	285,000	293,731
Barclays
6.224% 5/9/34 μ	480,000	519,324
7.625% 3/15/35 μ, ψ	200,000	211,248

Citibank 5.488% 12/4/26	280,000	283,920
Citigroup
4.503% 9/11/31 μ	370,000	372,712
5.174% 9/11/36 μ	270,000	275,643
5.612% 3/4/56 μ	225,000	229,045
6.02% 1/24/36 μ	235,000	247,746
6.75% 2/15/30 μ, ψ	1,003,000	1,011,776
6.875% 8/15/30 μ, ψ	160,000	163,907

Schedule of investments
Nomura Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Citizens Financial Group
2.85% 7/27/26	345,000	$ 342,038
5.253% 3/5/31 μ	345,000	353,836

Credit Agricole 144A 4.818% 9/25/33 #, μ	410,000	411,047
Deutsche Bank
2.552% 1/7/28 μ	335,000	328,721
4.95% 8/4/31 μ	890,000	903,142
5.297% 5/9/31 μ	235,000	241,702
Goldman Sachs Group
1.542% 9/10/27 μ	1,615,000	1,582,895
4.369% 10/21/31 μ	375,000	375,524
4.939% 10/21/36 μ	485,000	486,995
5.016% 10/23/35 μ	1,705,000	1,732,136
5.218% 4/23/31 μ	365,000	378,252
6.484% 10/24/29 μ	290,000	308,381

Huntington Bancshares 6.25% 10/15/30 μ, ψ	225,000	222,157
JPMorgan Chase & Co.
1.47% 9/22/27 μ	770,000	754,009
3.109% 4/22/51 μ	30,000	20,948
5.103% 4/22/31 μ	310,000	321,598
5.14% 1/24/31 μ	856,000	888,249
5.572% 4/22/36 μ	154,000	163,650
5.576% 7/23/36 μ	240,000	251,222
6.254% 10/23/34 μ	355,000	393,201

M&T Bank 5.179% 7/8/31 μ	195,000	200,130
Morgan Stanley
4.133% 10/18/29 μ	140,000	140,013
4.892% 10/22/36 μ	205,000	205,744
5.123% 2/1/29 μ	15,000	15,322
5.192% 4/17/31 μ	5,000	5,177
5.664% 4/17/36 μ	445,000	472,579
5.831% 4/19/35 μ	530,000	568,659
6.296% 10/18/28 μ	249,000	258,853

NatWest Group 5.115% 5/23/31 μ	255,000	262,618
NatWest Markets 144A 5.022% 3/21/30 #	735,000	758,846
Nordea Bank 144A 6.75% 11/10/33 #, μ, ψ	400,000	409,354
PNC Financial Services Group
2.60% 7/23/26	355,000	351,903
4.899% 5/13/31 μ	155,000	158,988
5.575% 1/29/36 μ	190,000	199,883

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Popular 7.25% 3/13/28	240,000	$ 252,548
Royal Bank of Canada 6.50% 11/24/85 μ	200,000	199,346
Societe Generale 144A 5.439% 10/3/36 #, μ	330,000	333,595
State Street
4.543% 4/24/28 μ	285,000	287,424
4.784% 10/23/36 μ	175,000	175,655
4.834% 4/24/30	170,000	175,394

Toronto-Dominion Bank 6.35% 10/31/85 μ	200,000	202,405
Truist Financial
1.887% 6/7/29 μ	75,000	71,044
4.964% 10/23/36 μ	685,000	681,788
6.123% 10/28/33 μ	10,000	10,825
UBS Group
144A 4.844% 11/6/33 #, μ	330,000	332,746
144A 5.01% 3/23/37 #, μ	330,000	330,189
144A 7.00% 2/10/30 #, μ, ψ	200,000	204,620
US Bancorp
2.491% 11/3/36 μ	65,000	56,808
3.00% 7/30/29	150,000	144,663
3.10% 4/27/26	210,000	209,211
5.046% 2/12/31 μ	285,000	293,710

US Bank 4.73% 5/15/28 μ	275,000	277,539
Wells Fargo & Co.
4.892% 9/15/36 μ	495,000	499,446
5.244% 1/24/31 μ	215,000	223,475
		28,181,615
Basic Industry — 0.54%
Alumina Pty 144A 6.125% 3/15/30 #	200,000	205,816
AmeriTex HoldCo Intermediate 144A 7.625% 8/15/33 #	104,000	109,470
Arsenal AIC Parent 144A 8.00% 10/1/30 #	202,000	214,804
BHP Billiton Finance USA 5.75% 9/5/55	240,000	250,419
Capstone Copper 144A 6.75% 3/31/33 #	274,000	284,444
Carpenter Technology 144A 5.625% 3/1/34 #	193,000	196,397
Celanese US Holdings
6.50% 4/15/30	16,000	15,985
6.75% 4/15/33	137,000	136,429

Cleveland-Cliffs 144A 7.00% 3/15/32 #	348,000	357,151
Commercial Metals 144A 6.00% 12/15/35 #	316,000	322,098
Fortescue Treasury 144A 5.875% 4/15/30 #	355,000	366,985

Schedule of investments
Nomura Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)

K Hovnanian Enterprises 144A 8.00% 4/1/31 #	157,000	$ 161,694
Millrose Properties 144A 6.375% 8/1/30 #	159,000	162,321
Novelis 144A 4.75% 1/30/30 #	514,000	494,955
Olin 144A 6.625% 4/1/33 #	159,000	158,137
Olympus Water US Holding 144A 7.25% 2/15/33 #	200,000	198,719
Standard Building Solutions 144A 6.50% 8/15/32 #	226,000	233,341
Standard Industries 144A 3.375% 1/15/31 #	220,000	202,033
Westlake
5.55% 11/15/35	288,000	290,021
6.375% 11/15/55	125,000	124,954
		4,486,173
Brokerage — 0.61%
Apollo Global Management
4.60% 1/15/31	180,000	181,269
5.15% 8/12/35	135,000	135,323

Blackstone Reg Finance 5.00% 12/6/34	1,630,000	1,645,536
Brookfield Asset Management 4.653% 11/15/30	360,000	362,387
Brookfield Finance 5.33% 1/15/36	620,000	624,981
Jefferies Financial Group
2.625% 10/15/31	355,000	313,367
4.15% 1/23/30	170,000	167,191
6.20% 4/14/34	355,000	376,294
6.45% 6/8/27	90,000	92,708
6.50% 1/20/43	70,000	73,884

KKR & Co. 5.10% 8/7/35	765,000	764,380
TPG Operating Group II 5.375% 1/15/36	355,000	356,301
		5,093,621
Capital Goods — 0.84%
Amentum Holdings 144A 7.25% 8/1/32 #	287,000	301,481
Amphenol
4.125% 11/15/30	145,000	144,744
4.40% 2/15/33	205,000	204,181
4.625% 2/15/36	255,000	252,698
5.30% 11/15/55	170,000	165,727

Amsted Industries 144A 6.375% 3/15/33 #	153,000	158,821
Ardagh Metal Packaging Finance USA 144A 6.25% 1/30/31 #	200,000	203,603

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)
Boeing
6.259% 5/1/27	270,000	$ 277,522
6.388% 5/1/31	90,000	97,996
6.858% 5/1/54	685,000	781,229
Bombardier
144A 7.25% 7/1/31 #	90,000	95,978
144A 8.75% 11/15/30 #	180,000	194,552

CACI International 144A 6.375% 6/15/33 #	281,000	293,295
Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	244,000	244,593
Enpro 144A 6.125% 6/1/33 #	238,000	246,450
Esab 144A 6.25% 4/15/29 #	232,000	239,295
Goat Holdco 144A 6.75% 2/1/32 #	104,000	106,759
Ingersoll Rand 5.70% 6/15/54	910,000	926,606
Manitowoc 144A 9.25% 10/1/31 #	116,000	123,396
Mauser Packaging Solutions Holding
144A 7.875% 4/15/30 #	397,000	385,733
144A 9.25% 4/15/30 #	305,000	288,364
Sealed Air
144A 5.00% 4/15/29 #	318,000	320,459
144A 6.50% 7/15/32 #	80,000	82,872

Terex 144A 6.25% 10/15/32 #	215,000	219,688
TransDigm 144A 6.625% 3/1/32 #	416,000	432,899
Trivium Packaging Finance 144A 12.25% 1/15/31 #	200,000	213,384
		7,002,325
Communications — 0.95%
AT&T
1.70% 3/25/26	215,000	213,391
3.50% 9/15/53	235,000	161,835
4.35% 3/1/29	280,000	281,655
5.55% 11/1/45	190,000	186,813
5.70% 11/1/54	260,000	255,396
6.05% 8/15/56	120,000	123,860
6.30% 1/15/38	375,000	412,010

CCO Holdings 144A 6.375% 9/1/29 #	280,000	284,469
Meta Platforms
4.60% 11/15/32	175,000	177,668
4.875% 11/15/35	495,000	500,557
5.50% 11/15/45	865,000	865,796

Rogers Communications 5.30% 2/15/34	925,000	938,138

Schedule of investments
Nomura Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
SoftBank
144A 4.699% 7/9/30 #	440,000	$ 442,941
144A 5.332% 7/9/35 #	525,000	530,416

Time Warner Cable 6.55% 5/1/37	1,015,000	1,038,141
T-Mobile USA
3.75% 4/15/27	130,000	129,430
5.125% 5/15/32	105,000	108,729
5.875% 11/15/55	110,000	112,178
Verizon Communications
4.75% 1/15/33	315,000	317,013
5.00% 1/15/36	335,000	335,583
5.25% 4/2/35	210,000	215,406
5.875% 11/30/55	265,000	267,670
		7,899,095
Consumer Cyclical — 0.41%
Amazon.com
4.10% 11/20/30	235,000	236,188
5.55% 11/20/65	205,000	206,125

Ford Motor Credit 5.869% 10/31/35	425,000	422,594
General Motors Financial 2.35% 2/26/27	425,000	415,841
Gildan Activewear 144A 4.70% 10/7/30 #	395,000	394,129
Lowe's 4.25% 3/15/31	240,000	239,142
VICI Properties
4.95% 2/15/30	1,325,000	1,341,288
5.625% 4/1/35	130,000	133,223
		3,388,530
Consumer Goods — 0.05%
Cerdia Finanz 144A 9.375% 10/3/31 #	200,000	207,446
Fiesta Purchaser
144A 7.875% 3/1/31 #	107,000	112,687
144A 9.625% 9/15/32 #	97,000	104,128
		424,261
Consumer Non-Cyclical — 0.53%
Bunge Limited Finance
2.75% 5/14/31	565,000	521,288
4.20% 9/17/29	290,000	290,204
Cargill
144A 4.125% 10/23/30 #	205,000	204,809
144A 5.375% 10/23/55 #	265,000	260,575

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
CVS Health
5.00% 9/15/32	150,000	$ 153,754
5.45% 9/15/35	260,000	268,474
6.20% 9/15/55	235,000	243,684
HCA
5.45% 9/15/34	405,000	420,534
6.00% 4/1/54	775,000	787,398

JBS USA Holding Lux 144A 6.25% 3/1/56 #	250,000	253,642
Pfizer
4.20% 11/15/30	145,000	145,726
4.875% 11/15/35	225,000	227,778
Roche Holdings
144A 4.374% 12/2/32 #	200,000	200,870
144A 4.666% 12/2/35 #	310,000	311,271

Sysco 5.10% 9/23/30	175,000	180,834
		4,470,841
Electric — 0.65%
AEP Transmission 5.40% 3/15/53	5,000	4,972
American Electric Power 5.80% 3/15/56 μ	220,000	218,624
Black Hills 4.55% 1/31/31	190,000	190,247
California Buyer 144A 6.375% 2/15/32 #	150,000	150,115
Calpine
144A 4.625% 2/1/29 #	95,000	94,361
144A 5.125% 3/15/28 #	90,000	90,508

Constellation Energy Generation 5.75% 3/15/54	266,000	267,393
Dominion Energy
6.20% 2/15/56 μ	165,000	166,767
Series A 6.875% 2/1/55 μ	515,000	537,564
Series B 7.00% 6/1/54 μ	590,000	644,965

Duke Energy Florida 4.20% 12/1/30	210,000	210,484
Entergy Louisiana 4.00% 3/15/33	90,000	87,301
Hawaiian Electric 144A 6.00% 10/1/33 #	126,000	127,658
Lightning Power 144A 7.25% 8/15/32 #	270,000	286,740
NextEra Energy Capital Holdings 5.65% 5/1/79 μ	55,000	55,718
NRG Energy
144A 4.734% 10/15/30 #	310,000	309,622
144A 5.407% 10/15/35 #	245,000	245,468
144A 6.00% 1/15/36 #	217,000	220,519

Oglethorpe Power 4.50% 4/1/47	225,000	190,825
Southwestern Electric Power 4.10% 9/15/28	165,000	164,969

Schedule of investments
Nomura Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Vistra
144A 7.00% 12/15/26 #, μ, ψ	698,000	$ 708,594
144A 8.00% 10/15/26 #, μ, ψ	245,000	251,339

Vistra Operations 144A 4.30% 7/15/29 #	215,000	213,718
		5,438,471
Energy — 1.45%
Archrock Partners 144A 6.625% 9/1/32 #	220,000	226,721
BP Capital Markets 4.875% 3/22/30 μ, ψ	200,000	199,563
BP Capital Markets America
2.721% 1/12/32	80,000	73,144
4.812% 2/13/33	10,000	10,179
5.227% 11/17/34	1,540,000	1,604,327

Civitas Resources 144A 8.625% 11/1/30 #	245,000	256,830
ConocoPhillips 5.00% 1/15/35	1,250,000	1,279,506
Crescent Energy Finance 144A 8.375% 1/15/34 #	96,000	94,746
Diamondback Energy 5.75% 4/18/54	145,000	139,938
Enbridge
4.90% 6/20/30	155,000	158,730
5.55% 6/20/35	245,000	254,907
5.75% 7/15/80 μ	130,000	131,834
6.70% 11/15/53	420,000	469,894
7.20% 6/27/54 μ	420,000	450,502
Energy Transfer
5.25% 4/15/29	170,000	174,993
6.25% 4/15/49	190,000	191,194
6.50% 2/15/56 μ	435,000	429,401
6.75% 2/15/56 μ	445,000	443,110

EOG Resources 5.00% 7/15/32	481,000	494,013
Genesis Energy
7.75% 2/1/28	90,000	90,670
7.875% 5/15/32	45,000	46,456

Gulfport Energy Operating 144A 6.75% 9/1/29 #	226,000	233,581
Hilcorp Energy I
144A 6.00% 4/15/30 #	367,000	355,225
144A 6.00% 2/1/31 #	49,000	46,284
144A 6.25% 4/15/32 #	83,000	78,167

Kinder Morgan 5.95% 8/1/54	300,000	304,816
Matador Resources 144A 6.25% 4/15/33 #	159,000	159,183
Murphy Oil 6.00% 10/1/32	87,000	86,325

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Nabors Industries
144A 7.625% 11/15/32 #	110,000	$ 106,726
144A 8.875% 8/15/31 #	34,000	33,224

NGL Energy Operating 144A 8.375% 2/15/32 #	220,000	228,258
Noble Finance II 144A 8.00% 4/15/30 #	165,000	171,541
NuStar Logistics 6.00% 6/1/26	143,000	143,479
ONEOK 5.70% 11/1/54	185,000	174,612
Permian Resources Operating 144A 7.00% 1/15/32 #	141,000	146,940
Rockies Express Pipeline 144A 6.75% 3/15/33 #	162,000	170,171
Shell Finance US
4.125% 11/6/30	105,000	105,571
4.75% 1/6/36	260,000	262,053

SM Energy 144A 6.75% 8/1/29 #	80,000	79,962
Sunoco 144A 7.25% 5/1/32 #	129,000	136,239
Targa Resources
4.35% 1/15/29	155,000	155,547
5.40% 7/30/36	80,000	80,743
Transocean International
144A 7.875% 10/15/32 #	193,000	201,318
144A 8.50% 5/15/31 #	53,000	53,472
USA Compression Partners
144A 6.25% 10/1/33 #	203,000	204,957
144A 7.125% 3/15/29 #	338,000	351,575
Venture Global LNG
144A 7.00% 1/15/30 #	104,000	102,101
144A 8.375% 6/1/31 #	202,000	202,634

Venture Global Plaquemines LNG 144A 7.50% 5/1/33 #	208,000	226,786
Woodside Finance 5.70% 5/19/32	265,000	276,806
		12,098,954
Financials — 0.92%
AerCap Ireland Capital DAC
4.45% 4/3/26	645,000	645,265
5.00% 11/15/35	175,000	174,046
Air Lease
2.875% 1/15/32	300,000	269,560
4.65% 6/15/26 μ, ψ	165,000	163,519

Apollo Debt Solutions 6.70% 7/29/31	1,260,000	1,324,127
Ares Capital 5.10% 1/15/31	440,000	435,136
Aviation Capital Group 144A 4.80% 10/24/30 #	730,000	731,646

Schedule of investments
Nomura Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Financials (continued)

Avolon Holdings Funding 144A 4.95% 1/15/28 #	150,000	$ 151,832
Azorra Finance 144A 7.75% 4/15/30 #	226,000	238,754
Blackstone Private Credit Fund
5.05% 9/10/30	190,000	187,435
5.60% 11/22/29	755,000	764,065

Blue Owl Credit Income 6.60% 9/15/29	225,000	231,535
CrossCountry Intermediate HoldCo 144A 6.50% 10/1/30 #	210,000	212,929
Focus Financial Partners 144A 6.75% 9/15/31 #	218,000	225,409
FTAI Aviation Investors 144A 7.00% 6/15/32 #	226,000	237,609
Jefferies Finance 144A 6.625% 10/15/31 #	200,000	195,361
OneMain Finance
6.625% 5/15/29	150,000	155,403
7.125% 9/15/32	52,000	53,920
PennyMac Financial Services
144A 6.875% 5/15/32 #	104,000	108,732
144A 6.875% 2/15/33 #	153,000	159,583

Shift4 Payments 144A 6.75% 8/15/32 #	325,000	338,321
SMBC Aviation Capital Finance DAC 144A 5.25% 11/26/35 #	370,000	372,133
UBS Group 144A 6.85% 9/10/29 #, μ, ψ	200,000	204,354
UWM Holdings 144A 6.25% 3/15/31 #	142,000	142,721
		7,723,395
Healthcare — 0.37%
Acadia Healthcare 144A 7.375% 3/15/33 #	215,000	219,368
AMN Healthcare 144A 6.50% 1/15/31 #	147,000	147,535
AthenaHealth Group 144A 6.50% 2/15/30 #	67,000	66,605
CHS
144A 4.75% 2/15/31 #	300,000	268,647
144A 9.75% 1/15/34 #	159,000	169,292
DaVita
144A 3.75% 2/15/31 #	171,000	158,728
144A 4.625% 6/1/30 #	141,000	136,879

GENMAB 144A 6.25% 12/15/32 #	200,000	205,781
Global Medical Response 144A 7.375% 10/1/32 #	179,000	188,749
Grifols 144A 4.75% 10/15/28 #	200,000	195,700
Medline Borrower 144A 5.25% 10/1/29 #	128,000	128,414
Molina Healthcare 144A 6.50% 2/15/31 #	135,000	138,073
Opal Bidco 144A 6.50% 3/31/32 #	200,000	206,336
Raven Acquisition Holdings 144A 6.875% 11/15/31 #	171,000	176,214

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Healthcare (continued)

Surgery Center Holdings 144A 7.25% 4/15/32 #	232,000	$ 238,373
Tenet Healthcare 144A 5.50% 11/15/32 #	436,000	443,194
		3,087,888
Insurance — 1.04%
Acrisure 144A 6.75% 7/1/32 #	208,000	213,222
Amynta Agency Borrower and Amynta Warranty Borrower 144A 7.50% 7/15/33 #	161,000	165,401
Aon 5.00% 9/12/32	755,000	777,793
Ardonagh Finco 144A 7.75% 2/15/31 #	320,000	334,843
Athene Global Funding 144A 1.985% 8/19/28 #	55,000	51,539
Athene Holding
6.625% 5/19/55	255,000	264,716
6.875% 6/28/55 μ	230,000	226,115

Beacon Funding Trust 144A 6.266% 8/15/54 #	875,000	896,538
Chubb INA Holdings 4.90% 8/15/35	225,000	227,748
Henneman Trust 144A 6.58% 5/15/55 #	415,000	437,309
Howden UK Refinance
144A 7.25% 2/15/31 #	200,000	205,241
144A 8.125% 2/15/32 #	200,000	203,004

HUB International 144A 7.375% 1/31/32 #	147,000	153,046
Jones Deslauriers Insurance Management
144A 6.875% 10/1/33 #	165,000	163,422
144A 8.50% 3/15/30 #	79,000	82,754

Metropolitan Life Global Funding I 144A 4.90% 1/9/30 #	1,325,000	1,360,937
New York Life Global Funding 144A 5.45% 9/18/26 #	575,000	581,943
Pacific Life Insurance 144A 5.95% 9/15/55 #	255,000	262,458
Pine Street Trust III 144A 6.223% 5/15/54 #	1,140,000	1,171,050
Prudential Financial 5.20% 3/14/35	390,000	402,277
Sumitomo Life Insurance 144A 5.875% 9/10/55 #, μ	465,000	472,615
		8,653,971
Leisure — 0.29%
Boyd Gaming 144A 4.75% 6/15/31 #	306,000	298,368
Caesars Entertainment
144A 6.00% 10/15/32 #	220,000	210,076
144A 6.50% 2/15/32 #	165,000	167,941
144A 7.00% 2/15/30 #	586,000	607,013

Carnival 144A 6.125% 2/15/33 #	131,000	135,023
Life Time 144A 6.00% 11/15/31 #	220,000	224,925
Lindblad Expeditions 144A 7.00% 9/15/30 #	101,000	103,650

Schedule of investments
Nomura Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Leisure (continued)

Royal Caribbean Cruises 144A 5.50% 4/1/28 #	544,000	$ 553,764
Six Flags Entertainment 144A 6.625% 5/1/32 #	147,000	146,761
		2,447,521
Media — 0.45%
CCO Holdings
144A 4.50% 8/15/30 #	335,000	314,194
4.50% 5/1/32	110,000	99,200
144A 5.375% 6/1/29 #	330,000	327,052

Cimpress 144A 7.375% 9/15/32 #	150,000	153,200
Clear Channel Outdoor Holdings 144A 7.50% 3/15/33 #	116,000	122,204
CMG Media 144A 8.875% 6/18/29 #	200,000	164,170
CSC Holdings
144A 4.50% 11/15/31 #	200,000	113,288
144A 5.00% 11/15/31 #	200,000	69,321
Gray Media
144A 4.75% 10/15/30 #	128,000	98,894
144A 5.375% 11/15/31 #	285,000	214,605
144A 7.25% 8/15/33 #	88,000	88,221

McGraw-Hill Education 144A 7.375% 9/1/31 #	263,000	272,947
Midcontinent Communications 144A 8.00% 8/15/32 #	215,000	217,118
Sirius XM Radio 144A 4.00% 7/15/28 #	832,000	811,735
Snap 144A 6.875% 3/1/33 #	220,000	226,865
Stagwell Global 144A 5.625% 8/15/29 #	232,000	225,641
Univision Communications 144A 7.375% 6/30/30 #	226,000	229,468
Versant Media Group 144A 7.25% 1/30/31 #	39,000	40,096
		3,788,219
Natural Gas — 0.03%
NiSource 5.75% 7/15/56 μ	245,000	247,953
		247,953
Real Estate — 0.19%
Forestar Group 144A 6.50% 3/15/33 #	110,000	113,318
Iron Mountain
144A 4.50% 2/15/31 #	392,000	375,527
144A 5.25% 3/15/28 #	465,000	464,534

RHP Hotel Properties 144A 6.50% 6/15/33 #	215,000	223,580
Simon Property Group
2.65% 2/1/32	135,000	122,023
5.125% 10/1/35	185,000	188,804

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Real Estate (continued)

Starwood Property Trust 144A 6.50% 7/1/30 #	69,000	$ 72,264
		1,560,050
Retail — 0.25%
Asbury Automotive Group
144A 4.625% 11/15/29 #	80,000	78,542
4.75% 3/1/30	208,000	204,381
Bath and Body Works
6.875% 11/1/35	532,000	533,346
6.95% 3/1/33	136,000	134,727

Carvana PIK 144A 9.00% 6/1/30 #, >	84,225	88,386
Magnera 144A 7.25% 11/15/31 #	297,000	283,730
Murphy Oil USA 144A 3.75% 2/15/31 #	483,000	453,499
Victra Holdings 144A 8.75% 9/15/29 #	171,000	181,232
William Carter 144A 7.375% 2/15/31 #	141,000	143,990
		2,101,833
Services — 0.16%
Herc Holdings
144A 7.00% 6/15/30 #	67,000	70,386
144A 7.25% 6/15/33 #	49,000	51,912

Prime Security Services Borrower 144A 5.75% 4/15/26 #	117,000	117,459
QXO Building Products 144A 6.75% 4/30/32 #	53,000	55,481
Resideo Funding 144A 6.50% 7/15/32 #	192,000	196,801
Staples 144A 10.75% 9/1/29 #	180,000	177,811
Synergy Infrastructure Holdings 144A 7.875% 12/1/30 #	77,000	79,524
White Cap Supply Holdings 144A 7.375% 11/15/30 #	359,000	366,418
Williams Scotsman 144A 6.625% 4/15/30 #	215,000	222,177
		1,337,969
Technology — 0.41%
Broadcom 4.20% 10/15/30	255,000	256,003
CDW 3.276% 12/1/28	390,000	377,430
Foundry JV Holdco
144A 6.10% 1/25/36 #	95,000	101,030
144A 6.25% 1/25/35 #	200,000	214,364
Leidos
5.40% 3/15/32	490,000	511,985
5.50% 3/15/35	485,000	507,476

Schedule of investments
Nomura Wealth Builder Fund
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
Oracle
4.70% 9/27/34		355,000	$ 336,470
5.20% 9/26/35		100,000	98,043
5.875% 9/26/45		1,045,000	985,957
			3,388,758
Technology & Electronics — 0.18%
Capstone Borrower 144A 8.00% 6/15/30 #		129,000	131,654
Cipher Compute 144A 7.125% 11/15/30 #		61,000	62,049
Cloud Software Group 144A 6.50% 3/31/29 #		355,000	358,169
Entegris 144A 5.95% 6/15/30 #		410,000	420,139
ION Platform Finance US 144A 7.875% 9/30/32 #		200,000	190,814
Seagate Data Storage Technology 144A 5.75% 12/1/34 #		153,000	157,663
WULF Compute 144A 7.75% 10/15/30 #		79,000	81,743
Zebra Technologies 144A 6.50% 6/1/32 #		61,000	63,297
			1,465,528
Telecommunications — 0.22%
Connect Finco 144A 9.00% 9/15/29 #		275,000	292,394
Iliad Holding 144A 8.50% 4/15/31 #		435,000	467,616
Rogers Communications 7.125% 4/15/55 μ		184,000	194,862
Sable International Finance 144A 7.125% 10/15/32 #		200,000	202,166
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #		405,000	374,087
VZ Secured Financing 144A 5.00% 1/15/32 #		200,000	181,921
Windstream Services 144A 7.50% 10/15/33 #		147,000	149,739
			1,862,785
Transportation — 0.14%
Babcock International Group 1.375% 9/13/27 ■	EUR	200,000	227,411
CSX 4.90% 3/15/55		665,000	609,128
Genesee and Wyoming 144A 6.25% 4/15/32 #		331,000	340,772
			1,177,311
Total Corporate Bonds (cost $117,539,811)			119,332,857

Government Agency Obligations — 0.02%
Equinor
4.50% 9/3/30		50,000	50,961

	Principal amount°	Value (US $)

Government Agency Obligations (continued)
Equinor
4.75% 11/14/35	110,000	$ 110,709
Total Government Agency Obligations (cost $160,049)		161,670

Municipal Bonds — 0.17%
Bay Area, California Toll Authority Revenue (Build America Bonds) Series S-3 6.907% 10/1/50	185,000	214,450
New Jersey Turnpike Authority Revenue (Build America Bonds) Series A 7.102% 1/1/41	105,000	122,973
South Carolina Public Service Authority Revenue Series D 4.77% 12/1/45	60,000	54,868
Texas Water Development Board Revenue (Master Trust) 4.75% 10/15/55	530,000	540,473
Wisconsin Public Finance Authority Senior Lien Toll Revenue (Georgia SR 400 Express Lanes Project) 6.50% 12/31/65 (AMT)	425,000	470,335
Total Municipal Bonds (cost $1,447,100)		1,403,099

Non-Agency Asset-Backed Securities — 1.03%
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	250,000	241,658
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	243,125	231,538
GMF Floorplan Owner Revolving Trust Series 2023-1 A1 144A 5.34% 6/15/28 #	150,000	150,960
GreatAmerica Leasing Receivables Funding Series 2024-1 A3 144A 4.98% 1/18/28 #	1,600,000	1,613,209
Hyundai Auto Lease Securitization Trust Series 2024-C A3 144A 4.62% 4/17/28 #	500,000	502,680
Hyundai Auto Receivables Trust Series 2025-D A2A 4.03% 11/15/28	880,000	881,184
JPMorgan Fixed Income Pass Through Trust Auction Series 2007-B 144A 0.255% 1/15/87 #, =, ♦	1,300,000	130
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	1,000,000	1,012,311
PFS Financing Series 2024-B A 144A 4.95% 2/15/29 #	1,600,000	1,615,344

Schedule of investments
Nomura Wealth Builder Fund
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Porsche Innovative Lease Owner Trust Series 2024-1A A3 144A 4.67% 11/22/27 #	505,000	$ 506,875
Santander Drive Auto Receivables Trust Series 2025-1 D 5.43% 3/17/31	420,000	426,259
Taco Bell Funding Series 2021-1A A2I 144A 1.946% 8/25/51 #	461,775	447,690
Toyota Auto Loan Extended Note Trust Series 2022-1A A 144A 3.82% 4/25/35 #	100,000	99,692
Toyota Auto Receivables Owner Trust Series 2024-A A3 4.83% 10/16/28	168,247	169,170
Wheels Fleet Lease Funding 1 Series 2024-3A A1 144A 4.80% 9/19/39 #	731,515	737,464
Total Non-Agency Asset-Backed Securities (cost $9,716,898)		8,636,164

Non-Agency Collateralized Mortgage Obligations — 0.84%
Connecticut Avenue Securities Trust
Series 2023-R08 1M1 144A 5.572% (SOFR + 1.50%) 10/25/43 #, •	471,891	472,481
Series 2025-R01 1M2 144A 5.572% (SOFR + 1.50%) 1/25/45 #, •	510,000	509,055
Series 2025-R02 1M2 144A 5.672% (SOFR + 1.60%) 2/25/45 #, •	980,000	981,988
Series 2025-R03 2M1 144A 5.672% (SOFR + 1.60%) 3/25/45 #, •	175,818	176,452
Series 2025-R04 1M2 144A 5.572% (SOFR + 1.50%) 5/25/45 #, •	485,000	485,529
Series 2025-R05 2M2 144A 5.672% (SOFR + 1.60%) 7/25/45 #, •	230,000	230,504
Series 2025-R06 1B1 144A 5.922% (SOFR + 1.85%) 9/25/45 #, •	824,722	824,503
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2023-HQA3 A1 144A 5.922% (SOFR + 1.85%) 11/25/43 #, •	262,417	265,027
Series 2024-DNA3 M2 144A 5.522% (SOFR + 1.45%) 10/25/44 #, •	780,000	780,767
Series 2025-DNA2 M2 144A 5.572% (SOFR + 1.50%) 5/25/45 #, •	180,000	180,222
Series 2025-DNA3 M2 144A 5.572% (SOFR + 1.50%) 9/25/45 #, •	230,000	229,432
Series 2025-DNA4 M2 144A 5.622% (SOFR + 1.55%) 10/25/45 #, •	1,300,000	1,299,952

		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2014-2 B1 144A 3.373% 6/25/29 #, •		42,372	$ 41,260
Series 2014-2 B2 144A 3.373% 6/25/29 #, •		42,372	41,204
Series 2015-4 B1 144A 3.507% 6/25/45 #, •		69,233	65,095
Series 2015-4 B2 144A 3.507% 6/25/45 #, •		69,233	64,976
JPMorgan Trust
Series 2015-5 B2 144A 5.718% 5/25/45 #, •		3,893	3,871
Series 2015-6 B1 144A 3.513% 10/25/45 #, •		54,513	52,934
Series 2015-6 B2 144A 3.513% 10/25/45 #, •		54,513	52,881

Sequoia Mortgage Trust Series 2015-1 B2 144A 3.937% 1/25/45 #, •		13,857	13,543
Towd Point Mortgage Trust Series 2018-1 A1 144A 3.00% 1/25/58 #, •		3,725	3,697
WST Trust Series 2019-1 A 4.628% (BBSW1M + 1.08%) 8/18/50 •	AUD	406,451	267,658
Total Non-Agency Collateralized Mortgage Obligations (cost $7,050,085)			7,043,031

Non-Agency Commercial Mortgage-Backed Securities — 2.55%
1301 Trust Series 2025-1301 A 144A 5.227% 8/11/42 #, •		1,450,000	1,477,929
BANK
Series 2017-BNK5 B 3.896% 6/15/60 •		95,000	92,296
Series 2019-BN20 A3 3.011% 9/15/62		250,000	236,807
Series 2020-BN25 A5 2.649% 1/15/63		850,000	791,246
Series 2020-BN26 A4 2.403% 3/15/63		650,000	597,662
Series 2022-BNK40 A4 3.503% 3/15/64 •		1,000,000	940,869

Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 B 3.879% 2/15/50 •		340,000	333,212
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53		850,000	768,254
Series 2020-B18 A5 1.925% 7/15/53		1,000,000	888,041
Series 2020-B19 A5 1.85% 9/15/53		455,000	404,713
Series 2021-B24 A5 2.584% 3/15/54		260,000	234,887
Series 2021-B25 A5 2.577% 4/15/54		1,450,000	1,308,658
Series 2022-B32 B 3.202% 1/15/55 •		550,000	466,359
Series 2022-B33 A5 3.458% 3/15/55		2,200,000	2,061,242
Series 2022-B34 A5 3.786% 4/15/55 •		350,000	328,882
Series 2022-B35 A5 4.591% 5/15/55 •		475,000	468,132

Schedule of investments
Nomura Wealth Builder Fund
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2022-B36 A5 4.47% 7/15/55 •	550,000	$ 542,221

BFLD Commercial Mortgage Trust Series 2025-660F A 144A 5.459% (TSFR01M + 1.50%, Floor 1.50%) 11/15/42 #, •	725,000	725,906
Cantor Commercial Real Estate Lending Series 2019-CF2 A5 2.874% 11/15/52	350,000	331,987
CD Mortgage Trust Series 2019-CD8 A4 2.912% 8/15/57	250,000	233,090
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.838% 12/10/54	100,000	99,223
FREMF Mortgage Trust Series 2020-K737 B 144A 3.442% 1/25/53 #, •	2,000,000	1,975,280
Grace Trust Series 2020-GRCE A 144A 2.347% 12/10/40 #	1,500,000	1,348,130
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	350,000	346,771
Series 2017-GS6 A3 3.433% 5/10/50	515,000	508,561
Series 2019-GC39 A4 3.567% 5/10/52	580,000	557,574
Series 2019-GC42 A4 3.001% 9/10/52	1,280,000	1,208,694

JPM-DB Commercial Mortgage Securities Trust Series 2017-C7 A5 3.409% 10/15/50	350,000	344,029
MAD Commercial Mortgage Trust Series 2025-11MD A 144A 4.912% 10/15/42 #, •	900,000	904,291
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 A3 2.652% 8/15/49	835,000	824,547
Total Non-Agency Commercial Mortgage-Backed Securities (cost $22,034,975)		21,349,493

US Treasury Obligations — 3.85%
US Treasury Bonds
4.75% 5/15/55	5,840,000	5,911,631
5.00% 5/15/45	1,000,000	1,048,594

US Treasury Floating Rate Notes 3.92% (USBMMY3M + 0.16%) 4/30/27 •	3,050,000	3,049,372
US Treasury Notes
3.50% 10/15/28	2,140,000	2,140,251
3.625% 9/30/30	3,355,000	3,358,670
3.875% 6/30/30	695,000	703,457

	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
4.00% 11/15/35	15,955,000	$ 15,931,316
Total US Treasury Obligations (cost $31,843,606)		32,143,291
	Number of shares
Common Stocks — 56.19%♣
Communication Services — 4.69%
Alphabet Class A	35,580	11,392,004
Alphabet Class C	18,349	5,873,882
AT&T	183,810	4,782,736
Electronic Arts	18,010	3,638,560
KDDI	15,300	263,432
Meta Platforms Class A	12,384	8,024,213
Publicis Groupe	3,696	360,161
Verizon Communications	117,686	4,838,072
		39,173,060
Consumer Discretionary — 4.23%
adidas	3,013	560,780
Amadeus IT Group	11,992	881,371
Best Buy	43,670	3,462,158
Booking Holdings	788	3,872,776
eBay	33,537	2,776,528
Genuine Parts	24,901	3,247,090
Lowe's	14,256	3,456,795
LVMH Moet Hennessy Louis Vuitton	1,402	1,033,838
NIKE Class B	50,282	3,249,726
PulteGroup	17,903	2,277,082
Ross Stores	24,805	4,374,610
Sodexo	11,544	610,012
TJX	36,380	5,526,849
		35,329,615
Consumer Staples — 2.35%
Altria Group	76,139	4,492,962
Anheuser-Busch InBev	12,939	796,030
Asahi Group Holdings	14,400	167,088
Cal-Maine Foods	30,198	2,516,097
Diageo	33,153	761,618
Hershey	19,349	3,639,160
Kao	14,000	565,897

Schedule of investments
Nomura Wealth Builder Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Consumer Staples (continued)
Koninklijke Ahold Delhaize	15,877	$ 656,776
Nestle	3,808	378,524
Philip Morris International	32,080	5,051,959
Seven & i Holdings	14,800	203,517
Unilever	6,920	416,231
		19,645,859
Energy — 2.16%
Chevron	30,330	4,583,773
EOG Resources	8,114	875,095
Expand Energy	16,498	2,011,601
Exxon Mobil	90,990	10,547,561
		18,018,030
Financials — 11.06%
American Financial Group	30,532	4,204,867
Ameriprise Financial	7,822	3,564,798
Artisan Partners Asset Management Class A	38,684	1,604,612
Bank of America	65,650	3,522,123
Bank of New York Mellon	48,664	5,455,234
Blackrock	4,990	5,226,027
Blackstone	24,187	3,541,461
Charles Schwab	36,228	3,359,423
Citizens Financial Group	102,834	5,563,319
Corebridge Financial	119,482	3,586,850
Fidelity National Financial	54,908	3,263,182
Fidelity National Information Services	43,619	2,868,822
Fifth Third Bancorp	52,413	2,277,869
Huntington Bancshares	170,317	2,776,167
JPMorgan Chase & Co.	1,225	383,523
KeyCorp	240,166	4,414,251
London Stock Exchange Group	1,610	189,844
Marsh & McLennan	17,300	3,173,685
MetLife	52,322	4,005,772
MNSN Holdings =, †	115	5,942
Pluxee	20,934	336,184
PNC Financial Services Group	13,250	2,527,040
Principal Financial Group	49,970	4,238,455
Prudential Financial	10,652	1,153,079
Regions Financial	57,096	1,453,093
Sberbank of Russia PJSC =, †	52,870	0
State Street	29,819	3,549,057

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials (continued)
Synchrony Financial	66,932	$ 5,177,860
Travelers	12,713	3,723,129
Truist Financial	80,628	3,749,202
Wells Fargo & Co.	40,800	3,502,680
		92,397,550
Healthcare — 7.64%
AbbVie	31,596	7,194,409
Bristol-Myers Squibb	78,245	3,849,654
Cardinal Health	26,357	5,594,537
Cencora	14,353	5,295,252
Cigna Group	10,882	3,017,361
Coloplast Class B	8,676	782,912
Gilead Sciences	44,969	5,658,899
Johnson & Johnson	18,173	3,760,357
McKesson	5,975	5,264,692
Merck & Co.	87,958	9,220,637
Novo Nordisk Class B	12,914	636,044
OmniAb 12.5 =, †	363	0
OmniAb 15 =, †	363	0
Pfizer	164,305	4,229,211
Roche Holding	2,461	941,989
SIGA Technologies	237,310	1,438,099
Smith & Nephew	48,273	801,613
Thermo Fisher Scientific	6,829	4,034,778
Zoetis	16,100	2,063,698
		63,784,142
Industrials — 3.68%
Atlas Copco Class B	21,514	328,823
CSX	101,827	3,600,603
Dover	18,134	3,359,868
DSV	2,788	635,679
Intertek Group	9,441	578,114
Jacobs Solutions	23,141	3,119,638
Knorr-Bremse	3,748	397,498
Kone Class B	8,801	597,825
Lockheed Martin	2,926	1,339,698
Makita	19,900	577,999
Masco	52,684	3,417,611
Northrop Grumman	5,404	3,092,439
Paychex	11,349	1,267,570

Schedule of investments
Nomura Wealth Builder Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Industrials (continued)
REV Group	74,422	$ 3,964,460
Securitas Class B	60,486	922,555
United Parcel Service Class B	31,410	3,008,764
Wolters Kluwer	5,212	553,973
		30,763,117
Information Technology — 17.71%
Accenture Class A	10,860	2,715,000
Analog Devices	13,673	3,627,994
Apple	74,941	20,897,298
ASML Holding	794	832,319
Broadcom	32,469	13,083,708
CDW	18,545	2,674,560
Cisco Systems	115,778	8,907,959
Dell Technologies Class C	30,161	4,021,969
HP	117,648	2,872,964
Lam Research	41,596	6,488,976
Micron Technology	25,501	6,030,476
Microsoft	44,692	21,988,911
Monolithic Power Systems	4,533	4,207,395
NetApp	34,669	3,867,674
NVIDIA	168,278	29,785,206
Qnity Electronics	21,942	1,779,277
QUALCOMM	27,502	4,622,811
SAP	3,621	876,249
Seagate Technology Holdings	19,960	5,522,732
Teledyne Technologies †	6,151	3,072,548
		147,876,026
Materials — 1.02%
Air Liquide	3,240	620,774
Amcor	166,855	1,421,604
Dow	63,561	1,515,930
DuPont de Nemours	43,884	1,745,267
PPG Industries	31,700	3,171,268
		8,474,843
Real Estate — 0.84%
Equity Residential	54,955	3,393,471
Prologis	28,245	3,630,330
		7,023,801

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Utilities — 0.81%
Duke Energy	27,977	$ 3,467,469
Edison International	55,874	3,290,420
		6,757,889
Total Common Stocks (cost $321,925,971)		469,243,932

Preferred Stocks — 0.10%♣
Consumer Staples — 0.09%
Henkel & Co. 2.96% ω	9,165	739,956
		739,956
Financials — 0.01%
SVB Financial Trust 11/7/29 †	133	71,354
		71,354
Total Preferred Stocks (cost $813,492)		811,310

Exchange-Traded Funds — 9.40%
iShares iBoxx High Yield Corporate Bond ETF	97,948	7,932,808
iShares US Treasury Bond ETF	816,502	19,000,002
Vanguard S&P 500 ETF	82,027	51,546,587
Total Exchange-Traded Funds (cost $76,789,838)		78,479,397

Short-Term Investments — 1.02%
Money Market Mutual Funds — 1.02%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.88%)	2,125,000	2,125,000
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.86%)	2,125,000	2,125,000
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.91%)	2,125,000	2,125,000

Schedule of investments
Nomura Wealth Builder Fund
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.90%)	2,125,000	$ 2,125,000
Total Short-Term Investments (cost $8,500,000)		8,500,000
Total Value of Securities—99.31% (cost $679,731,065)		829,417,716

Receivables and Other Assets Net of Liabilities—0.69%		5,733,668
Net Assets Applicable to 51,256,969 Shares Outstanding—100.00%		$835,151,384
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to consolidated financial statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2025, the aggregate value of Rule 144A securities was $80,204,400, which represents 9.60% of the Fund’s net assets. See Note 10 in “Notes to consolidated financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at November 30, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
>	PIK. 100% of the income received was in the form of cash.

■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.

The following futures contracts were outstanding at November 30, 2025:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Long Contracts:
US Treasury 2 yr Notes
110	$22,974,531	$22,981,667	3/31/26	$—	$(7,136)	$(7,734)
US Treasury 5 yr Notes
109	11,964,454	11,958,748	3/31/26	5,706	—	(12,773)
US Treasury 10 yr Notes
4	453,375	452,823	3/20/26	552	—	(938)
US Treasury Long Bonds
271	31,825,563	31,665,358	3/20/26	160,205	—	(110,094)
		67,058,596		166,463	(7,136)	(131,539)
Short Contracts:
US Treasury 10 yr Ultra Notes
(120)	(13,944,376)	(13,896,261)	3/20/26	—	(48,115)	26,250
US Treasury Ultra Bonds
(73)	(8,828,438)	(8,808,264)	3/20/26	—	(20,174)	41,063
		(22,704,525)		—	(68,289)	67,313
Total Futures Contracts		$44,354,071		$166,463	$(75,425)	$(64,226)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the consolidated financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.

Schedule of investments
Nomura Wealth Builder Fund
[1]	See Note 8 in “Notes to consolidated financial statements.”
Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
BBSW1M – Bank Bill Swap Rate 1 Month
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
ETF – Exchange-Traded Fund
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR01M – 1 Month Term Secured Overnight Financing Rate
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
Summary of currencies:
AUD – Australian Dollar
EUR – European Monetary Unit
USD – US Dollar
See accompanying notes, which are  an integral part of the consolidated financial statements.

Consolidated statement of assets and liabilities
Nomura Wealth Builder Fund	November 30, 2025
Assets:
Investments, at value*	$829,417,716
Foreign currencies, at valueΔ	257,458
Cash	5,698,263
Cash collateral due from brokers	918,701
Dividends and interest receivable	2,623,171
Foreign tax reclaims receivable	382,288
Receivable for securities sold	225,721
Receivable for fund shares sold	54,423
Prepaid expenses	46,480
Other assets	7,919
Total Assets	839,632,140
Liabilities:
Current tax liability (See Note 1)	2,239,644
Payable for securities purchased	910,000
Investment management fees payable to affiliates	482,786
Payable for fund shares redeemed	286,934
Other accrued expenses	204,256
Distribution fees payable to affiliates	151,300
Accounting and administration expenses payable to affiliates	90,475
Variation margin due to broker on futures contracts	64,226
Sub-transfer agent fees and expenses payable	51,135
Total Liabilities	4,480,756
Total Net Assets	$835,151,384

Net Assets Consist of:
Paid-in capital	$651,808,555
Total distributable earnings (loss)	183,342,829
Total Net Assets	$835,151,384

Consolidated statement of assets and liabilities
Nomura Wealth Builder Fund

Net Asset Value

Class A:
Net assets	$701,460,031
Shares of beneficial interest outstanding, unlimited authorization, no par	43,053,716
Net asset value per share	$16.29
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$17.28

Class C:
Net assets	$9,310,884
Shares of beneficial interest outstanding, unlimited authorization, no par	569,769
Net asset value per share	$16.34

Class R:
Net assets	$1,356,850
Shares of beneficial interest outstanding, unlimited authorization, no par	83,200
Net asset value per share	$16.31

Institutional Class:
Net assets	$100,324,667
Shares of beneficial interest outstanding, unlimited authorization, no par	6,156,951
Net asset value per share	$16.29

Class R6:
Net assets	$22,698,952
Shares of beneficial interest outstanding, unlimited authorization, no par	1,393,333
Net asset value per share	$16.29
*Investments, at cost	$679,731,065
ΔForeign currencies, at cost	254,341
See accompanying notes, which are an  integral part of the consolidated financial statements.

Consolidated statement of operations
Nomura Wealth Builder Fund	Year ended November 30, 2025
Investment Income:
Interest	$13,690,650
Dividends	13,120,371
Foreign tax withheld	(60,950)
26,750,071

Expenses:
Management fees	5,284,936
Distribution expenses — Class A	1,764,679
Distribution expenses — Class C	106,048
Distribution expenses — Class R	6,706
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	851,624
Legal fees	352,919
Accounting and administration expenses	174,440
Reports and statements to shareholders expenses	123,246
Registration fees	92,193
Audit and tax fees	66,427
Custodian fees	43,811
Trustees’ fees	42,399
Excise tax	28,739
Other	212,141
9,150,308
Less expenses waived	(509,126)
Less expenses paid indirectly	(42,160)
Total operating expenses	8,599,022
Net Investment Income (Loss)	18,151,049

Consolidated statement of operations
Nomura Wealth Builder Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$27,579,279
Affiliated investments	7,787,533
Foreign currencies	(287,023)
Forward foreign currency exchange contracts	93,786
Futures contracts	503,137
Swap contracts	(100,496)
Net increase from payment by affiliates[1]	14,573
Current tax benefit (expense)	(2,279,110)
Net realized gain (loss)	33,311,679

Net change in unrealized appreciation (depreciation) on:
Investments	22,276,543
Affiliated investments	(5,617,800)
Foreign currencies	39,448
Forward foreign currency exchange contracts	(80,126)
Futures contracts	(148,127)
Swap contracts	103,125
Deferred tax liability	2,049,170
Net change in unrealized appreciation (depreciation)	18,622,233
Net Realized and Unrealized Gain (Loss)	51,933,912
Net Increase (Decrease) in Net Assets Resulting from Operations	$70,084,961
[1]	See Note 2 in “Notes to consolidated financial statements.”
See accompanying notes, which are an  integral part of the consolidated financial statements.

Consolidated statements of changes in net assets
Nomura Wealth Builder Fund
	Year ended
	11/30/25	11/30/24
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$18,151,049	$24,761,929[1]
Net realized gain (loss)	33,297,106[2]	35,139,461[2]
Payment by affiliates	—	(1,233,320) [3]
Payment by service provider	—	(1,500,000)[4]
Net increase from payment by affiliates	14,573[3]	213,936[3]
Net change in unrealized appreciation (depreciation)	18,622,233	105,944,216
Net increase (decrease) in net assets resulting from operations	70,084,961	163,326,222

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(41,896,791)	(30,235,521)
Class C	(618,090)	(567,118)
Class R	(81,448)	(70,785)
Institutional Class	(7,211,737)	(5,393,846)
Class R6	(376,564)	(96,658)
	(50,184,630)	(36,363,928)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	17,278,495[5]	31,386,491[5]
Class C	864,310[5]	2,452,604[5]
Class R	215,687[5]	221,338[5]
Institutional Class	8,800,030[5]	11,869,564[5]
Class R6	22,453,846[5]	86,400[5]

Consolidated statements of changes in net assets
Nomura Wealth Builder Fund
	Year ended
	11/30/25	11/30/24
Capital Share Transactions (See Note 6) (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$40,658,947	$29,300,120
Class C	617,752	566,282
Class R	80,725	70,318
Institutional Class	6,776,198	5,070,983
Class R6	376,564	96,658
	98,122,554	81,120,758
Cost of shares redeemed:
Class A	(130,561,110)	(125,741,969)
Class C	(5,506,603)	(8,022,028)
Class R	(533,111)	(775,614)
Institutional Class	(44,741,667)	(25,688,865)
Class R6	(4,798,916)	(190,143)
	(186,141,407)	(160,418,619)
Decrease in net assets derived from capital share transactions	(88,018,853)	(79,297,861)
Net Increase (Decrease) in Net Assets	(68,118,522)	47,664,433

Net Assets:
Beginning of year	903,269,906	855,605,473
End of year	$835,151,384	$903,269,906
[1]	Excludes payment by affiliates and payment by service provider.
[2]	Excludes net increase from payment by affiliates.
[3]	See Note 2 in “Notes to consolidated financial statements.”
[4]	See Note 1 in “Notes to consolidated financial statements.”
[5]	Amount includes capital contributions by affiliates. See Note 2 in “Notes to consolidated financial statements.”
See accompanying notes, which are an  integral part of the consolidated financial statements.

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Consolidated financial highlights
Nomura Wealth Builder Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Payment by service provider
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Capital contribution by affiliates
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
φ	Financial highlights are not consolidated for the years indicated.
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payments for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.07%.
[3]	Payment by affiliates and capital contributions by affiliates are less than $0.005 per share and 0.01% on total return. See Note 2 in "Notes to consolidated financial statements."
[4]	Amounts include the following non-recurring payments received by the Fund towards its payment of the tax liability recorded as of November 30, 2023: payment by affiliates, capital contributions by affiliates and payment by service provider. Excluding the impact of these payments, the total return would have been lower by 0.44%, the expense ratio would have been higher by 0.30% and the net investment income ratio would have been lower by 0.30%. See Note 1 and Note 2 in “Notes to consolidated financial statements.”
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Includes non-recurring expenses of 0.01% for the year ended November 30, 2025.
[8]	Includes current tax expense of 0.03% for the year ended November 30, 2025, which is derived from the realized and unrealized gains (losses).
[9]	The impact of the interest and tax penalties on the ratios of expenses to average net assets is 0.05% for the year ended November 30, 2024.
[10]	The impact of the tax expense on the ratios of expenses to average net assets is 0.81% and 0.18% for the years ended November 30, 2023, and 2022, respectively.
See accompanying notes, which are an integral part of the consolidated financial statements.

Year ended
11/30/25	11/30/24	11/30/23φ	11/30/22φ	11/30/21φ
$15.85	$13.74	$14.38	$15.71	$13.71

0.32	0.30	0.19	0.22	0.21
1.01	2.34	0.24[2]	(0.47)	2.06
—[3]	0.04[4]	—	—	—
—	0.02[4]	—	—	—
1.33	2.70	0.43	(0.25)	2.27

(0.28)	(0.29)	(0.31)	(0.25)	(0.27)
(0.61)	(0.30)	(0.76)	(0.83)	—
(0.89)	(0.59)	(1.07)	(1.08)	(0.27)
—[3]	—	—	—	—
$16.29	$15.85	$13.74	$14.38	$15.71
8.93%[3]	20.14%[4]	3.36%[2]	(1.78%)	16.63%

$701,460	$757,052	$716,481	$235,618	$259,143
1.08%[7,8]	0.79%[4,9]	1.86%[10]	1.26%[10]	1.08%
1.14%[7,8]	1.12%[9]	1.86%[10]	1.30%[10]	1.11%
2.11%[8]	2.44%[4,9]	1.44%[10]	1.51%[10]	1.37%
2.05%[8]	2.11%[9]	1.44%[10]	1.47%[10]	1.34%
91%	66%	51%	65%	89%

Consolidated financial highlights
Nomura Wealth Builder Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Payment by service provider
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Capital contribution by affiliates
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
φ	Financial highlights are not consolidated for the years indicated.
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payments for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.07%.
[3]	Payment by affiliates and capital contributions by affiliates are less than $0.005 per share and 0.01% on total return. See Note 2 in "Notes to consolidated financial statements."
[4]	Amounts include the following non-recurring payments received by the Fund towards its payment of the tax liability recorded as of November 30, 2023: payment by affiliates, capital contributions by affiliates and payment by service provider. Excluding the impact of these payments, the total return would have been lower by 0.44%, the expense ratio would have been higher by 0.30% and the net investment income ratio would have been lower by 0.30%. See Note 1 and Note 2 in “Notes to consolidated financial statements.”
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Includes non-recurring expenses of 0.01% for the year ended November 30, 2025.
[8]	Includes current tax expense of 0.03% for the year ended November 30, 2025, which is derived from the realized and unrealized gains (losses).
[9]	The impact of the interest and tax penalties on the ratios of expenses to average net assets is 0.05% for the year ended November 30, 2024.
[10]	The impact of the tax expense on the ratios of expenses to average net assets is 1.33% and 0.18% for the years ended November 30, 2023, and 2022, respectively.
See accompanying notes, which are an integral part of the consolidated financial statements.

Year ended
11/30/25	11/30/24	11/30/23φ	11/30/22φ	11/30/21φ
$15.88	$13.66	$14.42	$15.75	$13.73

0.21	0.19	0.02	0.11	0.09
1.03	2.46	0.18[2]	(0.47)	2.08
—[3]	0.04[4]	—	—	—
—	0.02[4]	—	—	—
1.24	2.71	0.20	(0.36)	2.17

(0.17)	(0.19)	(0.20)	(0.14)	(0.15)
(0.61)	(0.30)	(0.76)	(0.83)	—
(0.78)	(0.49)	(0.96)	(0.97)	(0.15)
—[3]	—	—	—	—
$16.34	$15.88	$13.66	$14.42	$15.75
8.21%[3]	20.23%[4]	1.65%[2]	(2.53%)	15.84%

$9,311	$13,300	$16,058	$21,167	$31,157
1.83%[7,8]	1.54%[4,9]	3.13%[10]	2.01%[10]	1.83%
1.89%[7,8]	1.87%[9]	3.13%[10]	2.05%[10]	1.86%
1.37%[8]	1.69%[4,9]	0.20%[10]	0.76%[10]	0.62%
1.31%[8]	1.36%[9]	0.20%[10]	0.72%[10]	0.59%
91%	66%	51%	65%	89%

Consolidated financial highlights
Nomura Wealth Builder Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Payment by service provider
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Capital contribution by affiliates
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
φ	Financial highlights are not consolidated for the years indicated.
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payments for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.07%.
[3]	Payment by affiliates and capital contributions by affiliates are less than $0.005 per share and 0.01% on total return. See Note 2 in "Notes to consolidated financial statements."
[4]	Amounts include the following non-recurring payments received by the Fund towards its payment of the tax liability recorded as of November 30, 2023: payment by affiliates, capital contributions by affiliates and payment by service provider. Excluding the impact of these payments, the total return would have been lower by 0.44%, the expense ratio would have been higher by 0.30% and the net investment income ratio would have been lower by 0.30%. See Note 1 and Note 2 in “Notes to consolidated financial statements.”
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Includes non-recurring expenses of 0.01% for the year ended November 30, 2025.
[8]	Includes current tax expense of 0.03% for the year ended November 30, 2025, which is derived from the realized and unrealized gains (losses).
[9]	The impact of the interest and tax penalties on the ratios of expenses to average net assets is 0.05% for the year ended November 30, 2024.
[10]	The impact of the tax expense on the ratios of expenses to average net assets is 1.29% and 0.18% for the years ended November 30, 2023, and 2022, respectively.
See accompanying notes, which are an integral part of the consolidated financial statements.

Year ended
11/30/25	11/30/24	11/30/23φ	11/30/22φ	11/30/21φ
$15.86	$13.68	$14.39	$15.71	$13.71

0.29	0.27	0.10	0.18	0.17
1.01	2.40	0.22[2]	(0.46)	2.06
—[3]	0.04[4]	—	—	—
—	0.02[4]	—	—	—
1.30	2.73	0.32	(0.28)	2.23

(0.24)	(0.25)	(0.27)	(0.21)	(0.23)
(0.61)	(0.30)	(0.76)	(0.83)	—
(0.85)	(0.55)	(1.03)	(1.04)	(0.23)
—[3]	—	—	—	—
$16.31	$15.86	$13.68	$14.39	$15.71
8.71%[3]	20.42%[4]	2.58%[2]	(1.98%)	16.32%

$1,357	$1,578	$1,806	$1,028	$1,203
1.33%[7,8]	1.04%[4,9]	2.59%[10]	1.51%[10]	1.33%
1.39%[7,8]	1.37%[9]	2.59%[10]	1.55%[10]	1.36%
1.87%[8]	2.19%[4,9]	0.72%[10]	1.26%[10]	1.12%
1.81%[8]	1.86%[9]	0.72%[10]	1.22%[10]	1.09%
91%	66%	51%	65%	89%

Consolidated financial highlights
Nomura Wealth Builder Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Payment by service provider
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Capital contribution by affiliates
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
φ	Financial highlights are not consolidated for the years indicated.
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payments for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.07%.
[3]	Payment by affiliates and capital contributions by affiliates are less than $0.005 per share and 0.01% on total return. See Note 2 in "Notes to consolidated financial statements."
[4]	Amounts include the following non-recurring payments received by the Fund towards its payment of the tax liability recorded as of November 30, 2023: payment by affiliates, capital contributions by affiliates and payment by service provider. Excluding the impact of these payments, the total return would have been lower by 0.44%, the expense ratio would have been higher by 0.30% and the net investment income ratio would have been lower by 0.30%. See Note 1 and Note 2 in “Notes to consolidated financial statements.”
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Includes non-recurring expenses of 0.01% for the year ended November 30, 2025.
[8]	Includes current tax expense of 0.03% for the year ended November 30, 2025, which is derived from the realized and unrealized gains (losses).
[9]	The impact of the interest and tax penalties on the ratios of expenses to average net assets is 0.05% for the year ended November 30, 2024.
[10]	The impact of the tax expense on the ratios of expenses to average net assets is 1.27% and 0.18% for the years ended November 30, 2023, and 2022, respectively.
See accompanying notes, which are an integral part of the consolidated financial statements.

Year ended
11/30/25	11/30/24	11/30/23φ	11/30/22φ	11/30/21φ
$15.85	$13.66	$14.38	$15.70	$13.70

0.36	0.34	0.17	0.25	0.25
1.01	2.42	0.21[2]	(0.45)	2.05
—[3]	0.04[4]	—	—	—
—	0.02[4]	—	—	—
1.37	2.82	0.38	(0.20)	2.30

(0.32)	(0.33)	(0.34)	(0.29)	(0.30)
(0.61)	(0.30)	(0.76)	(0.83)	—
(0.93)	(0.63)	(1.10)	(1.12)	(0.30)
—[3]	—	—	—	—
$16.29	$15.85	$13.66	$14.38	$15.70
9.22%[3]	21.16%[4]	3.00%[2]	(1.47%)	16.93%

$100,324	$128,936	$119,151	$108,827	$116,626
0.83%[7,8]	0.54%[4,9]	2.07%[10]	1.01%[10]	0.83%
0.89%[7,8]	0.87%[9]	2.07%[10]	1.05%[10]	0.86%
2.36%[8]	2.69%[4,9]	1.26%[10]	1.76%[10]	1.62%
2.30%[8]	2.36%[9]	1.26%[10]	1.72%[10]	1.59%
91%	66%	51%	65%	89%

Consolidated financial highlights
Nomura Wealth Builder Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain
Payment by affiliates
Payment by service provider
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Capital contribution by affiliates
Net asset value, end of period
Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
φ	Financial highlights are not consolidated for the period indicated.
[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payments for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.07%.
[4]	Payment by affiliates and capital contributions by affiliates are less than $0.005 per share and 0.01% on total return. See Note 2 in "Notes to consolidated financial statements."
[5]	Amounts include the following non-recurring payments received by the Fund towards its payment of the tax liability recorded as of November 30, 2023: payment by affiliates, capital contributions by affiliates and payment by service provider. Excluding the impact of these payments, the total return would have been lower by 0.44%, the expense ratio would have been higher by 0.30% and the net investment income ratio would have been lower by 0.30%. See Note 1 and Note 2 in “Notes to consolidated financial statements.”
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended November 30, 2025.
[9]	Includes current tax expense of 0.03% for the year ended November 30, 2025, which is derived from the realized and unrealized gains (losses).
[10]	The impact of the interest and tax penalties on the ratios of expenses to average net assets is 0.05% for the year ended November 30, 2024.
[11]	The impact of the tax expense on the ratios of expenses to average net assets is 0.05% for the period ended November 30, 2023.
[12]	Portfolio turnover is representative of the Fund for the period ended November 30, 2023.
See accompanying notes, which are an integral part of the consolidated financial statements.

Year ended		2/28/23[1] to 11/30/23φ
11/30/25	11/30/24
$15.85	$13.83	$13.35

0.37	0.35	0.34
1.00	2.25	0.38[3]
—[4]	0.04[5]	—
—	0.02[5]	—
1.37	2.66	0.72

(0.32)	(0.34)	(0.24)
(0.61)	(0.30)	—
(0.93)	(0.64)	(0.24)
—[4]	—	—
$16.29	$15.85	$13.83
9.23%[4]	19.78%[5]	5.49%[3]

$22,699	$2,404	$2,109
0.76%[8,9]	0.47%[5,10]	0.77%[11]
0.82%[8,9]	0.81%[10]	0.80%[11]
2.39%[9]	2.76%[5,10]	2.55%[11]
2.33%[9]	2.42%[10]	2.52%[11]
91%	66%	51%[12]

Notes to consolidated financial statements
Nomura Wealth Builder Fund	November 30, 2025
Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Nomura Small Cap Core Fund (formerly, Macquarie Small Cap Core Fund through November 30, 2025), Nomura Small Cap Value Fund (formerly, Macquarie Small Cap Value Fund through November 30, 2025), and Nomura Wealth Builder Fund (formerly, Macquarie Wealth Builder Fund through November 30, 2025). These consolidated financial statements and the related notes pertain to Nomura Wealth Builder Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Basis of Consolidation — Chattanooga Opportunities LLC (the Subsidiary), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The consolidated financial statements include the accounts of the Fund and its Subsidiary. All inter-company transactions and balances have been eliminated. The date of incorporation of the Subsidiary was June 3, 2024. As of November 30, 2025, the net assets held by the Subsidiary are $30,000, or approximately 0.004%, of the Fund's net assets.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities and credit default swap (CDS) contracts are generally priced based upon valuations provided by an independent pricing service or broker/counterparty in accordance with methodologies included within Delaware Management Company (DMC)'s Pricing Policy (Policy). Fixed income security and CDS contracts valuations are then reviewed by DMC as part of its duties as the Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and certain US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Forward foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. The Fund may use fair value pricing relatively frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be

Notes to consolidated financial statements
Nomura Wealth Builder Fund
1. Significant Accounting Policies (continued)
valued at fair value. With respect to foreign (non-US) equity securities, the Fund may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal and Foreign Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended November 30, 2025, and for all open tax years (years ended November 30, 2022–November 30, 2024), and has concluded that except for the provision related to the consolidated subsidiary discussed below, no other provision for federal income tax is required in the Fund’s consolidated financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Consolidated statement of operations.” During the year ended November 30, 2025, the Fund did not incur any interest or tax penalties.
Consolidated Subsidiary. The Fund holds an investment through a wholly-owned subsidiary (Subsidiary), which is subject to federal and state income taxes.
This taxable entity is not consolidated for income tax purposes and may generate income tax assets or liabilities that reflect the net tax effect of temporary differences between the carrying amount of the assets and liabilities for financial reporting and tax purposes and tax loss carryforwards. There are no closed tax year ends for the Subsidiary. At year ending November 30, 2025, any estimated tax liability for this investment is presented as "Current tax liability" in the "Consolidated statement of assets and liabilities." The tax liability incurred may differ materially depending on conditions when the investment is disposed.

The difference between the statutory income tax rate, 21%, and the actual effective tax rate, as reported for the year ended November 30, 2025, is as follows:
Tax Expense/(Benefit):
Total
Federal	$(229,940)
State	—
Valuation allowance	—
Total Tax Expense/(Benefit)	$(229,940)
The Subsidiary recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Subsidiary tax positions, and has concluded that a liability for unrecognized tax benefits should be recorded related to uncertain tax positions of the Subsidiary as shown. The Subsidiary is not aware of any other tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
Underlying Funds — The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Fund may invest include ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.
To Be Announced Trades (TBA)  — The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery. No TBA were outstanding at November 30, 2025.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency

Notes to consolidated financial statements
Nomura Wealth Builder Fund
1. Significant Accounting Policies (continued)
transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Consolidated statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Consolidated statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund intends to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Consolidated statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”
Use of Estimates — The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Nomura Funds (formerly, Macquarie Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The “Consolidated statement of operations” includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing consolidated financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. The Fund's Chief Executive Officer and Chief Financial Officer act as the Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the

Notes to consolidated financial statements
Nomura Wealth Builder Fund
1. Significant Accounting Policies (continued)
Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund's consolidated financial statements. Adoption of the new standard impacted the Fund's consolidated financial statements note disclosures only, and did not affect the Fund's financial position or the results of its operations.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Consolidated statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended November 30, 2025, the Fund earned $36,933 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Consolidated statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended November 30, 2025, the Fund earned $5,227 under this arrangement.
During the year ended November 30, 2024, a third party service provider reimbursed the Fund $1,500,000 toward its tax liability payment. This amount is included on the "Consolidated statements of changes in net assets" under “Payment by service provider.”
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion. Prior to December 1, 2025, NIMBT was named Macquarie Investment Management Business Trust (MIMBT).
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.79% of the Fund's Class A, Class C, Class R, and Institutional Class shares' average daily net assets and 0.72% of the Fund's Class R6 shares' average daily net assets from April 1, 2025 through March 31, 2026. From December 1, 2024 through March 31, 2025, DMC contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses in order to prevent total annual fund operating expenses from exceeding 0.79% of the Fund's Class A, Class C, Class R, and Institutional Class shares' average daily net assets and 0.73% of the Fund's Class R6 shares' average daily net assets. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees (but excluding acquired fund fees and expenses), the class level operating expense limitation as a percentage of average daily net assets from December 1, 2024 (except as noted) through March 31, 2026, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class R	Institutional Class	Class R6
1.04%	1.79%	1.29%	0.79%	0.72%*
*	Effective April 1, 2025. Prior to April 1, 2025, the amount for Class R6 shares was 0.73%.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Nomura Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Nomura Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Consolidated statement of operations” under “Accounting and administration expenses.” For the year ended November 30, 2025, the Fund paid $42,164 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Nomura Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Nomura Funds on a relative NAV basis. This amount is included on the "Consolidated statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the year ended November 30, 2025, the Fund paid $57,338 for  these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Consolidated statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.

Notes to consolidated financial statements
Nomura Wealth Builder Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the year ended November 30, 2025, the Fund paid $138,471 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Consolidated statement of operations” under “Legal fees.”
For the year ended November 30, 2025, DDLP earned $31,346 for commissions on sales of the Fund’s Class A shares. For the year ended November 30, 2025, DDLP received gross CDSC commissions of $122 and $454 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
During the year ended November 30, 2024, DMC reimbursed the Fund $1,861,521 for tax liability payment and deferred tax expense estimate. An amount of $1,233,320 is included on the “Consolidated statements of changes in net assets” under "Payment by affiliates" and an amount of $628,201 under “Proceeds from shares sold.”
On September 19, 2024, MIMBT (renamed NIMBT on December 1, 2025), of which DMC is a series, entered into a settlement agreement with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact DMC’s ability to continue to provide services to the Fund. In connection with the findings in the Settlement Order, MIMBT made a payment to the Fund on October 25, 2024, in the amount of $272,511. An amount of $213,936 is included on the “Consolidated statements of changes in net assets” under “Net increase from payment by affiliates” and an amount of $58,575 is under “Proceeds from shares sold.”

During the year ended November 30, 2025, DMC reimbursed the Fund $14,573 in connection with trade errors and $71,045 for tax liability payment and deferred tax expense. An amount of $14,573 is included on the “Consolidated statements of changes in net assets” under "Net increase from payment by affiliates" and an amount of $71,045 under “Proceeds from shares sold.”
As of December 1, 2025 (Closing Date), Nomura Holding America Inc. completed the acquisition of Macquarie Asset Management's US and European public investments business. The closing of this transaction resulted in the automatic termination of the Fund's investment advisory agreement with DMC, and any sub-advisory agreement, as applicable. At a special shareholder meeting held on September 30, 2025, Fund shareholders approved a new investment advisory agreement for the Fund. On the Closing Date, the new investment advisory agreement, any applicable sub-advisory agreement, and the Fund's name change to Nomura Wealth Builder Fund went effective.
An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Fund is deemed to exercise, directly or indirectly, a certain level of control over the company. A summary of the transactions in affiliated companies during the year ended November 30, 2025 was as follows:
	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated investments	Net change in unrealized appreciation (depreciation) on affiliated investments
Limited Liability Corporation—0.00%
SC Hixson	$10,288,800	$—	$(12,458,533)[1]	$7,787,533	$(5,617,800)
	Value, end of period	Shares	Dividends
Limited Liability Corporation—0.00%
SC Hixson	$—	—	$—
1The amount shown included return of capital.
3. Investments
For the year ended November 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than US government securities	$431,271,383
Purchases of US government securities	315,734,791
Sales other than US government securities	535,942,788
Sales of US government securities	305,436,401

Notes to consolidated financial statements
Nomura Wealth Builder Fund
3. Investments (continued)
The tax cost of investments and derivatives includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At November 30, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$688,982,834
Aggregate unrealized appreciation of investments and derivatives	$156,836,191
Aggregate unrealized depreciation of investments and derivatives	(16,310,271)
Net unrealized appreciation of investments and derivatives	$140,525,920
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of November 30, 2025:
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$338,909	$9,416	$348,325
Agency Mortgage-Backed Securities	—	71,060,243	—	71,060,243
Collateralized Loan Obligations	—	10,904,904	—	10,904,904
Common Stocks
Communication Services	39,173,060	—	—	39,173,060
Consumer Discretionary	35,329,615	—	—	35,329,615
Consumer Staples	19,645,859	—	—	19,645,859
Energy	18,018,030	—	—	18,018,030
Financials	92,391,608	—	5,942[1,2]	92,397,550
Healthcare	63,784,142	—	—[2]	63,784,142
Industrials	30,763,117	—	—	30,763,117
Information Technology	147,876,026	—	—	147,876,026
Materials	8,474,843	—	—	8,474,843
Real Estate	7,023,801	—	—	7,023,801
Utilities	6,757,889	—	—	6,757,889
Corporate Bonds	—	119,332,857	—	119,332,857
Exchange-Traded Funds	78,479,397	—	—	78,479,397
Government Agency Obligations	—	161,670	—	161,670
Municipal Bonds	—	1,403,099	—	1,403,099
Non-Agency Asset-Backed Securities	—	8,636,034	130	8,636,164
Non-Agency Collateralized Mortgage Obligations	—	7,043,031	—	7,043,031
Non-Agency Commercial Mortgage-Backed Securities	—	21,349,493	—	21,349,493
Preferred Stocks	739,956	71,354	—	811,310
US Treasury Obligations	—	32,143,291	—	32,143,291
Short-Term Investments	8,500,000	—	—	8,500,000
Total Value of Securities	$556,957,343	$272,444,885	$15,488	$829,417,716

Notes to consolidated financial statements
Nomura Wealth Builder Fund
3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Derivatives[3]
Assets:
Futures Contracts	$166,463	$—	$—	$166,463
Liabilities:
Futures Contracts	$(75,425)	$—	$—	$(75,425)

[1]The value represents valuations of Russian securities for which management has determined include significant unobservable inputs as of November 30, 2025.
[2]The security that has been valued at zero on the “Schedule of investments” is considered to be a Level 3 investment in this table.
[3]Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.
The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:
	Agency Collateralized Mortgage Obligations	Common Stocks	Limited Liability Corporation	Non-Agency Asset-Backed Securities	Total
Balance as of 11/30/24	$12,731	$76,234[1]	$10,288,800	$130	$10,377,895
Sales	—	(74)	(11,783,533)	—	(11,783,607)
Net realized gain (loss)	—	64	7,787,533	—	7,787,597
Amortization	(5,720)	—	—	—	(5,720)
Return of capital	—	—	(675,000)	—	(675,000)
Corporate actions	—	(8,395)	—	—	(8,395)
Transfer out of Level 3	—	(67,250)	—	—	(67,250)
Net change in unrealized appreciation (depreciation)	2,405	5,363	(5,617,800)	—	(5,610,032)

	Agency Collateralized Mortgage Obligations	Common Stocks	Limited Liability Corporation	Non-Agency Asset-Backed Securities	Total
Balance as of 11/30/25	$9,416	$5,942[1]	$ —	$130	$15,488
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 11/30/25	$2,405	$5,196	$ —	$ —	$7,601
1Includes securities valued at zero on the “Schedule of investments."
A significant change to the inputs may result in a significant change to the valuation. Quantitative information about Level 3 fair value measurements for the Fund is as follows:
Assets	Value	Valuation Techniques	Unobservable Inputs	Input Value
Agency Collateralized Mortgage Obligations	$9,416	Option adjusted spread (OAS) model	Discount rate	8.58%
Fair valued securities currently priced at zero on the "Schedule of investments" are excluded from the table above.
Level 3 securities with a total value of $6,072 on the "Schedule of investments", have been valued using third party pricing information without adjustment and are excluded from the table above.
When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker/dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Notes to consolidated financial statements
Nomura Wealth Builder Fund
3. Investments (continued)
The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended November 30, 2025 and 2024 were as follows:
	Year ended
	11/30/25	11/30/24*
Ordinary income	$19,945,068	$17,467,724
Long-term capital gains	30,239,562	14,824,679
Total	$50,184,630	$32,292,403
*	In conjunction with the reorganization between the Delaware Strategic Allocation Fund and the Fund on March 10, 2023, the Delaware Strategic Allocation Fund inadvertently failed to distribute to its respective shareholders sufficient net capital gains for the taxable year ending on the reorganization date as required by Subchapter M of the Internal Revenue Code. In order to meet the distribution requirements under Subchapter M to maintain "RIC" status, the Fund paid a "deficiency dividend" as described in Section 860(f) of the Internal Revenue Code, in the amount of $4,071,525.
5. Components of Net Assets on a Tax Basis
As of November 30, 2025, the components of net assets on a tax basis were as follows:
Paid-in capital	$651,808,555
Undistributed ordinary income	19,167,738
Undistributed long-term capital gains	21,570,568
Other temporary differences	2,049,170
Unrealized appreciation of investments, foreign currencies, and derivatives	140,555,353
Net assets	$835,151,384
Differences between components of net assets unrealized and tax cost unrealized may arise due to unrealized appreciation/depreciation on foreign currency.
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and straddle losses, mark-to-market of futures contracts, tax treatment of partnership income, REITs, swap contracts, and market discount and premium on debt instruments.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of underlying wholly owned subsidiary and non-deductible expenses. For the year ended November 30, 2025, the adjustments were to increase paid-in-capital and decrease total distributable earnings (loss) by $3,940,096.
6. Capital Shares
Transactions in capital shares were as follows:
	Year ended
	11/30/25	11/30/24
Shares sold:
Class A	1,135,479	2,097,323
Class C	56,693	167,797
Class R	14,497	14,815
Institutional Class	575,218	796,423
Class R6	1,523,893	5,478

Shares issued upon reinvestment of dividends and distributions:
Class A	2,695,002	2,038,583
Class C	40,862	39,630
Class R	5,347	4,903
Institutional Class	449,546	352,112
Class R6	24,412	6,702
	6,520,949	5,523,766

Shares redeemed:
Class A	(8,550,503)	(8,500,737)
Class C	(365,075)	(545,606)
Class R	(36,195)	(52,171)
Institutional Class	(3,003,355)	(1,737,633)
Class R6	(306,665)	(13,022)
	(12,261,793)	(10,849,169)
Net decrease	(5,740,844)	(5,325,403)

Notes to consolidated financial statements
Nomura Wealth Builder Fund
6. Capital Shares (continued)
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table on the previous page and on the “Consolidated statements of changes in net assets.” For the years ended November 30, 2025 and 2024, the Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Year ended
11/30/25	32,648	20,051	—	17,903	30,510	4,331	$808,009
11/30/24	50,577	39,455	564	40,113	50,567	—	1,338,996
7. Line of Credit
The Fund, along with certain other funds in the Nomura Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 27, 2025. This Agreement was extended to October 26, 2026.
The Fund had no amounts outstanding as of November 30, 2025, or at any time during the year then ended.
8. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Open forward foreign currency exchange contracts, if any, are disclosed on the “Schedule of investments.” No forward foreign currency exchange contracts were outstanding at November 30, 2025.
During the year ended November 30, 2025, the Fund entered into forward foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to decrease exposure to foreign currencies.
Futures Contracts —  A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At November 30, 2025, the Fund posted $918,701 in cash as collateral for open futures contracts, which is included in “Cash collateral due from brokers” on the “Consolidated statement of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedule of investments.”
During the year ended November 30, 2025, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Notes to consolidated financial statements
Nomura Wealth Builder Fund
8. Derivatives (continued)
Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Swap contracts are bilaterally negotiated agreements between the Fund and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (centrally cleared swaps).
Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.
During the year ended November 30, 2025, the Fund entered into CDS contracts as a purchaser of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. During the year ended November 30, 2025, the Fund did not enter into any CDS contracts as a seller of protection.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty. Open swap contracts, if any, are disclosed on the “Schedule of investments.” No CDS contracts were outstanding at November 30, 2025.
During the year ended November 30, 2025, the Fund entered into CDS contracts to hedge against credit events.
Fair values of derivative instruments as of November 30, 2025 were as follows:
Asset Derivatives Fair Value
Consolidated statement of assets and liabilities location	Interest Rate Contracts
Variation margin due to broker on futures contracts*	$166,463
Liability Derivatives Fair Value
Consolidated statement of assets and liabilities location	Interest Rate Contracts
Variation margin due to broker on futures contracts*	$(75,425)
*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through November 30, 2025. Only current day variation margin is reported on the Fund’s “Consolidated statement of assets and liabilities.”
The effect of derivative instruments on the “Consolidated statement of operations” for the year ended November 30, 2025 was as follows:
	Net Realized Gain (Loss) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$93,786	$—	$—	$93,786
Interest rate contracts	—	503,137	—	503,137
Credit contracts	—	—	(100,496)	(100,496)
Total	$93,786	$503,137	$(100,496)	$496,427
	Net Change in Unrealized Appreciation (Depreciation) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$(80,126)	$—	$—	$(80,126)
Interest rate contracts	—	(148,127)	—	(148,127)
Credit contracts	—	—	103,125	103,125
Total	$(80,126)	$(148,127)	$103,125	$(125,128)

Notes to consolidated financial statements
Nomura Wealth Builder Fund
8. Derivatives (continued)
The table below summarizes the average daily balance of derivative holdings by the Fund during the year ended November 30, 2025:
	Long Derivative Volume	Short Derivative Volume
Forward foreign currency exchange contracts (average contract amount)	$58,911	$—
Futures contracts (average notional amount)	55,259,753	14,229,033
CDS contracts (average notional amount)*	248,127	—
*Long represents buying protection and short represents selling protection.
9. Securities Lending
The Fund, along with other funds in the Nomura Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and

asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the year ended November 30, 2025, the Fund had no securities out on loan.
10. Credit and Market Risks
Investments in securities are generally subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of securities in which the Fund invests will cause the NAV of the Fund to fluctuate.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A Fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated below investment grade (lower than BBB- by Standard & Poor’s Financial Services LLC and lower than Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization). High yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield

Notes to consolidated financial statements
Nomura Wealth Builder Fund
10. Credit and Market Risks (continued)
bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.
The Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the Fund to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, the Fund could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, the Fund’s investments in collateralized mortgage obligations (CMOs), real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally decrease in value if interest rates increase or prepayment rates decrease. These changes in value can be substantial and could cause the Fund to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.
The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund. There were no unfunded loan commitments at the year ended November 30, 2025.
The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.
When the Fund invests in REITs it will be subject to the risks associated with that industry. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. The Fund also invests in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships).

Notes to consolidated financial statements
Nomura Wealth Builder Fund
10. Credit and Market Risks (continued)
If the Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the fiscal year ended November 30, 2025.
The Fund may invest in ETFs managed by DMC and/or its affiliates (Affiliated ETFs) and ETFs that managed by unaffiliated investment advisers (Unaffiliated ETFs). The risks of investing in ETFs typically reflect the risks of the instruments in which the ETF invests, and because they are exchange listed they may be subject to trading halts, premiums and discounts. In addition, DMC and its affiliates may benefit from investing in Affiliated ETFs and DMC's ability to allocate investments among Affiliated and Unaffiliated ETFs creates conflicts of interest.
Investments in foreign securities (particularly those of issuers in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or armed conflict in a geographic region has the potential to adversely impact the Fund's investments. Such conflicts and other corresponding events could result in increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors or in markets for certain securities and commodities. Such conflicts also may result in a negative impact on the Fund's investments, even beyond any direct investment exposure a Fund may have to issuers located in or with significant exposure to an impacted country or geographic region.
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Consolidated statement of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a Fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
The Subsidiary is not registered, nor subject to the investor protections, under the 1940 Act, and does not benefit from all the investor protections that apply to 1940 Act-registered funds. Changes in applicable tax laws could result in the inability of the Fund and/or the Subsidiary to operate as described herein, which could adversely affect the Fund and its shareholders.
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
The Fund’s prospectus includes information regarding the principal risks applicable to the Fund.
11. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
12. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Fund’s consolidated financial statements.
13. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to November 30, 2025, that would require recognition or disclosure in the Fund’s consolidated financial statements.

Report of independent registered public accounting firm
To the Shareholders of Nomura Wealth Builder Fund and Board of Trustees of Delaware Group Equity Funds V
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the schedule of investments, of Nomura Wealth Builder Fund (formerly Macquarie Wealth Builder Fund, the “Fund”), a series of Delaware Group Equity Funds V, as of November 30, 2025, the related consolidated statements of operations and changes in net assets, and the consolidated financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations, changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial statements and financial highlights for the years ended November 30, 2024, and prior, were audited by other auditors whose report dated February 14, 2025, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Delaware Management Company since 2025.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
January 26, 2026

Other Fund information (Unaudited)
Nomura Wealth Builder Fund
Tax Information
The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended November 30, 2025, the Fund reports distributions paid during the year as follows:
(A) Ordinary Income Distributions (Tax Basis)*	39.74%
(B) Long-Term Capital Gains Distributions (Tax Basis)*	60.26%
Total Distributions (Tax Basis)	100.00%
(C) Qualified Dividends[1]	50.61%

(A) and (B) are based on a percentage of the Fund's total distributions.
(C) is based on the Fund's ordinary income distributions.
1Qualified dividends represent dividends which qualify for the corporate dividends received deduction.
*For the fiscal year ended November 30, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%. The percentage of dividends paid by the Fund from ordinary income reported as qualified income is 56.57%. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV, as applicable.
For the fiscal year ended November 30, 2025, certain distributions paid by the Fund, determined to be Qualified Interest Income or Qualified Short-Term Capital gains may be subject to relief from US tax withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004; the Tax Relief Unemployment Insurance Reauthorization, and Job Creations Act of 2010; and as extended by the American Taxpayer Relief Act of 2012. For the fiscal year ended November 30, 2025, the Fund has reported maximum distributions of Qualified Short-Term Capital gains of $5,565,109.

Other Fund information (Unaudited)
Nomura Wealth Builder Fund
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Change in Independent Registered Public Accounting Firm
At a meeting held on September 9, 2025, the Board of Trustees (Board), upon recommendation of the Audit Committee, dismissed PricewaterhouseCoopers LLP (PwC) and approved the appointment of Cohen & Company, Ltd. (Cohen & Co) to serve as the independent registered public accounting firm for Nomura Wealth Builder Fund (formerly, Macquarie Wealth Builder Fund) (the "Fund") for the fiscal year ending November 30, 2025.
PwC’s reports on the financial statements for the fiscal years ended November 30, 2023 and November 30, 2024 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles except that the Fund restated its fiscal year ended November 30, 2023 financial statements to correct an error.
In addition, during the fiscal years ended November 30, 2023 and November 30, 2024 and during the subsequent interim period through September 9, 2025, (i) there were no disagreements between the Fund and PwC on accounting principles, financial statement disclosures or audit scope, which, if not resolved to the satisfaction of PwC, would have caused them to make reference to the disagreement in their reports; and (ii) there were no reportable events described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended, except for the material weakness related to the Fund’s failure to timely identify that it had failed the gross income test to enable the recording of the associated tax liability in the relevant fiscal year.
During the fiscal years ended November 30, 2023 and November 30, 2024 and during the subsequent interim period through September 9, 2025, neither the Board nor anyone on its behalf has consulted with Cohen & Co at any time prior to their selection with respect to (i) the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304.
The Fund has provided PwC with a copy of this Form N-CSR and requested that PwC furnish the Fund with a letter stating whether or not it agrees with the statements made herein. A copy of PwC’s letter, dated February 6, 2026, is attached as Exhibit 99 to this N-CSR.

Proxy Disclosures for Open-End Management Investment Companies
Proxy Results
At a special shareholder meeting held on September 30, 2025, Nomura Wealth Builder Fund shareholders approved a new investment advisory agreement. The results of the voting at the meeting were as follows:
For	Against	Abstain
25,085,874	1,270,589	1,406,025
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 12-14, 2025
Nomura Holding America Inc. completed its acquisition of the equity interests of Macquarie Group Limited’s U.S. and European public investments business effective December 1, 2025 (the “Closing Date”), which included Delaware Management Company (“DMC”), the Fund complex’s investment adviser. Prior to the Closing Date, the Funds’ Board of Trustees (the “Board”) and the Funds’ shareholders approved a new investment advisory agreement with DMC. This new agreement supersedes the Funds’ prior investment advisory agreement with DMC that automatically terminated on the Closing Date. In addition, the Board of Trustees also approved new sub-advisory agreements for certain Funds. The reapproval described below relates to the continuation of DMC’s prior investment advisory agreement and of the Funds’ prior sub-advisor agreements, as applicable, from September 2025 until the Closing Date. Information about the Board of Trustees’ consideration of the new investment advisory agreement with DMC is available in the Funds’ proxy statement dated July 9, 2025.
At a meeting held on August 12-14, 2025 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Macquarie Wealth Builder Fund (the “Fund”) Investment Management Agreement with Delaware Management Company (“DMC”) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) and Macquarie Investment Management Europe Limited (“MIMEL”) (together, the “Affiliated Sub-Advisers”).
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2025, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment

Other Fund information (Unaudited)
Nomura Wealth Builder Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 12-14, 2025 (continued)
Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreements. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Fund by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including the Fund’s portfolio manager. The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Fund’s portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals.
The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and individuals, and enhancements to existing processes and testing as discussed further below). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd. the parent company of DMC, regarding its U.S. mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex. Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the preparation of the Fund’s prospectus, summary prospectus, statement of additional information, shareholder reports, and other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the proposed acquisition by Nomura Holding America, Inc. (“Nomura”) of the US and European public investments business of Macquarie Asset Management, including DMC (the “MAM Business”). The Board considered information from DMC and Nomura regarding the transaction, as well as the approvals made by the Board, at a special board meeting held on June 18, 2025 that, among other things, authorized management to seek shareholder approval of new advisory agreements for the Fund complex with DMC that if approved by shareholders, would become effective upon the closing of the transaction. The Board noted the anticipated benefits to shareholders of the change in ownership of the MAM Business, including resources available to DMC when it becomes part of Nomura’s global asset management business.
The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services, including the Fund’s portfolio managers. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Board noted the changes that would occur with respect to the Affiliated Sub-Advisers following the closing of the Transaction, including whether and how such sub-advisers would continue to provide investment services to the Fund. The Board took into account that the Sub-Advisory Agreements may benefit the Fund and its shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater

Other Fund information (Unaudited)
Nomura Wealth Builder Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 12-14, 2025 (continued)
scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
Based on this information, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided until the closing of the transaction) to the Fund by DMC and the Affiliated Sub-Advisers.
Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting, and reports provided by JDL throughout the year. The Broadridge reports prepared for the Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used to select the peer funds in the Performance Universe.
Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5- and 10-year or since inception periods, as applicable, ended December 31, 2024.
The Performance Universe for the Fund consisted of the Fund and all retail and institutional flexible portfolio funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the
1-, 5-, and 10-year periods was in the second quartile of its Performance Universe and for the 3-year period was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its benchmark index for the periods under review and any actions that DMC has taken to address performance concerns.
Comparative expenses. The Board received and considered expense data for the Fund. DMC provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Broadridge total expenses (reflecting any applicable fee waivers and/or expense reimbursements), for comparative consistency, were shown by Broadridge for Institutional Class shares. The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Universe”). The Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Universe and all other similar funds with an institutional share class (i.e., funds without 12b-1 fees and non-12b-1 service fees) with assets equal to or greater than $100 million, excluding outliers. In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Universe were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers and/or expense reimbursements, with the Fund’s Expense Universe.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
The expense comparisons for the Fund showed that its actual management fee was equal to the median of its Expense Universe and its actual total expenses were slightly below its Expense Universe average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
The Board noted that DMC, and not the Fund, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Fund.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board noted that, as of March 31, 2025, the Fund’s net assets exceeded its first breakpoint level and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to

Other Fund information (Unaudited)
Nomura Wealth Builder Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 12-14, 2025 (continued)
certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.
The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Advisers. Given the affiliation between DMC and the Affiliated Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations. These potentially include procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex. The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the representations of DMC and Nomura, the Board did not find that any ancillary benefits received, or likely to be received in the near future, by DMC and its affiliates, including the Affiliated Sub-Advisers, were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Nomura Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Nomura Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Nomura Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT.
(5084532)
AR-129-0126
This page is not part of the financial statements and other information.

US equity mutual fund
Nomura Small Cap Core Fund
(formerly, Macquarie Small Cap Core Fund)
Financial statements and other information
For the year ended November 30, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at nomuraassetmanagement.com/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at nomuraassetmanagement.com/proxy; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Nomura Small Cap Core Fund	November 30, 2025
	Number of shares	Value (US $)
Common Stocks — 99.03%♣
Communication Services — 1.62%
IMAX †	2,345,098	$ 87,003,136
Yelp †	643,995	18,617,895
		105,621,031
Consumer Discretionary — 10.37%
Brinker International †	304,158	46,776,459
KB Home	586,610	37,736,621
Kontoor Brands	862,924	64,158,400
La-Z-Boy	748,907	29,147,461
Life Time Group Holdings †	2,006,797	56,029,772
Malibu Boats Class A †	757,860	21,515,645
Modine Manufacturing †	566,331	91,819,245
OneSpaWorld Holdings	1,946,116	39,739,689
Sonic Automotive Class A	605,835	38,185,780
Steven Madden	1,164,752	48,663,339
Taylor Morrison Home †	946,025	59,306,307
Urban Outfitters †	1,094,428	81,064,282
Warby Parker Class A †	1,581,172	31,323,017
YETI Holdings †	721,913	29,944,951
		675,410,968
Consumer Staples — 1.25%
Chefs' Warehouse †	739,375	45,338,475
J & J Snack Foods	388,686	35,895,152
		81,233,627
Energy — 3.78%
Gulfport Energy †	120,816	26,880,352
International Seaways	679,579	35,997,300
Liberty Energy	1,137,262	20,220,518
Magnolia Oil & Gas Class A	2,623,660	60,711,492
Northern Oil & Gas	822,237	18,409,887
Patterson-UTI Energy	6,343,916	36,858,152
SM Energy	2,475,203	47,152,617
		246,230,318
Financials — 18.57%
Associated Banc-Corp	3,173,300	83,426,057
Baldwin Insurance Group †	1,621,394	46,225,943
City Holding	261,299	31,698,182
CNO Financial Group	1,751,330	71,681,937
Columbia Banking System	470,986	13,055,732
Enterprise Financial Services	920,524	50,269,816
    1

Schedule of investments
Nomura Small Cap Core Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials (continued)
Essent Group	1,160,604	$ 72,839,507
First Bancorp	937,324	47,812,897
First Financial Bancorp	2,093,462	52,085,335
First Interstate BancSystem Class A	1,663,611	54,632,985
Hamilton Lane Class A	239,173	29,641,906
Independent Bank	899,149	64,783,685
NMI Holdings †	1,564,097	59,670,300
Old National Bancorp	4,102,351	89,144,087
Perella Weinberg Partners	806,638	14,729,210
PJT Partners Class A	121,608	20,431,360
Renasant	1,774,419	62,885,409
Selective Insurance Group	654,929	51,451,222
SouthState Bank	650,187	58,198,238
United Community Banks	1,689,935	51,644,414
Valley National Bancorp	4,574,443	51,782,695
WesBanco	1,942,969	62,699,610
WSFS Financial	1,236,110	68,987,299
		1,209,777,826
Healthcare — 20.27%
Agios Pharmaceuticals †	1,456,111	42,518,441
Amicus Therapeutics †	4,434,552	44,035,101
Ardelyx †	7,970,173	46,227,003
Artivion †	1,927,136	89,920,166
AtriCure †	1,748,355	63,150,583
Axsome Therapeutics †	603,234	91,389,951
Blueprint Medicines =, †	683,719	0
Bridgebio Pharma †	1,431,458	103,079,291
Glaukos †	401,072	42,629,943
Halozyme Therapeutics †	769,771	54,961,649
HealthEquity †	363,622	38,245,762
Hims & Hers Health †	201,741	8,021,222
Hinge Health Class A †	232,911	11,391,677
Insmed †	313,103	65,053,410
Lantheus Holdings †	679,543	40,004,696
Ligand Pharmaceuticals †	541,497	110,021,360
Merit Medical Systems †	737,189	63,833,196
NeoGenomics †	3,365,592	40,723,663
OmniAb 12.5 =, †	221,566	0
OmniAb 15 =, †	221,566	0
Omnicell †	832,594	30,398,007
Prestige Consumer Healthcare †	969,910	57,758,141
2

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare (continued)
Supernus Pharmaceuticals †	1,817,545	$ 82,861,877
TransMedics Group †	564,782	82,633,254
Travere Therapeutics †	3,153,195	111,654,635
		1,320,513,028
Industrials — 18.39%
ABM Industries	1,230,504	52,911,672
AeroVironment †	23,751	6,637,455
Alamo Group	186,830	29,961,927
Applied Industrial Technologies	130,133	33,681,023
ArcBest	225,455	14,467,447
Arcosa	647,239	68,956,843
Boise Cascade	411,081	31,340,815
Casella Waste Systems Class A †	732,003	70,557,769
Construction Partners Class A †	866,957	94,498,313
ESCO Technologies	379,579	80,816,165
ExlService Holdings †	1,354,659	53,820,602
Federal Signal	970,958	110,689,212
First Advantage †	1,388,328	19,269,993
FTAI Aviation	309,742	53,659,704
Herc Holdings	210,375	28,247,051
Hub Group Class A	667,599	25,749,293
Kadant	208,096	57,875,660
Kratos Defense & Security Solutions †	216,506	16,476,107
Montrose Environmental Group †	1,354,711	34,748,337
MYR Group †	348,433	78,160,491
NuScale Power †	169,476	3,389,520
SPX Technologies †	238,275	51,238,656
Tecnoglass	867,022	43,160,355
VSE	53,272	9,599,082
Werner Enterprises	582,479	14,888,163
Worthington Enterprises	638,608	35,034,035
Zurn Elkay Water Solutions	1,633,480	77,916,996
		1,197,752,686
Information Technology — 12.39%
ASGN †	969,380	43,631,794
Box Class A †	1,114,396	32,919,258
Calix †	119,298	6,593,600
Clearwater Analytics Holdings Class A †	1,264,134	27,886,796
Credo Technology Group Holding †	444,535	78,949,416
D-Wave Quantum †	677,087	15,349,562
    3

Schedule of investments
Nomura Small Cap Core Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Fabrinet †	56,549	$ 25,979,176
IonQ †	570,052	28,103,564
MARA Holdings †	936,594	11,061,175
Plexus †	59,710	8,535,544
Progress Software †	616,458	25,527,526
Q2 Holdings †	1,093,130	78,847,467
Rigetti Computing †	655,226	16,754,129
Riot Platforms †	582,374	9,393,693
Rubrik Class A †	169,099	11,721,943
Semtech †	1,818,413	134,853,508
Silicon Laboratories †	583,190	74,403,380
SPS Commerce †	449,095	37,418,595
TTM Technologies †	399,939	28,067,719
Varonis Systems †	1,744,626	57,694,782
Workiva †	573,719	53,103,431
		806,796,058
Materials — 2.65%
Kaiser Aluminum	720,823	69,235,049
Minerals Technologies	1,146,488	67,241,521
Quaker Chemical	263,391	36,308,450
		172,785,020
Real Estate — 6.87%
Cushman & Wakefield †	4,443,245	74,424,354
DiamondRock Hospitality	4,474,026	40,758,377
Essential Properties Realty Trust	1,477,515	46,778,125
Four Corners Property Trust	1,508,730	36,269,869
Independence Realty Trust	3,292,653	56,468,999
Kite Realty Group Trust	2,998,935	69,395,356
LXP Industrial Trust	856,581	41,544,178
Phillips Edison & Co.	938,146	33,304,183
Terreno Realty	777,658	48,829,146
		447,772,587
Utilities — 2.87%
Black Hills	863,396	63,709,991
Northwestern Energy Group	894,980	61,834,168
Oklo †	119,745	10,942,298
4

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Utilities (continued)
Spire	572,766	$ 50,781,434
		187,267,891
Total Common Stocks (cost $4,509,459,329)		6,451,161,040

Short-Term Investments — 1.11%
Money Market Mutual Funds — 1.11%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.88%)	18,008,420	18,008,420
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.86%)	18,008,420	18,008,420
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.91%)	18,008,420	18,008,420
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.90%)	18,008,419	18,008,419
Total Short-Term Investments (cost $72,033,679)		72,033,679
Total Value of Securities—100.14% (cost $4,581,493,008)		6,523,194,719

Liabilities Net of Receivables and Other Assets—(0.14%)		(9,083,989)
Net Assets Applicable to 205,526,940 Shares Outstanding—100.00%		$6,514,110,730
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    5

Statement of assets and liabilities
Nomura Small Cap Core Fund	November 30, 2025
Assets:
Investments, at value*	$6,523,194,719
Receivable for fund shares sold	6,124,134
Dividends receivable	2,430,591
Prepaid expenses	104,783
Other assets	52,780
Total Assets	6,531,907,007
Liabilities:
Payable for fund shares redeemed	10,783,884
Investment management fees payable to affiliates	3,300,408
Payable for securities purchased	1,425,281
Sub-transfer agent fees and expenses payable	1,371,967
Other accrued expenses	818,080
Distribution fees payable to affiliates	96,657
Total Liabilities	17,796,277
Total Net Assets	$6,514,110,730

Net Assets Consist of:
Paid-in capital	$4,415,677,868
Total distributable earnings (loss)	2,098,432,862
Total Net Assets	$6,514,110,730
6

Net Asset Value

Class A:
Net assets	$262,889,273
Shares of beneficial interest outstanding, unlimited authorization, no par	8,545,136
Net asset value per share	$30.76
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$32.64

Class C:
Net assets	$44,366,293
Shares of beneficial interest outstanding, unlimited authorization, no par	1,746,980
Net asset value per share	$25.40

Class R:
Net assets	$20,727,421
Shares of beneficial interest outstanding, unlimited authorization, no par	709,466
Net asset value per share	$29.22

Institutional Class:
Net assets	$4,792,284,309
Shares of beneficial interest outstanding, unlimited authorization, no par	150,763,684
Net asset value per share	$31.79

Class R6:
Net assets	$1,393,843,434
Shares of beneficial interest outstanding, unlimited authorization, no par	43,761,674
Net asset value per share	$31.85
*Investments, at cost	$4,581,493,008
See accompanying notes, which are an integral part of the financial statements.
    7

Statement of operations
Nomura Small Cap Core Fund	Year ended November 30, 2025
Investment Income:
Dividends	$89,574,986
Dividends from affiliated investments	233,909
89,808,895

Expenses:
Management fees	44,025,690
Distribution expenses — Class A	666,379
Distribution expenses — Class C	512,881
Distribution expenses — Class R	110,131
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	6,884,646
Accounting and administration expenses	982,123
Reports and statements to shareholders expenses	746,267
Legal fees	469,120
Trustees’ fees	358,801
Registration fees	231,575
Custodian fees	83,940
Audit and tax fees	40,946
Other	217,019
55,329,518
Less expenses paid indirectly	(38,565)
Total operating expenses	55,290,953
Net Investment Income (Loss)	34,517,942

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	347,559,188
Affiliated investments	(26,221,043)
Net realized gain (loss)	321,338,145

Net change in unrealized appreciation (depreciation) on:
Investments	(690,460,969)
Affiliated investments	(36,625,128)
Net change in unrealized appreciation (depreciation)	(727,086,097)
Net Realized and Unrealized Gain (Loss)	(405,747,952)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(371,230,010)
See accompanying notes, which are an integral part of the financial statements.
8

Statements of changes in net assets
Nomura Small Cap Core Fund
	Year ended
	11/30/25	11/30/24
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$34,517,942	$33,754,029
Net realized gain (loss)	321,338,145	21,009,102
Net increase from payment by affiliates	—	5,551[1]
Net change in unrealized appreciation (depreciation)	(727,086,097)	2,080,828,030
Net increase (decrease) in net assets resulting from operations	(371,230,010)	2,135,596,712

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,896,402)	(9,431,868)
Class C	(443,997)	(2,842,258)
Class R	(183,211)	(901,880)
Institutional Class	(64,747,832)	(189,750,332)
Class R6	(20,120,548)	(61,006,607)
	(88,391,990)	(263,932,945)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	59,360,705	65,756,065
Class C	2,952,320	6,255,655
Class R	2,811,875	3,816,618
Institutional Class	1,129,360,787	1,484,012,274
Class R6	223,805,806	228,008,769

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,624,586	8,678,944
Class C	436,089	2,797,805
Class R	183,181	901,802
Institutional Class	48,805,137	155,651,188
Class R6	18,419,897	55,892,453
	1,488,760,383	2,011,771,573
    9

Statements of changes in net assets
Nomura Small Cap Core Fund
	Year ended
	11/30/25	11/30/24
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(97,810,219)	$(83,250,001)
Class C	(22,614,617)	(29,711,438)
Class R	(7,178,167)	(10,359,541)
Institutional Class	(2,128,654,987)	(1,914,546,264)
Class R6	(474,863,136)	(497,899,357)
	(2,731,121,126)	(2,535,766,601)
Decrease in net assets derived from capital share transactions	(1,242,360,743)	(523,995,028)
Net Increase (Decrease) in Net Assets	(1,701,982,743)	1,347,668,739

Net Assets:
Beginning of year	8,216,093,473	6,868,424,734
End of year	$6,514,110,730	$8,216,093,473
[1]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
10

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Financial highlights
Nomura Small Cap Core Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[3]	During the year ended November 30, 2023, DMC reimbursed the Fund $24,946 for loss related to a trade error. Payment by affiliates is less than $0.005 per share and 0.005% on total return.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
12

Year ended
11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
$32.35	$25.23	$27.21	$31.14	$24.79

0.07	0.05	0.08	0.05	(0.02)
(1.37)	8.01	(1.16)	(2.05)	6.56
—	—[2]	—[3]	—	—
(1.30)	8.06	(1.08)	(2.00)	6.54

(0.12)	(0.10)	(0.06)	—	—
(0.17)	(0.84)	(0.84)	(1.93)	(0.19)
(0.29)	(0.94)	(0.90)	(1.93)	(0.19)

$30.76	$32.35	$25.23	$27.21	$31.14

(4.00%)	32.74%[2]	(3.86%)[3]	(6.87%)	26.50%

$262,889	$316,921	$254,990	$295,128	$312,223
1.04%	1.06%	1.09%	1.05%	1.06%
1.04%	1.06%	1.09%	1.05%	1.06%
0.24%	0.20%	0.30%	0.20%	(0.06%)
0.24%	0.20%	0.30%	0.20%	(0.06%)
26%	23%	26%	23%	24%
13

Financial highlights
Nomura Small Cap Core Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of operations due to class specific expenses.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	During the year ended November 30, 2023, DMC reimbursed the Fund $24,946 for loss related to a trade error. Payment by affiliates is less than $0.005 per share and 0.005% on total return.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
14

Year ended
11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
$26.83	$21.14	$23.05	$26.86	$21.57

(0.12)[2]	(0.13)	(0.10)	(0.13)	(0.21)
(1.14)	6.66	(0.97)	(1.75)	5.69
—	—[3]	—[4]	—	—
(1.26)	6.53	(1.07)	(1.88)	5.48

(0.17)	(0.84)	(0.84)	(1.93)	(0.19)
(0.17)	(0.84)	(0.84)	(1.93)	(0.19)

$25.40	$26.83	$21.14	$23.05	$26.86

(4.69%)	31.71%[3]	(4.57%)[4]	(7.57%)	25.54%

$44,366	$68,394	$72,867	$100,445	$132,294
1.79%	1.81%	1.84%	1.80%	1.81%
1.79%	1.81%	1.84%	1.80%	1.81%
(0.50%)	(0.56%)	(0.45%)	(0.55%)	(0.81%)
(0.50%)	(0.56%)	(0.45%)	(0.55%)	(0.81%)
26%	23%	26%	23%	24%
15

Financial highlights
Nomura Small Cap Core Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $(0.005) per share.
[3]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of operations due to class specific expenses.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	During the year ended November 30, 2023, DMC reimbursed the Fund $24,946 for loss related to a trade error. Payment by affiliates is less than $0.005 per share and 0.005% on total return.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
16

Year ended
11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
$30.73	$24.01	$25.93	$29.84	$23.82

—[2,3]	(0.01)	0.01	(0.01)	(0.09)
(1.30)	7.61	(1.09)	(1.97)	6.30
—	—[4]	—[5]	—	—
(1.30)	7.60	(1.08)	(1.98)	6.21

(0.04)	(0.04)	—	—	—
(0.17)	(0.84)	(0.84)	(1.93)	(0.19)
(0.21)	(0.88)	(0.84)	(1.93)	(0.19)

$29.22	$30.73	$24.01	$25.93	$29.84

(4.23%)	32.41%[4]	(4.09%)[5]	(7.12%)	26.19%

$20,728	$26,477	$25,703	$34,289	$44,366
1.29%	1.31%	1.34%	1.30%	1.31%
1.29%	1.31%	1.34%	1.30%	1.31%
(0.01%)	(0.05%)	0.05%	(0.05%)	(0.31%)
(0.01%)	(0.05%)	0.05%	(0.05%)	(0.31%)
26%	23%	26%	23%	24%
17

Financial highlights
Nomura Small Cap Core Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[3]	During the year ended November 30, 2023, DMC reimbursed the Fund $24,946 for loss related to a trade error. Payment by affiliates is less than $0.005 per share and 0.005% on total return.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
18

Year ended
11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
$33.40	$26.02	$28.02	$32.00	$25.46

0.15	0.13	0.14	0.13	0.06
(1.41)	8.25	(1.17)	(2.12)	6.72
—	—[2]	—[3]	—	—
(1.26)	8.38	(1.03)	(1.99)	6.78

(0.18)	(0.16)	(0.13)	(0.06)	(0.05)
(0.17)	(0.84)	(0.84)	(1.93)	(0.19)
(0.35)	(1.00)	(0.97)	(1.99)	(0.24)

$31.79	$33.40	$26.02	$28.02	$32.00

(3.76%)	33.06%[2]	(3.59%)[3]	(6.65%)	26.80%

$4,792,284	$6,078,311	$4,976,768	$5,455,486	$5,743,601
0.79%	0.81%	0.84%	0.80%	0.81%
0.79%	0.81%	0.84%	0.80%	0.81%
0.49%	0.45%	0.55%	0.45%	0.19%
0.49%	0.45%	0.55%	0.45%	0.19%
26%	23%	26%	23%	24%
19

Financial highlights
Nomura Small Cap Core Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[3]	During the year ended November 30, 2023, DMC reimbursed the Fund $24,946 for loss related to a trade error. Payment by affiliates is less than $0.005 per share and 0.005% on total return.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
20

Year ended
11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
$33.46	$26.07	$28.08	$32.06	$25.51

0.18	0.16	0.17	0.16	0.10
(1.40)	8.27	(1.18)	(2.11)	6.72
—	—[2]	—[3]	—	—
(1.22)	8.43	(1.01)	(1.95)	6.82

(0.22)	(0.20)	(0.16)	(0.10)	(0.08)
(0.17)	(0.84)	(0.84)	(1.93)	(0.19)
(0.39)	(1.04)	(1.00)	(2.03)	(0.27)

$31.85	$33.46	$26.07	$28.08	$32.06

(3.65%)	33.22%[2]	(3.49%)[3]	(6.52%)	26.92%

$1,393,844	$1,725,990	$1,538,097	$1,386,235	$1,325,213
0.69%	0.68%	0.72%	0.69%	0.69%
0.69%	0.68%	0.72%	0.69%	0.69%
0.60%	0.58%	0.67%	0.57%	0.31%
0.60%	0.58%	0.67%	0.57%	0.31%
26%	23%	26%	23%	24%
21

Notes to financial statements
Nomura Small Cap Core Fund	November 30, 2025
Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Nomura Small Cap Core Fund (formerly, Macquarie Small Cap Core Fund through November 30, 2025), Nomura Small Cap Value Fund (formerly, Macquarie Small Cap Value Fund through November 30, 2025), and Nomura Wealth Builder Fund (formerly, Macquarie Wealth Builder Fund through November 30, 2025). These financial statements and the related notes pertain to Nomura Small Cap Core Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as part of its duties as the Fund's valuation designee (Valuation Designee) to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist
22

with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended November 30, 2025, and for all open tax years (years ended November 30, 2022–November 30, 2024), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties“ on the “Statement of operations.” During the year ended November 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Nomura Funds (formerly, Macquarie Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the
    23

Notes to financial statements
Nomura Small Cap Core Fund
1. Significant Accounting Policies (continued)
securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from any investment companies (Underlying Funds), in which the Fund invests are recorded on the ex-dividend date. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. The Fund's Chief Executive Officer and Chief Financial Officer act as the Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund's financial statements. Adoption of the new standard impacted the Fund's financial statements note disclosures only, and did not affect the Fund's financial position or the results of its operations.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended November 30, 2025, the Fund earned $36,572 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended November 30, 2025, the Fund earned $1,993 under this arrangement.
24

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, 0.60% on the next $5.5 billion, and 0.575% on average daily net assets in excess of $8 billion. Prior to December 1, 2025, NIMBT was named Macquarie Investment Management Business Trust (MIMBT).
Prior to December 1, 2025, DMC entered into a Sub-Advisory Agreement on behalf of the Fund with Macquarie Investment Management Global Limited, which was an affiliate of DMC (Affiliated Sub-Advisor). Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Fund.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Nomura Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Nomura Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended November 30, 2025, the Fund paid $322,551 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Nomura Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Nomura Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the year ended November 30, 2025, the Fund paid $478,233 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
    25

Notes to financial statements
Nomura Small Cap Core Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the year ended November 30, 2025, the Fund paid $136,441 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the year ended November 30, 2025, DDLP earned $4,625 for commissions on sales of the Fund’s Class A shares. For the year ended November 30, 2025, DDLP received gross CDSC commissions of $1,312 and $3,889 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
During the year ended November 30, 2024 DMC reimbursed the Fund $5,551 for commissions related to a trade error. The amount is included in “Net increase from payment by affiliates” in the "Statements of changes in net assets." Payment by affiliates had no impact on total return.
As of December 1, 2025 (Closing Date), Nomura Holding America Inc. completed the acquisition of Macquarie Asset Management's US and European public investments business. The closing of this transaction resulted in the automatic termination of the Fund's investment advisory agreement with DMC, and any sub-advisory agreement, as applicable. At a special shareholder meeting held on September 10, 2025, Fund shareholders approved a new investment advisory agreement for the Fund. On the Closing Date, the new investment advisory agreement, any applicable sub-advisory agreement, and the Fund's name change to Nomura Small Cap Core Fund went effective.
An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where
26

an investment adviser or subadviser to the Fund is deemed to exercise, directly or indirectly, a certain level of control over the company. A summary of the transactions in affiliated companies during the year ended November 30, 2025 was as follows:
	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated investments	Net change in unrealized appreciation (depreciation) on affiliated investments*
Common Stocks—1.38%
Artivion	$66,639,393	$3,096,879	$(16,635,726)	$5,981,375	$30,838,245
Columbus McKinnon	64,698,686	1,120,252	(25,046,600)	(32,202,418)	(8,569,920)
Total	$131,338,079	$4,217,131	$(41,682,326)	$(26,221,043)	$22,268,325
	Value, end of period	Shares	Dividends
Common Stocks—1.38%
Artivion	$89,920,166**	1,927,136	$—
Columbus McKinnon	—	—	233,909
Total	$89,920,166		$233,909
*	Does not tie to Net change in unrealized appreciation (depreciation) on Investment in affiliates on the Statement of operations as a result of previously affiliated securities moving to unaffiliated.
**	Issuer was not an affiliated investment of the Fund at November 30, 2025. This value is not included in the Statement of assets and liabilities balance as it is not affiliated as of November 30, 2025.
3. Investments
For the year ended November 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Purchases	$1,824,665,656
Sales	3,144,465,672
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At November 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
Cost of investments	$4,691,496,018
Aggregate unrealized appreciation of investments	$2,040,080,802
Aggregate unrealized depreciation of investments	(208,382,101)
Net unrealized appreciation of investments	$1,831,698,701
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date
    27

Notes to financial statements
Nomura Small Cap Core Fund
3. Investments (continued)
under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of November 30, 2025:
	Level 1	Level 3	Total
Securities
Assets:
Common Stocks
Communication Services	$105,621,031	$—	$105,621,031
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	Level 1	Level 3	Total
Consumer Discretionary	$675,410,968	$—	$675,410,968
Consumer Staples	81,233,627	—	81,233,627
Energy	246,230,318	—	246,230,318
Financials	1,209,777,826	—	1,209,777,826
Healthcare	1,320,513,028	—[1]	1,320,513,028
Industrials	1,197,752,686	—	1,197,752,686
Information Technology	806,796,058	—	806,796,058
Materials	172,785,020	—	172,785,020
Real Estate	447,772,587	—	447,772,587
Utilities	187,267,891	—	187,267,891
Short-Term Investments	72,033,679	—	72,033,679
Total Value of Securities	$6,523,194,719	$—	$6,523,194,719

[1]The security that has been valued at zero on the “Schedule of investments” is considered to be a Level 3 investment in this table.
During the year ended November 30, 2025, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the year. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended November 30, 2025 and 2024 were as follows:
	Year ended
	11/30/25	11/30/24
Ordinary income	$41,590,482	$47,333,358
Long-term capital gains	46,801,508	216,599,587
Total	$88,391,990	$263,932,945
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Notes to financial statements
Nomura Small Cap Core Fund
5. Components of Net Assets on a Tax Basis
As of November 30, 2025, the components of net assets on a tax basis were as follows:
Paid-in capital	$4,415,677,868
Undistributed ordinary income	25,325,260
Undistributed long-term capital gains	241,408,901
Unrealized appreciation (depreciation) of investments	1,831,698,701
Net assets	$6,514,110,730
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax recognition of unrealized gain on passive foreign investment companies.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the tax treatment of earnings and profits distributed to shareholders on redemption of shares. Results of operations and net assets were not affected by these reclassifications. For the year ended November 30, 2025, the adjustments were to decrease total distributable earnings (loss) and increase paid-in capital by $76,123,025.
6. Capital Shares
Transactions in capital shares were as follows:
	Year ended
	11/30/25	11/30/24
Shares sold:
Class A	2,055,968	2,382,841
Class C	122,189	271,854
Class R	102,722	146,119
Institutional Class	38,899,848	52,318,979
Class R6	7,532,000	7,976,473

Shares issued upon reinvestment of dividends and distributions:
Class A	84,664	326,153
Class C	16,923	125,857
Class R	6,207	35,602
Institutional Class	1,527,547	5,680,700
Class R6	575,982	2,038,383
	50,924,050	71,302,961
30

	Year ended
	11/30/25	11/30/24

Shares redeemed:
Class A	(3,391,403)	(3,017,875)
Class C	(940,959)	(1,296,004)
Class R	(261,140)	(390,509)
Institutional Class	(71,669,467)	(67,290,724)
Class R6	(15,925,537)	(17,437,393)
	(92,188,506)	(89,432,505)
Net decrease	(41,264,456)	(18,129,544)
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table above and on the “Statements of changes in net assets.” For the years ended November 30, 2025 and 2024, the Fund had the following exchange transactions:
	Exchange Redemptions				Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class R6 Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Year ended
11/30/25	5,934	18,873	23,485	2,988	891	10,924	35,563	$1,392,302
11/30/24	167,987	9,023	213,454	12,834	8,883	152,871	234,756	11,492,548
7. Line of Credit
The Fund, along with certain other funds in the Nomura Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 27, 2025. This Agreement was extended to October 26, 2026.
The Fund had no amounts outstanding as of November 30, 2025, or at any time during the year then ended.
8. Securities Lending
The Fund, along with other funds in the Nomura Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required
    31

Notes to financial statements
Nomura Small Cap Core Fund
8. Securities Lending (continued)
percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
32

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the year ended November 30, 2025, the Fund had no securities out on loan.
9. Credit and Market Risks
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.
The Fund is subject to the risk that the securities it holds will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates. The Fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the year ended November 30, 2025. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest in securities of issuers in a particular industry or sector whose value may decline because of changing expectations for the performance of that industry or sector.
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2025, there were no Rule 144A securities held by the Fund.
    33

Notes to financial statements
Nomura Small Cap Core Fund
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
12. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to November 30, 2025, that would require recognition or disclosure in the Fund’s financial statements.
34

Report of independent registered public accounting firm
To the Shareholders of Nomura Small Cap Core Fund and Board of Trustees of Delaware Group® Equity Funds V
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Nomura Small Cap Core Fund (formerly Macquarie Small Cap Core Fund, the “Fund”), a series of Delaware Group Equity Funds V, as of November 30, 2025, the related statement of operations, statement of changes in net assets, and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations, changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial statements and financial highlights for the years ended November 30, 2024, and prior, were audited by other auditors whose report dated January 28, 2025, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Delaware Management Company since 2025.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
January 26, 2026
    35

Other Fund information (Unaudited)
Nomura Small Cap Core Fund
Tax Information
The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended November 30, 2025, the Fund reports distributions paid during the year as follows:
(A) Ordinary Income Distributions (Tax Basis)*	47.05%
(B) Long-Term Capital Gain Distributions (Tax Basis)	52.95%
Total Distributions (Tax Basis)	100.00%
(C) Qualified Dividends[1]	100.00%

(A) and (B) are based on a percentage of the Fund's total distributions.
(C) is based on the Fund's ordinary income distributions.
1Qualified dividends represent dividends which qualify for the corporate dividends received deduction.
*For the fiscal year ended November 30, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%. The percentage of dividends paid by the Fund from ordinary income reported as qualified income is 100.00%. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV, as applicable.
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Change in Independent Registered Public Accounting Firm
At a meeting held on September 9, 2025, the Board of Trustees (Board), upon recommendation of the Audit Committee, dismissed PricewaterhouseCoopers LLP (PwC) and approved the appointment of Cohen & Company, Ltd. (Cohen & Co) to serve as the independent registered public accounting firm for Nomura Small Cap Core Fund (formerly, Macquarie Small Cap Core Fund) (the "Fund") for the fiscal year ending November 30, 2025.
PwC’s reports on the financial statements for the fiscal years ended November 30, 2023 and November 30, 2024 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.
In addition, during the fiscal years ended November 30, 2023 and November 30, 2024 and during the subsequent interim period through September 9, 2025, (i) there were no disagreements between the Fund and PwC on accounting principles, financial statement disclosures or audit scope, which, if not resolved to the satisfaction of PwC, would have caused
36

them to make reference to the disagreement in their reports; and (ii) there were no reportable events described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. During the fiscal years ended November 30, 2023 and November 30, 2024 and during the subsequent interim period through September 9, 2025, neither the Board nor anyone on its behalf has consulted with Cohen & Co at any time prior to their selection with respect to (i) the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304.
The Fund has provided PwC with a copy of this Form N-CSR and requested that PwC furnish the Fund with a letter stating whether or not it agrees with the statements made herein. A copy of PwC’s letter, dated February 6, 2026, is attached as Exhibit 99 to this N-CSR.
Proxy Disclosures for Open-End Management Investment Companies
Proxy Results
At a special shareholder meeting held on September 10, 2025, Nomura Small Cap Core Fund shareholders approved a new investment advisory agreement. The results of the voting at the meeting were as follows:
For	Against	Abstain
127,504,269	698,574	623,393
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 12-14, 2025
Nomura Holding America Inc. completed its acquisition of the equity interests of Macquarie Group Limited’s U.S. and European public investments business effective December 1, 2025 (the “Closing Date”), which included Delaware Management Company (“DMC”), the Fund complex’s investment adviser. Prior to the Closing Date, the Funds’ Board of Trustees (the “Board”) and the Funds’ shareholders approved a new investment advisory agreement with DMC. This new agreement supersedes the Funds’ prior investment advisory agreement with DMC that automatically terminated on the Closing Date. In addition, the Board of Trustees also approved new sub-advisory agreements for certain Funds. The reapproval described below relates to the continuation of DMC’s prior investment advisory agreement and of the Funds’ prior sub-advisor agreements, as applicable, from September 2025 until the Closing Date. Information
    37

Other Fund information (Unaudited)
Nomura Small Cap Core Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 12-14, 2025 (continued)
about the Board of Trustees’ consideration of the new investment advisory agreement with DMC is available in the Funds’ proxy statement dated July 9, 2025.
At a meeting held  on August 12-14, 2025 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Macquarie Small Cap Core Fund (the “Fund”) Investment Management Agreement with Delaware Management Company (“DMC”) and the Sub-Advisory Agreement with Macquarie Investment Management Global Limited (“MIMGL” or the “Affiliated Sub-Adviser”).
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2025, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreement. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreement, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreement, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreement, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
38

After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreement for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Fund by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including the Fund’s portfolio managers. The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Fund’s portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals.
The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and individuals, and enhancements to existing processes and testing as discussed further below). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd., the parent company of DMC, regarding its U.S. mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex.  Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the preparation of the Fund’s prospectus, summary prospectus, statement of additional information, shareholder reports, and other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the proposed acquisition by Nomura Holding America, Inc. (“Nomura”) of the US and European public investments business of Macquarie Asset Management, including DMC (the “MAM Business”). The Board considered information from DMC and Nomura regarding the transaction, as well as the approvals made by the Board, at a special board meeting held on June 18, 2025 that, among other things, authorized management to seek shareholder approval of the new advisory agreements for the Fund complex with DMC that if approved by shareholders, would become effective upon the closing of the transaction. The Board noted the anticipated benefits to shareholders of the change in ownership of the MAM Business, including the resources available to DMC when it becomes part of Nomura’s global asset management business.
The Board received and considered various information with respect to the services provided by the Affiliated Sub-Adviser under the Sub-Advisory Agreement and the credentials and experience
    39

Other Fund information (Unaudited)
Nomura Small Cap Core Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 12-14, 2025 (continued)
of the officers and employees of the Affiliated Sub-Adviser who provide these services. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Adviser and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Adviser with respect to certain asset classes and/or investment styles. The Board noted the changes that would occur with respect to the Affiliated Sub-Adviser following the closing of the Transaction, including whether and how such sub-adviser would continue to provide investment services to the Fund.  The Board took into account that the Sub-Advisory Agreement may benefit the Fund and its shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Adviser in managing the Fund.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
Based on this information, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided until the closing of the transaction) to the Fund by DMC and the Affiliated Sub-Adviser.
Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting, and reports provided by JDL throughout the year. The Broadridge reports prepared for the Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5- and 10-year or since inception periods, as applicable, ended December 31, 2024.
The Performance Universe consists of the Fund and all retail and institutional small-cap core funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 3- year periods was in the third quartile of its Performance Universe and for the 5- and 10-year periods was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was below the median of its Performance Universe and for the 5- and 10-year periods was above the median of its Performance Universe.
40

The Board also noted that the Fund outperformed its benchmark index for the 3-, 5-, and 10-year periods and underperformed its benchmark index for the 1-year period.
Comparative expenses. The Board received and considered expense data for the Fund.  DMC provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Broadridge total expenses (reflecting any applicable fee waivers and/or expense reimbursements), for comparative consistency, were shown by Broadridge for Institutional Class shares. The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Universe”). The Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Universe and all other similar funds with an institutional share class (i.e., funds without 12b-1 fees and non-12b-1 service fees) with assets equal to or greater than $100 million, excluding outliers. In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Universe were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers and/or expense reimbursements, with the Fund’s Expense Universe.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Universe average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
The Board noted that DMC, and not the Fund, pays the sub-advisory fees to the Affiliated Sub-Adviser and, accordingly, that the retention of the Affiliated Sub-Adviser does not increase the fees and expenses incurred by the Fund.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board noted that, as of March 31, 2025, the Fund’s net assets exceeded its third breakpoint level and that breakpoints result in a lower advisory fee than
    41

Other Fund information (Unaudited)
Nomura Small Cap Core Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 12-14, 2025 (continued)
would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.
The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Adviser for sub-advisory services.  In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Adviser. Given the affiliation between DMC and the Affiliated Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations. These potentially include procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex.  The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.
42

Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the representations of DMC and Nomura, the Board did not find that any ancillary benefits received, or likely to be received in the near future, by DMC and its affiliates, including the Affiliated Sub-Adviser, were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Adviser’s Sub-Advisory Agreement for an additional one-year period.
    43

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Nomura Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Nomura Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Nomura Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT.
(5086291)
AR-480-0126
This page is not part of the financial statements and other information.

US equity mutual fund
Nomura Small Cap Value Fund
(formerly, Macquarie Small Cap Value Fund)
Financial statements and other information
For the year ended November 30, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at nomuraassetmanagement.com/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at nomuraassetmanagement.com/proxy; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Nomura Small Cap Value Fund	November 30, 2025
	Number of shares	Value (US $)
Common Stocks — 98.26%♣
Consumer Discretionary — 9.69%
Academy Sports & Outdoors	529,800	$ 25,562,850
Acushnet Holdings	370,797	31,184,028
Boyd Gaming	403,874	33,642,704
Choice Hotels International	155,459	14,187,188
Columbia Sportswear	171,543	9,213,575
Group 1 Automotive	114,021	45,726,982
KB Home	545,971	35,122,315
M/I Homes †	216,138	29,738,427
Meritage Homes	530,805	38,791,229
Patrick Industries	282,538	30,576,262
Steven Madden	917,242	38,322,371
Texas Roadhouse	128,793	22,570,973
		354,638,904
Consumer Staples — 1.21%
J & J Snack Foods	153,293	14,156,608
Performance Food Group †	311,652	30,252,060
		44,408,668
Energy — 6.26%
Gulfport Energy †	208,745	46,443,675
International Seaways	627,492	33,238,251
Kinetik Holdings	827,655	28,703,076
Kodiak Gas Services	951,119	33,479,389
Liberty Energy	726,018	12,908,600
Magnolia Oil & Gas Class A	1,332,090	30,824,563
Matador Resources	655,048	27,774,035
Noble	512,555	15,694,434
		229,066,023
Financials — 30.22%
Amalgamated Financial	584,754	17,162,530
Assurant	187,899	42,871,036
Axis Capital Holdings	694,982	71,054,960
Bank of NT Butterfield & Son	862,239	40,042,379
Bread Financial Holdings	501,058	33,936,658
Cadence Bank	1,171,234	46,661,962
Columbia Banking System	2,322,801	64,388,044
East West Bancorp	251,204	26,803,467
Eastern Bankshares	1,639,900	30,879,317
Essent Group	769,622	48,301,477
First Financial Bancorp	2,074,907	51,623,686
FNB	4,222,260	70,258,406
    1

Schedule of investments
Nomura Small Cap Value Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials (continued)
Hancock Whitney	1,152,717	$ 69,843,123
Hanover Insurance Group	280,733	52,090,008
Hope Bancorp	3,074,856	32,654,971
Merchants Bancorp	607,933	19,873,330
Old National Bancorp	2,737,730	59,490,873
P10 Class A	1,847,903	17,333,330
Selective Insurance Group	313,729	24,646,550
Stewart Information Services	313,234	24,003,121
Stifel Financial	533,151	65,044,422
Valley National Bancorp	5,978,915	67,681,318
Voya Financial	399,991	28,119,367
Webster Financial	1,194,601	71,198,220
WesBanco	920,900	29,717,443
		1,105,679,998
Healthcare — 2.03%
ICU Medical †	189,591	28,142,888
Integer Holdings †	238,860	17,240,915
Merit Medical Systems †	196,198	16,988,785
Prestige Consumer Healthcare †	197,352	11,752,311
		74,124,899
Industrials — 20.29%
CACI International Class A †	110,099	67,942,093
Centuri Holdings †	1,327,675	29,859,411
Everus Construction Group †	261,545	24,051,678
Gates Industrial †	1,606,047	36,553,630
Griffon	513,746	38,530,950
Herc Holdings	291,972	39,203,081
Huron Consulting Group †	190,856	31,416,806
ITT	336,296	61,932,271
KBR	714,736	29,461,418
Kirby †	221,563	25,151,832
Leonardo DRS	581,179	19,858,886
MasTec †	307,322	65,730,029
Nextpower Class A †	415,895	38,104,300
Regal Rexnord	245,107	35,783,171
Saia †	43,853	12,347,251
Terex	658,565	30,432,289
Timken	507,647	41,317,389
UniFirst	138,327	23,868,324
Werner Enterprises	684,263	17,489,762
2

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Industrials (continued)
WESCO International	155,014	$ 41,452,294
Zurn Elkay Water Solutions	666,456	31,789,951
		742,276,816
Information Technology — 7.84%
ACI Worldwide †	707,937	33,173,928
Allegro MicroSystems †	1,364,677	36,423,229
Belden	346,944	39,343,450
Diodes †	412,431	19,058,436
Flex †	304,284	17,986,227
N-able †	2,333,014	16,797,701
RingCentral Class A †	610,706	17,246,337
TD SYNNEX	281,247	42,884,543
TTM Technologies †	912,335	64,027,670
		286,941,521
Materials — 5.48%
Ashland	334,756	17,708,592
Avient	855,259	26,162,373
Axalta Coating Systems †	631,500	19,027,095
Constellium †	1,359,564	22,854,271
HB Fuller	446,300	26,010,364
Knife River †	275,616	20,627,101
Louisiana-Pacific	461,570	37,853,356
Olympic Steel	175,686	6,832,429
Silgan Holdings	587,366	23,283,188
		200,358,769
Real Estate — 9.31%
Agree Realty	632,255	47,558,221
Apple Hospitality REIT	2,875,405	34,188,566
Centerspace	336,336	22,453,791
Independence Realty Trust	2,497,181	42,826,654
Kite Realty Group Trust	1,853,506	42,890,129
LXP Industrial Trust	986,846	47,862,031
National Health Investors	618,354	49,146,776
Newmark Group Class A	1,769,957	30,761,853
Plymouth Industrial REIT	1,040,395	22,826,266
		340,514,287
Utilities — 5.93%
Black Hills	569,875	42,051,076
MDU Resources Group	2,102,887	44,833,551
    3

Schedule of investments
Nomura Small Cap Value Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Utilities (continued)
New Jersey Resources	546,334	$ 26,267,739
OGE Energy	1,167,459	53,446,273
Southwest Gas Holdings	608,215	50,512,256
		217,110,895
Total Common Stocks (cost $2,412,881,889)		3,595,120,780

Short-Term Investments — 1.73%
Money Market Mutual Funds — 1.73%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.88%)	15,872,108	15,872,108
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.86%)	15,872,107	15,872,107
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.91%)	15,872,106	15,872,106
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.90%)	15,872,106	15,872,106
Total Short-Term Investments (cost $63,488,427)		63,488,427
Total Value of Securities—99.99% (cost $2,476,370,316)		3,658,609,207

Receivables and Other Assets Net of Liabilities—0.01%		248,217
Net Assets Applicable to 49,664,550 Shares Outstanding—100.00%		$3,658,857,424
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
REIT – Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
4

Statement of assets and liabilities
Nomura Small Cap Value Fund	November 30, 2025
Assets:
Investments, at value*	$3,658,609,207
Dividends receivable	3,728,697
Receivable for fund shares sold	3,705,180
Prepaid expenses	68,059
Foreign tax reclaims receivable	7,800
Other assets	47,973
Total Assets	3,666,166,916
Liabilities:
Payable for fund shares redeemed	3,821,044
Investment management fees payable to affiliates	1,918,322
Sub-transfer agent fees and expenses payable	862,717
Other accrued expenses	253,658
Accounting fees payable to affiliates	241,440
Distribution fees payable to affiliates	151,990
Payable for securities purchased	60,321
Total Liabilities	7,309,492
Total Net Assets	$3,658,857,424

Net Assets Consist of:
Paid-in capital	$2,078,950,302
Total distributable earnings (loss)	1,579,907,122
Total Net Assets	$3,658,857,424
    5

Statement of assets and liabilities
Nomura Small Cap Value Fund

Net Asset Value

Class A:
Net assets	$618,482,105
Shares of beneficial interest outstanding, unlimited authorization, no par	8,969,801
Net asset value per share	$68.95
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$73.16

Class C:
Net assets	$18,460,105
Shares of beneficial interest outstanding, unlimited authorization, no par	364,580
Net asset value per share	$50.63

Class R:
Net assets	$32,379,047
Shares of beneficial interest outstanding, unlimited authorization, no par	492,485
Net asset value per share	$65.75

Institutional Class:
Net assets	$1,906,089,117
Shares of beneficial interest outstanding, unlimited authorization, no par	25,421,334
Net asset value per share	$74.98

Class R6:
Net assets	$1,083,447,050
Shares of beneficial interest outstanding, unlimited authorization, no par	14,416,350
Net asset value per share	$75.15
*Investments, at cost	$2,476,370,316
See accompanying notes, which are an integral part of the financial statements.
6

Statement of operations
Nomura Small Cap Value Fund	Year ended November 30, 2025
Investment Income:
Dividends	$74,907,424

Expenses:
Management fees	25,807,981
Distribution expenses — Class A	1,593,493
Distribution expenses — Class C	201,782
Distribution expenses — Class R	172,540
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	4,572,292
Accounting and administration expenses	579,779
Legal fees	266,306
Reports and statements to shareholders expenses	227,274
Trustees’ fees	204,825
Registration fees	123,749
Custodian fees	60,987
Audit and tax fees	42,348
Other	131,802
33,985,158
Less expenses paid indirectly	(5,690)
Total operating expenses	33,979,468
Net Investment Income (Loss)	40,927,956

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	515,279,372
Redemptions in-kind*	186,776,868
Net realized gain (loss)	702,056,240
Net change in unrealized appreciation (depreciation) on investments	(888,336,331)
Net Realized and Unrealized Gain (Loss)	(186,280,091)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(145,352,135)
*	See Note 11 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    7

Statements of changes in net assets
Nomura Small Cap Value Fund
	Year ended
	11/30/25	11/30/24
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$40,927,956	$53,071,809
Net realized gain (loss)	702,056,240	509,045,866
Net change in unrealized appreciation (depreciation)	(888,336,331)	800,656,771
Net increase (decrease) in net assets resulting from operations	(145,352,135)	1,362,774,446

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(78,506,734)	(55,610,737)
Class C	(3,449,576)	(2,411,236)
Class R	(4,265,237)	(2,920,972)
Institutional Class	(266,039,544)	(185,607,901)
Class R6	(127,934,581)	(91,924,381)
	(480,195,672)	(338,475,227)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	42,188,024	58,046,201
Class C	1,656,081	2,429,820
Class R	3,904,727	5,561,619
Institutional Class	289,648,095	343,875,635
Class R6	234,470,081	277,753,002

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	77,596,193	55,051,074
Class C	3,440,544	2,404,261
Class R	4,265,237	2,920,972
Institutional Class	255,719,917	178,120,777
Class R6	122,716,395	87,656,861
	1,035,605,294	1,013,820,222
8

	Year ended
	11/30/25	11/30/24
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(162,053,979)	$(232,824,927)
Class C	(8,533,156)	(10,069,402)
Class R	(10,938,405)	(13,469,474)
Institutional Class	(1,025,937,422)	(994,759,501)
Class R6	(411,011,192)	(593,111,051)
	(1,618,474,154)	(1,844,234,355)
Decrease in net assets derived from capital share transactions	(582,868,860)	(830,414,133)
Net Increase (Decrease) in Net Assets	(1,208,416,667)	193,885,086

Net Assets:
Beginning of year	4,867,274,091	4,673,389,005
End of year	$3,658,857,424	$4,867,274,091
See accompanying notes, which are an integral part of the financial statements.
    9

Financial highlights
Nomura Small Cap Value Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
10

Year ended
11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
$78.83	$63.73	$71.35	$75.49	$55.68

0.51	0.61	0.60	0.47	0.28
(2.23)	19.39	(5.42)	(1.23)	19.94
(1.72)	20.00	(4.82)	(0.76)	20.22

(0.79)	(0.91)	(0.49)	(0.28)	(0.41)
(7.37)	(3.99)	(2.31)	(3.10)	—
(8.16)	(4.90)	(2.80)	(3.38)	(0.41)

$68.95	$78.83	$63.73	$71.35	$75.49

(1.99%)	33.14%	(6.74%)	(1.10%)	36.52%

$618,482	$762,879	$726,870	$896,355	$1,016,518
1.09%	1.10%	1.11%	1.11%	1.11%
1.09%	1.10%	1.11%	1.11%	1.11%
0.79%	0.89%	0.93%	0.67%	0.38%
0.79%	0.89%	0.93%	0.67%	0.38%
21%	19%	27%	19%	14%
11

Financial highlights
Nomura Small Cap Value Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
12

Year ended
11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
$60.28	$49.83	$56.36	$60.49	$44.71

0.02	0.07	0.09	(0.05)	(0.21)
(1.76)	14.95	(4.27)	(0.98)	16.06
(1.74)	15.02	(4.18)	(1.03)	15.85

(0.54)	(0.58)	(0.04)	—	(0.07)
(7.37)	(3.99)	(2.31)	(3.10)	—
(7.91)	(4.57)	(2.35)	(3.10)	(0.07)

$50.63	$60.28	$49.83	$56.36	$60.49

(2.74%)	32.15%	(7.43%)	(1.84%)	35.48%

$18,460	$26,557	$26,959	$39,409	$51,078
1.84%	1.85%	1.86%	1.86%	1.86%
1.84%	1.85%	1.86%	1.86%	1.86%
0.05%	0.14%	0.18%	(0.08%)	(0.37%)
0.05%	0.14%	0.18%	(0.08%)	(0.37%)
21%	19%	27%	19%	14%
13

Financial highlights
Nomura Small Cap Value Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
14

Year ended
11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
$75.58	$61.33	$68.74	$72.83	$53.74

0.34	0.42	0.42	0.28	0.09
(2.16)	18.63	(5.21)	(1.20)	19.28
(1.82)	19.05	(4.79)	(0.92)	19.37

(0.64)	(0.81)	(0.31)	(0.07)	(0.28)
(7.37)	(3.99)	(2.31)	(3.10)	—
(8.01)	(4.80)	(2.62)	(3.17)	(0.28)

$65.75	$75.58	$61.33	$68.74	$72.83

(2.24%)	32.81%	(6.96%)	(1.34%)	36.18%

$32,379	$40,557	$37,411	$43,983	$54,481
1.34%	1.35%	1.36%	1.36%	1.36%
1.34%	1.35%	1.36%	1.36%	1.36%
0.54%	0.64%	0.68%	0.42%	0.13%
0.54%	0.64%	0.68%	0.42%	0.13%
21%	19%	27%	19%	14%
15

Financial highlights
Nomura Small Cap Value Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
16

Year ended
11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
$84.94	$68.20	$76.15	$80.31	$59.19

0.74	0.83	0.82	0.68	0.48
(2.40)	20.86	(5.78)	(1.30)	21.18
(1.66)	21.69	(4.96)	(0.62)	21.66

(0.93)	(0.96)	(0.68)	(0.44)	(0.54)
(7.37)	(3.99)	(2.31)	(3.10)	—
(8.30)	(4.95)	(2.99)	(3.54)	(0.54)

$74.98	$84.94	$68.20	$76.15	$80.31

(1.75%)	33.48%	(6.50%)	(0.85%)	36.84%

$1,906,089	$2,739,784	$2,639,183	$3,833,425	$3,958,855
0.84%	0.85%	0.86%	0.86%	0.86%
0.84%	0.85%	0.86%	0.86%	0.86%
1.05%	1.14%	1.18%	0.92%	0.63%
1.05%	1.14%	1.18%	0.92%	0.63%
21%	19%	27%	19%	14%
17

Financial highlights
Nomura Small Cap Value Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
18

Year ended
11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
$85.12	$68.41	$76.38	$80.53	$59.32

0.83	0.95	0.92	0.81	0.61
(2.39)	20.89	(5.79)	(1.31)	21.21
(1.56)	21.84	(4.87)	(0.50)	21.82

(1.04)	(1.14)	(0.79)	(0.55)	(0.61)
(7.37)	(3.99)	(2.31)	(3.10)	—
(8.41)	(5.13)	(3.10)	(3.65)	(0.61)

$75.15	$85.12	$68.41	$76.38	$80.53

(1.62%)	33.67%	(6.35%)	(0.69%)	37.08%

$1,083,447	$1,297,497	$1,242,966	$1,547,942	$1,602,565
0.71%	0.70%	0.71%	0.70%	0.69%
0.71%	0.70%	0.71%	0.70%	0.69%
1.17%	1.29%	1.33%	1.08%	0.80%
1.17%	1.29%	1.33%	1.08%	0.80%
21%	19%	27%	19%	14%
19

Notes to financial statements
Nomura Small Cap Value Fund	November 30, 2025
Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Nomura Small Cap Core Fund (formerly, Macquarie Small Cap Core Fund through November 30, 2025), Nomura Small Cap Value Fund (formerly, Macquarie Small Cap Value Fund through November 30, 2025), and Nomura Wealth Builder Fund (formerly, Macquarie Wealth Builder Fund through November 30, 2025). These financial statements and the related notes pertain to Nomura Small Cap Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as part of its duties as the Fund's valuation designee (Valuation Designee) to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist
20

with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended November 30, 2025, and for all open tax years (years ended November 30, 2022–November 30, 2024), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the year ended November 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Nomura Funds (formerly, Macquarie Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the
    21

Notes to financial statements
Nomura Small Cap Value Fund
1. Significant Accounting Policies (continued)
securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from any investment companies (Underlying Funds), in which the Fund invests are recorded on the ex-dividend date. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. The Fund’s Chief Executive Officer and Chief Financial Officer act as the Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund's financial statements. Adoption of the new standard impacted the Fund's financial statements note disclosures only, and did not affect the Fund's financial position or the results of its operations.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended November 30, 2025, the Fund earned $439 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended November 30, 2025, the Fund earned $5,251 under this arrangement.
22

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, 0.60% on the next $5.5 billion, and 0.575% on average daily net assets in excess of $8 billion. Prior to December 1, 2025, NIMBT was named Macquarie Investment Management Business Trust (MIMBT).
Prior to December 1, 2025, DMC entered into a Sub-Advisory Agreement on behalf of the Fund with Macquarie Investment Management Global Limited, which was an affiliate of DMC (Affiliated Sub-Advisor). Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Fund.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Nomura Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Nomura Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended November 30, 2025, the Fund paid $184,455 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Nomura Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Nomura Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the year ended November 30, 2025, the Fund paid $270,824 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
    23

Notes to financial statements
Nomura Small Cap Value Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the year ended November 30, 2025, the Fund paid $77,396 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the year ended November 30, 2025, DDLP earned $21,489 for commissions on sales of the Fund’s Class A shares. For the year ended November 30, 2025, DDLP received gross CDSC commissions of $189 and $424 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
As of December 1, 2025 (Closing Date), Nomura Holding America Inc. completed the acquisition of Macquarie Asset Management’s US and European public investments business. The closing of this transaction resulted in the automatic termination of the Fund’s investment advisory agreement with DMC, and any sub-advisory agreement, as applicable. At a special shareholder meeting held on November 7, 2025, Fund shareholders approved a new investment advisory agreement for the Fund. On the Closing Date, the new investment advisory agreement, any applicable sub-advisory agreement, and the Fund's name change to Nomura Small Cap Value Fund went effective.
24

3. Investments
For the year ended November 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Purchases	$821,010,669
Sales	1,392,206,668
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At November 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
Cost of investments	$2,488,125,990
Aggregate unrealized appreciation of investments	$2,058,819,548
Aggregate unrealized depreciation of investments	(888,336,331)
Net unrealized appreciation of investments	$1,170,483,217
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
    25

Notes to financial statements
Nomura Small Cap Value Fund
3. Investments (continued)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of November 30, 2025:
Level 1
Securities
Assets:
Common Stocks	$3,595,120,780
Short-Term Investments	63,488,427
Total Value of Securities	$3,658,609,207
During the year ended November 30, 2025, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. As of November 30, 2025, there were no Level 3 investments.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended November 30, 2025 and 2024 were as follows:
	Year ended
	11/30/25	11/30/24
Ordinary income	$61,506,852	$63,917,570
Long-term capital gains	418,688,820	274,557,657
Total	$480,195,672	$338,475,227
26

5. Components of Net Assets on a Tax Basis
As of November 30, 2025, the components of net assets on a tax basis were as follows:
Paid-in capital	$2,078,950,302
Undistributed ordinary income	34,061,683
Undistributed long-term capital gains	375,362,222
Unrealized appreciation (depreciation) of investments	1,170,483,217
Net assets	$3,658,857,424
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to redemptions in-kind and tax treatment of earnings and profits distributed to shareholders on redemption of shares. Results of operations and net assets were not affected by these reclassifications. For the year ended November 30, 2025, the adjustments were to decrease total distributable earnings (loss) and increase paid-in capital by $319,735,792.
    27

Notes to financial statements
Nomura Small Cap Value Fund
6. Capital Shares
Transactions in capital shares were as follows:
	Year ended
	11/30/25	11/30/24
Shares sold:
Class A	652,331	851,552
Class C	34,240	45,620
Class R	64,815	85,445
Institutional Class	4,165,802	4,681,422
Class R6	3,308,863	3,800,552

Shares issued upon reinvestment of dividends and distributions:
Class A	1,145,839	856,560
Class C	68,687	48,581
Class R	65,893	47,296
Institutional Class	3,480,603	2,578,471
Class R6	1,668,703	1,268,000
	14,655,776	14,263,499

Shares redeemed:
Class A	(2,505,518)	(3,435,725)
Class C	(178,932)	(194,629)
Class R	(174,838)	(206,070)
Institutional Class	(14,480,867)	(13,701,299)
Class R6	(5,804,106)	(7,996,075)
	(23,144,261)	(25,533,798)
Net decrease	(8,488,485)	(11,270,299)
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table above and on the “Statements of changes in net assets.” For the years ended November 30, 2025 and 2024, the Fund had the following exchange transactions:
	Exchange Redemptions				Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class R6 Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Year ended
11/30/25	34,938	3,335	16,929	398	1,051	3,282	47,395	$3,736,561
11/30/24	54,275	1,725	4,128	2,225	5,178	51,932	1,287	4,189,171
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7. Line of Credit
The Fund, along with certain other funds in the Nomura Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 27, 2025. This Agreement was extended to October 26, 2026.
The Fund had no amounts outstanding as of November 30, 2025, or at any time during the year then ended.
8. Securities Lending
The Fund, along with other funds in the Nomura Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational
    29

Notes to financial statements
Nomura Small Cap Value Fund
8. Securities Lending (continued)
organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the year ended November 30, 2025, the Fund had no securities out on loan.
9. Credit and Market Risks
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.
The Fund is subject to the risk that the securities it holds will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates. The Fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
30

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the year ended November 30, 2025. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest in securities of issuers in a particular industry or sector whose value may decline because of changing expectations for the performance of that industry or sector.
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2025, there were no Rule 144A securities held by the Fund.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
11. In-Kind Redemption
During the year ended November 30, 2025, the Fund satisfied withdrawal requests with transfers of securities and cash of $451,990,904, resulting in net realized losses of $186,776,868.
12. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
    31

Notes to financial statements
Nomura Small Cap Value Fund
13. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to November 30, 2025, that would require recognition or disclosure in the Fund’s financial statements.
32

Report of independent registered public accounting firm
To the Shareholders of Nomura Small Cap Value Fund and Board of Trustees of Delaware Group® Equity Funds V
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Nomura Small Cap Value Fund (formerly Macquarie Small Cap Value Fund, the “Fund”), a series of Delaware Group Equity Funds V, as of November 30, 2025, the related statement of operations, statement of changes in net assets, and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations, changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial statements and financial highlights for the years ended November 30, 2024, and prior, were audited by other auditors whose report dated January 28, 2025, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian and broker; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Delaware Management Company since 2025.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
January 26, 2026
    33

Other Fund information (Unaudited)
Nomura Small Cap Value Fund
Tax Information
The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended November 30, 2025, the Fund reports distributions paid during the year as follows:
(A) Ordinary Income Distributions (Tax Basis)*	12.81%
(B) Long-Term Capital Gain Distributions (Tax Basis)	87.19%
Total Distributions (Tax Basis)	100.00%
(C) Qualified Dividends[1]	96.80%

(A) and (B) are based on a percentage of the Fund's total distributions.
(C) is based on the Fund's ordinary income distributions.
1Qualified dividends represent dividends which qualify for the corporate dividends received deduction.
*For the fiscal year ended November 30, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%. The percentage of dividends paid by the Fund from ordinary income reported as qualified income is 98.39%. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV, as applicable.
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Change in Independent Registered Public Accounting Firm
At a meeting held on September 9, 2025, the Board of Trustees (Board), upon recommendation of the Audit Committee, dismissed PricewaterhouseCoopers LLP (PwC) and approved the appointment of Cohen & Company, Ltd. (Cohen & Co) to serve as the independent registered public accounting firm for Nomura Small Cap Value Fund (formerly, Macquarie Small Cap Value Fund) (the “Fund”) for the fiscal year ending November 30, 2025.
PwC’s reports on the financial statements for the fiscal years ended November 30, 2023 and November 30, 2024 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.
In addition, during the fiscal years ended November 30, 2023 and November 30, 2024 and during the subsequent interim period through September 9, 2025, (i) there were no disagreements between the Fund and PwC on accounting principles, financial statement
34

disclosures or audit scope, which, if not resolved to the satisfaction of PwC, would have caused them to make reference to the disagreement in their reports; and (ii) there were no reportable events described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. During the fiscal years ended November 30, 2023 and November 30, 2024 and during the subsequent interim period through September 9, 2025, neither the Board nor anyone on its behalf has consulted with Cohen & Co at any time prior to their selection with respect to (i) the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304.
The Fund has provided PwC with a copy of this Form N-CSR and requested that PwC furnish the Fund with a letter stating whether or not it agrees with the statements made herein. A copy of PwC’s letter, dated February 6, 2026, is attached as Exhibit 99 to this N-CSR.
Proxy Disclosures for Open-End Management Investment Companies
Proxy Results
At a special shareholder meeting held on November 7, 2025, Nomura Small Cap Value Fund shareholders approved a new investment advisory agreement. The results of the voting at the meeting were as follows:
For	Against	Abstain
25,140,727	481,980	4,195,417
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 12-14, 2025
Nomura Holding America Inc. completed its acquisition of the equity interests of Macquarie Group Limited’s U.S. and European public investments business effective (the “Closing Date”), which included Delaware Management Company (“DMC”), the Fund complex’s investment adviser. Prior to the Closing Date, the Funds’ Board of Trustees (the “Board”) and the Funds’ shareholders approved a new investment advisory agreement with DMC. This new agreement supersedes the Funds’ prior investment advisory agreement with DMC that automatically terminated on the Closing Date. In addition, the Board of Trustees also approved new sub-advisory agreements for certain Funds. The reapproval described below relates to the continuation of DMC’s prior investment advisory agreement and of the Funds’ prior sub-advisor agreements, as applicable, from September 2025 until the Closing Date. Information about the
    35

Other Fund information (Unaudited)
Nomura Small Cap Value Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 12-14, 2025 (continued)
Board of Trustees’ consideration of the new investment advisory agreement with DMC is available in the Funds’ proxy statement dated July 9, 2025.
At a meeting held on August 12-14, 2025 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Macquarie Small Cap Value Fund (the “Fund”) Investment Management Agreement with Delaware Management Company (“DMC”) and the Sub-Advisory Agreement with Macquarie Investment Management Global Limited (“MIMGL” or the “Affiliated Sub-Adviser”).
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2025, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreement. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreement, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreement, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreement, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
36

After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreement for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Fund by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including the Fund’s portfolio managers. The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Fund’s portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals.
The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and individuals, and enhancements to existing processes and testing as discussed further below). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd., the parent company of DMC, regarding its U.S. mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex. Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the preparation of the Fund’s prospectus, summary prospectus, statement of additional information, shareholder reports, and other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the proposed acquisition by Nomura Holding America, Inc. (“Nomura”) of the US and European public investments business of Macquarie Asset Management, including DMC (the “MAM Business”). The Board considered information from DMC and Nomura regarding the transaction, as well as the approvals made by the Board, at a special board meeting held on June 18, 2025 that, among other things, authorized management to seek shareholder approval of the new advisory agreements for the Fund complex with DMC that if approved by shareholders, would become effective upon the closing of the transaction. The Board noted the anticipated benefits to shareholders of the change in ownership of the MAM Business, including the resources available to DMC when it becomes part of Nomura’s global asset management business.
The Board received and considered various information with respect to the services provided by the Affiliated Sub-Adviser under the Sub-Advisory Agreement and the credentials and experience
    37

Other Fund information (Unaudited)
Nomura Small Cap Value Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 12-14, 2025 (continued)
of the officers and employees of the Affiliated Sub-Adviser who provide these services. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Adviser and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Adviser with respect to certain asset classes and/or investment styles. The Board noted the changes that would occur with respect to the Affiliated Sub-Adviser following the closing of the Transaction, including whether and how such sub-adviser would continue to provide investment services to the Fund. The Board took into account that the Sub-Advisory Agreement may benefit the Fund and its shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Adviser in managing the Fund.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
Based on this information, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided until the closing of the transaction) to the Fund by DMC and the Affiliated Sub-Adviser.
Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting, and reports provided by JDL throughout the year. The Broadridge reports prepared for the Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5- and 10-year or since inception periods, as applicable, ended December 31, 2024.
The Performance Universe consists of the Fund and all retail and institutional small-cap value funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was in the second quartile of its Performance Universe and for the 3- and 5-year periods was in the fourth quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 3- and 5-year periods was below the median of its Performance Universe and for the 1- and 10-year periods was above the median of its Performance Universe.
38

The Board also noted that the Fund outperformed its benchmark index for the 1-, 3-, and 10-year periods and performed approximately equal to its benchmark index for the 5-year period.
Comparative expenses. The Board received and considered expense data for the Fund. DMC provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Broadridge total expenses (reflecting any applicable fee waivers and/or expense reimbursements), for comparative consistency, were shown by Broadridge for Institutional Class shares. The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Universe”). The Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Universe and all other similar funds with an institutional share class (i.e., funds without 12b-1 fees and non-12b-1 service fees) with assets equal to or greater than $100 million, excluding outliers. In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Universe were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers and/or expense reimbursements, with the Fund’s Expense Universe.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Universe average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
The Board noted that DMC, and not the Fund, pays the sub-advisory fees to the Affiliated Sub-Adviser and, accordingly, that the retention of the Affiliated Sub-Adviser does not increase the fees and expenses incurred by the Fund.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board noted that, as of March 31, 2025, the Fund’s net assets exceeded its third breakpoint level and that breakpoints result in a lower advisory fee than
    39

Other Fund information (Unaudited)
Nomura Small Cap Value Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 12-14, 2025 (continued)
would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.
The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Adviser. Given the affiliation between DMC and the Affiliated Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations. These potentially include procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex. The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.
40

Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the representations of DMC and Nomura, the Board did not find that any ancillary benefits received, or likely to be received in the near future, by DMC and its affiliates, including the Affiliated Sub-Adviser, were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Adviser’s Sub-Advisory Agreement for an additional one-year period.
    41

Contact information
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800 362-7500
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Pittsburgh, PA 15262
Nomura Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT.
(5086292)
AR-021-0126
This page is not part of the financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Change in Independent Registered Public Accounting Firm

At a meeting held on September 9, 2025, the Board of Trustees (Board), upon recommendation of the Audit Committee, dismissed PricewaterhouseCoopers LLP (PwC) and approved the appointment of Cohen & Company, Ltd. (Cohen & Co) to serve as the independent registered public accounting firm for Nomura Small Cap Core Fund (formerly, Macquarie Small Cap Core Fund), Nomura Small Cap Value Fund (formerly, Macquarie Small Cap Value Fund), and Nomura Wealth Builder Fund (formerly, Macquarie Wealth Builder Fund) (for purposes of this paragraph, each, a Fund and collectively, the Funds) for the fiscal year ending November 30, 2025.

PwC’s reports on the financial statements for the fiscal years ended November 30, 2023 and November 30, 2024 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles except that the Nomura Wealth Builder Fund restated its fiscal year ended November 30, 2023 financial statements to correct an error.

In addition, during the fiscal years ended November 30, 2023 and November 30, 2024 and during the subsequent interim period through September 9, 2025, (i) there were no disagreements between the Funds and PwC on accounting principles, financial statement disclosures or audit scope, which, if not resolved to the satisfaction of PwC, would have caused them to make reference to the disagreement in their reports; and (ii) there were no reportable events described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended, except for the material weakness related to the Nomura Wealth Builder Fund’s failure to timely identify that it had failed the gross income test to enable the recording of the associated tax liability in the relevant fiscal year.

During the fiscal years ended November 30, 2023 and November 30, 2024 and during the subsequent interim period through September 9, 2025, neither the Board nor anyone on its behalf has consulted with Cohen & Co at any time prior to their selection with respect to (i) the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304.

The Funds have provided PwC with a copy of this Form N-CSR and requested that PwC furnish the Funds with a letter stating whether or not it agrees with the statements made herein. A copy of PwC’s letter, dated February 6, 2026, is attached as Exhibit 99 to this N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included as part of materials filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

As previously disclosed under Item 11(a) of Form N-CSR for the period ended November 30, 2024, management identified a material weakness over the design and operating effectiveness of controls over the gross income test requirement necessary for a fund to qualify as a regulated investment company for US federal income tax purposes.

During the period ended November 30, 2025, management implemented enhancements to its tax compliance review controls and monitoring procedures related to a fund’s gross income test calculation and its underlying inputs. Management regularly monitors a fund’s investments that generate nonqualifying income year-over-year, to ensure that investments that are sold in the prior year but for which income is recognized in a subsequent year for tax purposes are appropriately included. Management also enhanced a mechanism to track the year within which Schedule K-1 income is recognized for tax purposes.

As a result of these remediation activities, management has concluded that the previously reported material weakness has been fully remediated and that the enhanced controls were operating effectively as of the period ended November 30, 2025. Management further concluded that the registrant’s internal control over financial reporting was effective as of that date. Other than the enhancements to controls and procedures noted above, there were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was a change in the Registrant’s independent public accountant during the period covered by the report. Attached hereto as Exhibit 99.IND PUB ACCT.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group Equity Funds V

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	February 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	February 6, 2026

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	February 6, 2026